UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q/A

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                    811-5162

Exact name of registrant as specified in charter:      Delaware VIP Trust

Address of principal executive offices:                2005 Market Street
                                                       Philadelphia, PA 19103

Name and address of agent for service:                 David F. Connor, Esq.
                                                       2005 Market Street
                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:    (800) 523-1918

Date of fiscal year end:                               December 31

Date of reporting period:                              September 30, 2006

Delaware VIP Trust-Delaware VIP Balanced Series
_______________________________________________

September 30, 2006


                                                                                                     Number of         Market
                                                                                                     Shares            Value
                                                                                                                       (U.S.$)
Common Stock - 61.08%

Consumer Discretionary - 5.71%
Gap                                                                                                      37,400         $  708,730
Limited Brands                                                                                           24,200            641,058
Mattel                                                                                                   33,400            657,980
                                                                                                                           _______

                                                                                                                         2,007,768
                                                                                                                         _________
Consumer Staples - 7.27%
ConAgra Foods                                                                                            27,100            663,408
Heinz (H.J.)                                                                                             15,200            637,336
Kimberly-Clark                                                                                            9,800            640,528
Safeway                                                                                                  20,300            616,105
                                                                                                                           _______

                                                                                                                         2,557,377
                                                                                                                         _________
Energy - 3.34%
Chevron                                                                                                   9,400            609,684
ConocoPhillips                                                                                            9,500            565,535
                                                                                                                           _______

                                                                                                                         1,175,219
                                                                                                                         _________
Financials - 14.66%
Allstate                                                                                                 10,400            652,392
Aon                                                                                                      19,500            660,465
Chubb                                                                                                    12,400            644,304
Hartford Financial Services Group                                                                         7,500            650,625
Huntington Bancshares                                                                                    26,700            638,931
Morgan Stanley                                                                                            9,100            663,480
Wachovia                                                                                                 11,200            624,960
Washington Mutual                                                                                        14,300            621,621
                                                                                                                           _______

                                                                                                                         5,156,778
                                                                                                                         _________
Health Care - 11.16%
Abbott Laboratories                                                                                      13,100            636,136
Baxter International                                                                                     14,100            640,986
Bristol-Myers Squibb                                                                                     27,100            675,332
Merck & Co.                                                                                              15,600            653,640
Pfizer                                                                                                   22,800            646,608
Wyeth                                                                                                    13,200            671,088
                                                                                                                           _______

                                                                                                                         3,923,790
                                                                                                                         _________
Industrials - 3.86%
Donnelley (R.R.) & Sons                                                                                  20,800            685,568
Waste Management                                                                                         18,300            671,244
                                                                                                                           _______

                                                                                                                         1,356,812
                                                                                                                         _________
Information Technology - 7.55%
Hewlett-Packard                                                                                          17,700            649,413
Intel                                                                                                    33,000            678,810
International Business Machines                                                                           8,100            663,714
+ Xerox                                                                                                  42,700            664,412
                                                                                                                           _______

                                                                                                                         2,656,349
                                                                                                                         _________
Materials - 1.83%
duPont (E.I.) deNemours                                                                                  15,000            642,600
                                                                                                                           _______

                                                                                                                           642,600
                                                                                                                           _______
Telecommunications - 3.81%
AT&T                                                                                                     20,200            657,712
Verizon Communications                                                                                   18,400            683,192
                                                                                                                           _______

                                                                                                                         1,340,904
                                                                                                                         _________
Utilities - 1.89%
Progress Energy                                                                                          14,600            662,548
                                                                                                                           _______

                                                                                                                           662,548
                                                                                                                           _______

Total Common Stock (cost $18,770,234)                                                                                   21,480,145
                                                                                                                        __________

Preferred Stock - 0.06%

Nexen 7.35%                                                                                                 790             20,303
                                                                                                                            ______

Total Preferred Stock (cost $19,750)                                                                                        20,303
                                                                                                                            ______



                                                                                                     Principal
                                                                                                     Amount
                                                                                                     (U.S.$)
Agency Asset-Backed Securities - 0.01%

~ Fannie Mae Whole Loan Series 2002-W11 AV1 5.67% 11/25/32                                           $    4,740              4,739
                                                                                                                             _____

Total Agency Asset-Backed Securities (cost $4,742)                                                                           4,739
                                                                                                                             _____

Agency Collateralized Mortgage Obligations - 1.60%

Fannie Mae
     Series 1996-46 ZA 7.50% 11/25/26                                                                    21,617             23,130
     Series 2003-122 AJ 4.50% 2/25/28                                                                    20,947             20,432
     Series 2005-110 MB 5.50% 9/25/35                                                                    60,000             60,172
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41                                                 18,263             19,718
Fannie Mae Whole Loan
     Series 2004-W9 2A1 6.50% 2/25/44                                                                    31,323             32,052
     Series 2004-W11 1A2 6.50% 5/25/44                                                                   33,392             34,177
Freddie Mac
     Series 1730 Z 7.00% 5/15/24                                                                         17,734             18,620
     Series 2326 ZQ 6.50% 6/15/31                                                                        83,821             87,411
     Series 2480 EH 6.00% 11/15/31                                                                        2,881              2,879
     Series 2662 MA 4.50% 10/15/31                                                                       38,860             38,087
     Series 2872 GC 5.00% 11/15/29                                                                       40,000             39,090
     Series 2890 PC 5.00% 7/15/30                                                                        65,000             63,609
     Series 3022 MB 5.00% 12/15/28                                                                       30,000             29,562
     Series 3063 PC 5.00% 2/15//29                                                                       60,000             59,037
/ Freddie Mac Structured Pass Through Securities Series T-58 2A 6.50% 9/25/43                            34,405             35,110
                                                                                                                            ______

Total Agency Collateralized Mortgage Obligations (cost $572,066)                                                           563,086
                                                                                                                           _______

Agency Mortgage-Backed Securities - 5.18%

Fannie Mae
     6.50% 8/1/17                                                                                        24,451             24,893
     6.765% 1/1/07                                                                                        4,381              4,371
Fannie Mae Relocation 30 yr
     5.00% 11/1/33                                                                                       59,190             57,499
     5.00% 11/1/34                                                                                       40,886             39,660
Fannie Mae S.F. 15 yr TBA 6.00% 10/1/21                                                                  40,000             40,612
Fannie Mae S.F. 20 yr 5.50% 8/1/25                                                                       38,457             38,183
Fannie Mae S.F. 30 yr
     5.50% 3/1/29                                                                                        74,285             73,574
     5.50% 4/1/29                                                                                        79,974             79,208
     7.50% 6/1/31                                                                                        29,255             30,291
     9.50% 6/1/19                                                                                         8,190              8,647
Fannie Mae S.F. 30 yr TBA
     5.00% 10/1/36                                                                                      100,000             96,125
     5.50% 10/25/36                                                                                     700,000            689,719
     6.00% 10/1/36                                                                                       80,000             80,375
~ Freddie Mac ARM 4.039% 4/1/34                                                                          24,442             24,424
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                                98,624             96,127
Freddie Mac S.F. 15 yr 4.00% 2/1/14                                                                      61,126             58,945
Freddie Mac S.F. 20 yr 5.50% 9/1/24                                                                      72,571             72,234
Freddie Mac S.F. 30 yr 7.00% 11/1/33                                                                     15,579             16,037
Freddie Mac S.F. 30 yr TBA
     5.00% 10/1/36                                                                                      155,000            149,091
     6.00% 10/1/36                                                                                      135,000            135,717
GNMA S.F. 30 yr 7.50% 1/15/32                                                                             6,814              7,093
                                                                                                                             _____

Total Agency Mortgage-Backed Securities (cost $1,823,936)                                                                1,822,825
                                                                                                                         _________

Agency Obligations - 0.63%

^ Fannie Mae 5.377% 10/9/19                                                                             230,000            113,328
^ Resolution Funding Interest Strip 5.24% 10/15/25                                                      275,000            106,621
                                                                                                                           _______

Total Agency Obligations (cost $218,003)                                                                                   219,949
                                                                                                                           _______

Commercial Mortgage-Backed Securities - 1.82%

Bank of America Commercial Mortgage Securities
   ~ Series 2006-3 A4 5.889% 7/10/44                                                                     50,000             51,966
     Series 2006-4 A4 5.634% 7/10/46                                                                     25,000             25,506
# Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16                      40,000             39,977
/ Commercial Mortgage Pass Through Certificates
# Series 2001-J1A A2 144A 6.457% 2/14/34                                                                 28,917             30,053
  Series 2006-C7 A2 5.69% 6/10/46                                                                        25,000             25,497
~ Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.557% 2/15/39                          15,000             15,209
# Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                               25,000             24,605
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                             28,889             29,285
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35                           75,000             78,616


# Hilton Hotel Pool Trust Series 2000-HLTA A1 144A 7.055% 10/3/15                                        15,978             16,599
JPMorgan Chase Commercial Mortgage Securities
     Series 2002-C1 A3 5.376% 7/12/37                                                                    35,000             35,263
     Series 2003-C1 A2 4.985% 1/12/37                                                                    68,000             66,997
  ~# Series 2006-RR1A A1 144A 5.456% 10/18/52                                                            25,000             25,195
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31                           55,000             58,148
~ Merrill Lynch Mortgage Trust Series 2004-BPC1 A3 4.467% 10/12/41                                       25,000             24,168
# Tower 144A
     Series 2004-2A A 4.232% 12/15/14                                                                    45,000             43,864
     Series 2006-1 B 5.588% 2/15/36                                                                      25,000             25,071
     Series 2006-1 C 5.707% 2/15/36                                                                      25,000             25,090
                                                                                                                            ______

Total Commercial Mortgage-Backed Securities (cost $653,498)                                                                641,109
                                                                                                                           _______

Corporate Bonds - 11.96%

Banking - 1.87%
~# Barclays Bank 144A 7.375% 6/29/49                                                                     20,000             21,650
Citigroup 5.875% 2/22/33                                                                                 20,000             19,998
Credit Suisse First Boston USA 6.125% 11/15/11                                                           55,000             57,105
~ MUFG Capital Finance 1 6.346% 7/29/49                                                                 100,000            100,994
Popular North America
     4.25% 4/1/08                                                                                        55,000             54,025
   ~ 5.886% 4/6/09                                                                                       25,000             25,077
Popular North America Capital Trust I 6.564% 9/15/34                                                     50,000             48,768
~# Rabobank Capital Funding II 144A 5.26% 12/29/49                                                       35,000             34,304
~ RBS Capital Trust I 4.709% 12/29/49                                                                    60,000             56,264
~# Resona Preferred Global Securities Cayman 144A 7.191% 12/29/49                                        80,000             82,934
Sovereign Capital Trust VI 7.908% 6/13/36                                                                30,000             33,256
Suntrust Capital II 7.90% 6/15/27                                                                        35,000             36,577
# Wachovia Capital I 144A 7.64% 1/15/27                                                                  40,000             41,678
~ Wachovia Capital Trust III 5.80% 8/29/49                                                               40,000             40,147
                                                                                                                            ______

                                                                                                                           652,777
                                                                                                                           _______
Basic Industry - 0.21%
* Abitibi-Consolidated 7.875% 8/1/09                                                                      5,000              4,975
Bowater 9.50% 10/15/12                                                                                    5,000              5,100
Lubrizol 4.625% 10/1/09                                                                                  30,000             29,450
Potlatch 13.00% 12/1/09                                                                                   5,000              5,868
*++ Solutia 6.72% 10/15/37                                                                                5,000              4,875
Weyerhaeuser 7.125% 7/15/23                                                                              25,000             25,185
                                                                                                                            ______

                                                                                                                            75,453
                                                                                                                            ______
Brokerage - 0.61%
*~ Ameriprise Financial 7.518% 6/1/66                                                                    25,000             26,861
Amvescap 4.50% 12/15/09                                                                                  55,000             53,661
Goldman Sachs Group 6.345% 2/15/34                                                                       25,000             24,921
LaBranche & Co. 11.00% 5/15/12                                                                            5,000              5,375
Merrill Lynch 6.05% 5/16/16                                                                             100,000            103,595
                                                                                                                           _______

                                                                                                                           214,413
                                                                                                                           _______
Capital Goods - 0.32%
Casella Waste Systems 9.75% 2/1/13                                                                        5,000              5,275
Caterpillar 6.05% 8/15/36                                                                                15,000             15,670
General Electric 5.00% 2/1/13                                                                            40,000             39,600
* Geo Subordinate 11.00% 5/15/12                                                                          5,000              5,175
* Graham Packaging 9.875% 10/15/14                                                                        5,000              4,938
Interface 10.375% 2/1/10                                                                                  5,000              5,475
Intertape Polymer 8.50% 8/1/14                                                                            5,000              4,725
Masco 6.125% 10/3/16                                                                                     15,000             14,923
United Technologies 6.05% 6/1/36                                                                         15,000             15,966
                                                                                                                            ______

                                                                                                                           111,747
                                                                                                                           _______
Communications - 1.76%
} Adelphia Communications 8.125% 12/15/06                                                                 5,000              3,113
American Tower 7.125% 10/15/12                                                                            5,000              5,150
AT&T
     7.30% 11/15/11                                                                                      40,000             43,402
     8.00% 11/15/31                                                                                      15,000             18,389
BellSouth 4.20% 9/15/09                                                                                  25,000             24,263
British Telecommunications 8.875% 12/15/30                                                               15,000             20,069
*++ Century Communications 9.50% 11/30/06                                                                 5,000              5,625
Charter Communication Holdings 13.50% 11/30/06                                                            5,000              4,075
Comcast
   ~ 5.80% 7/14/09                                                                                       15,000             15,037
     6.50% 11/15/35                                                                                      15,000             15,154



Cox Communications 4.625% 1/15/10                                                                        25,000             24,336
Embarq 6.738% 6/1/13                                                                                     20,000             20,605
{ Inmarsat Finance 10.375% 11/15/12                                                                       5,000              4,450
Insight Midwest
     9.75% 10/1/09                                                                                        6,000              6,120
   * 10.50% 11/1/10                                                                                       5,000              5,200
* iPCS 11.50% 5/1/12                                                                                      5,000              5,625
* Mediacom Capital 9.50% 1/15/13                                                                          5,000              5,138
News America Holdings 7.75% 12/1/45                                                                      20,000             22,376
Rural Cellular 9.875% 2/1/10                                                                              5,000              5,238
Sprint Capital
   * 7.625% 1/30/11                                                                                      35,000             37,720
     8.75% 3/15/32                                                                                       45,000             55,034
Telecom Italia Capital
   ~ 6.108% 7/18/11                                                                                      40,000             39,737
     7.20% 7/18/36                                                                                       45,000             46,395
Telefonica Emisones 5.984% 6/20/11                                                                       75,000             76,499
Telefonos de Mexico 4.50% 11/19/08                                                                       65,000             64,035
Thomson 5.75% 2/1/08                                                                                     30,000             30,106
Time Warner Entertainment 8.375% 3/15/23                                                                 10,000             11,576
~ US LEC 13.62% 10/1/09                                                                                   5,000              5,338
                                                                                                                             _____

                                                                                                                           619,805
                                                                                                                           _______
Consumer Cyclical - 0.55%
~ DaimlerChrysler Holdings 5.918% 8/3/09                                                                 50,000             50,000
* General Motors Acceptance Corporation
     6.875% 9/15/11                                                                                      35,000             34,851
     8.00% 11/1/31                                                                                       10,000             10,485
Home Depot 5.40% 3/1/16                                                                                  10,000              9,952
Mandalay Resort Group 9.50% 8/1/08                                                                        5,000              5,325
Penney (JC)
     7.625% 3/1/97                                                                                       25,000             25,774
     8.00% 3/1/10                                                                                        15,000             16,147
* Playtex Products 9.375% 6/1/11                                                                          5,000              5,250
{ Town Sports International 11.00% 2/1/14                                                                 5,000              4,131
# Viacom 144A 5.75% 4/30/11                                                                              25,000             24,975
WMG Acquisition 7.375% 4/15/14                                                                            5,000              4,900
                                                                                                                             _____

                                                                                                                           191,790
                                                                                                                           _______
Consumer Non-Cyclical - 0.57%
Anheuser Busch 5.75% 4/1/36                                                                              15,000             15,160
Biovail 7.875% 4/1/10                                                                                     5,000              5,025
Boston Scientific 6.40% 6/15/16                                                                          25,000             25,257
* Cott Beverages 8.00% 12/15/11                                                                           5,000              5,125
CRC Health 10.75% 2/1/16                                                                                  5,000              5,225
Diageo Capital 5.875% 9/30/36                                                                             5,000              4,910
Gold Kist 10.25% 3/15/14                                                                                  3,000              3,465
Kraft Foods 4.125% 11/12/09                                                                              15,000             14,545
Kroger 6.375% 3/1/08                                                                                     30,000             30,319
Marsh Supermarket 8.875% 8/1/07                                                                           1,000              1,001
Medco Health Solutions 7.25% 8/15/13                                                                     10,000             10,869
Medtronic 4.375% 9/15/10                                                                                  5,000              4,864
UST 6.625% 7/15/12                                                                                       30,000             31,756
{ Vanguard Health 11.25% 10/1/15                                                                          5,000              3,625
Warner Chilcott 8.75% 2/1/15                                                                              5,000              5,200
Wyeth 5.50% 2/1/14                                                                                       35,000             35,119
                                                                                                                            ______

                                                                                                                           201,465
                                                                                                                           _______
Electric - 1.32%
~ Alabama Power Capital Trust IV 4.75% 10/1/42                                                           55,000             54,687
++# Calpine 144A 9.90% 7/15/07                                                                              196                203
Commonwealth Edison 5.95% 8/15/16                                                                        45,000             45,707
Dominion Resources 5.687% 5/15/08                                                                        20,000             20,090
Duke Capital 5.668% 8/15/14                                                                              35,000             34,714
FPL Group Capital
     5.625% 9/1/11                                                                                       25,000             25,320
   ~ 6.35% 10/1/66                                                                                       60,000             60,849
# Midamerican Energy Holdings 144A 6.125% 4/1/36                                                         20,000             20,285
* Midwest Generation 8.75% 5/1/34                                                                         5,000              5,363
++ Nisource Finance 5.968% 11/23/09                                                                      20,000             20,013
Northern States Power 6.25% 6/1/36                                                                       25,000             26,838
Oncor Electric Delivery 7.00% 9/1/22                                                                     35,000             38,023



Pepco Holdings
     5.50% 8/15/07                                                                                       40,000             39,999
   ~ 6.025% 6/1/10                                                                                       30,000             30,129
# Power Contract Financing 144A 6.256% 2/1/10                                                            16,628             16,766
Puget Sound Energy 5.483% 6/1/35                                                                         15,000             13,808
Xcel Energy 6.50% 7/1/36                                                                                 10,000             10,586
                                                                                                                            ______

                                                                                                                           463,380
                                                                                                                           _______
Energy - 0.74%
Anadarko Petroleum
     5.95% 9/15/16                                                                                       15,000             15,208
     6.45% 9/15/36                                                                                       15,000             15,373
* Bluewater Finance 10.25% 2/15/12                                                                        5,000              5,088
# Canadian Oil Sands 144A 4.80% 8/10/09                                                                  35,000             34,367
Nexen 5.875% 3/10/35                                                                                      5,000              4,783
~ Secunda International 13.507% 9/1/12                                                                    5,000              5,231
Southern Union 6.15% 8/16/08                                                                             50,000             50,368
USX 9.125% 1/15/13                                                                                       40,000             47,736
Valero Energy 6.125% 4/15/07                                                                             45,000             45,141
Weatherford International 4.95% 10/15/13                                                                 35,000             33,700
* Whiting Petroleum 7.25% 5/1/13                                                                          5,000              4,925
                                                                                                                             _____

                                                                                                                           261,920
                                                                                                                           _______
Finance Companies - 0.83%
~ American Express 6.80% 9/1/66                                                                          20,000             21,153
American General Finance 4.875% 7/15/12                                                                  30,000             29,217
* FINOVA Group 7.50% 11/15/09                                                                             5,763              1,642
JPMorgan Chase Capital XX 6.55% 9/29/36                                                                  75,000             75,926
Residential Capital
     6.00% 2/22/11                                                                                       20,000             19,995
   * 6.125% 11/21/08                                                                                     30,000             30,132
     6.375% 6/30/10                                                                                      25,000             25,315
     6.50% 4/17/13                                                                                       45,000             45,760
     6.875% 6/30/15                                                                                      45,000             46,820
                                                                                                                            ______

                                                                                                                           292,960
                                                                                                                           _______
Industrial - 0.15%
# Knowledge Learning 144A 7.75% 2/1/15                                                                   10,000              9,400
# Mobile Services Group 144A 9.75% 8/1/14                                                                 5,000              5,150
President and Fellows of Harvard College 6.30% 10/1/37                                                   35,000             37,478
                                                                                                                            ______

                                                                                                                            52,028
                                                                                                                            ______
Insurance - 1.54%
AmerUs Group 6.583% 5/16/11                                                                              35,000             36,380
# Farmers Insurance Exchange 144A
     6.00% 8/1/14                                                                                        10,000              9,964
     8.625% 5/1/24                                                                                       70,000             83,132
~# Great West Life & Annuity Insurance 144A 7.153% 5/16/46                                               20,000             20,808
Hartford Financial Services Group 5.663% 11/16/08                                                        25,000             25,186
# Liberty Mutual 144A 6.70% 8/15/16                                                                      15,000             15,608
Marsh & McLennan
     5.15% 9/15/10                                                                                       35,000             34,514
   * 5.375% 3/15/07                                                                                      40,000             39,980
MetLife 5.70% 6/15/35                                                                                     5,000              4,875
# Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                         45,000             52,802
# Nippon Life Insurance 144A 4.875% 8/9/10                                                               35,000             34,338
PMI Group 5.568% 11/15/08                                                                                30,000             30,064
Safeco Capital Trust I 8.072% 7/15/37                                                                    45,000             47,359
WellPoint
     4.25% 12/15/09                                                                                      25,000             24,277
     5.85% 1/15/36                                                                                       35,000             34,065
Willis Group
     5.125% 7/15/10                                                                                      25,000             24,598
     5.625% 7/15/15                                                                                      25,000             24,027
                                                                                                                            ______

                                                                                                                           541,977
                                                                                                                           _______
Natural Gas - 0.72%
* El Paso Production 7.75% 6/1/13                                                                         5,000              5,138
Enterprise Products Operating
     4.00% 10/15/07                                                                                      50,000             49,252
     4.625% 10/15/09                                                                                     40,000             39,123
Inergy Finance 6.875% 12/15/14                                                                            5,000              4,813
ONEOK 5.51% 2/16/08                                                                                      25,000             25,018
~ Sempra Energy 5.863% 5/21/08                                                                           50,000             50,091
Valero Logistics Operations 6.05% 3/15/13                                                                80,000             81,236
                                                                                                                            ______

                                                                                                                           254,671
                                                                                                                           _______



Real Estate - 0.32%
American Real Estate Partners 8.125% 6/1/12                                                               4,000              4,120
BF Saul REIT 7.50% 3/1/14                                                                                 5,000              5,100
~ Brandywine Operating Partnership 5.958% 4/1/09                                                         35,000             35,064
* Developers Diversified Realty 4.625% 8/1/10                                                            50,000             48,505
HRPT Properties Trust 5.75% 2/15/14                                                                      20,000             19,961
                                                                                                                            ______

                                                                                                                           112,750
                                                                                                                           _______
Technology - 0.02%
* MagnaChip Semiconductor 8.00% 12/15/14                                                                  5,000              3,063
* STATS ChipPAC 7.50% 7/19/10                                                                             5,000              5,000
                                                                                                                             _____

                                                                                                                             8,063
                                                                                                                             _____
Transportation - 0.43%
American Airlines 3.857% 7/9/10                                                                          40,429             38,302
* Continental Airlines 6.503% 6/15/11                                                                    50,000             50,927
# Erac USA Finance 144A 7.35% 6/15/08                                                                    40,000             41,273
Grupo Transportacion 10.25% 6/15/07                                                                       3,000              3,083
# Hertz 144A 8.875% 1/1/14                                                                               10,000             10,525
{ H-Lines Finance Holdings 11.00% 4/1/13                                                                  5,000              4,425
Kansas City Southern Railway 9.50% 10/1/08                                                                1,000              1,045
                                                                                                                             _____

                                                                                                                           149,580
                                                                                                                           _______

Total Corporate Bonds (cost $4,169,218)                                                                                  4,207,779
                                                                                                                         _________

Foreign Agencies - 0.16%

Pemex Project Funding Master Trust
     6.125% 8/15/08                                                                                      35,000             35,298
     6.625% 6/15/35                                                                                      20,000             19,675
                                                                                                                            ______

Total Foreign Agencies (cost $52,817)                                                                                       54,973
                                                                                                                            ______

Municipal Bonds - 0.96%

Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                               55,000             59,027
California State 5.00% 2/1/33                                                                            20,000             20,731
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                     20,000             21,150
Colorado Department of Transportation Revenue 5.00% 12/15/12 (FGIC)                                      70,000             75,391
Illinois State Taxable Pension 5.10% 6/1/33                                                              30,000             28,803
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                            40,000             43,025
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                         35,000             37,430
Oregon State Taxable Pension 5.892% 6/1/27                                                               35,000             36,768
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)                                         15,000             15,020
                                                                                                                            ______

Total Municipal Bonds (cost $329,980)                                                                                      337,345
                                                                                                                           _______

Non-Agency Asset Backed Securities - 2.52%

Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                       45,000             42,090
Countrywide Asset-Backed Certificates
     Series 2004-S1 A2 3.872% 3/25/20                                                                    19,954             19,640
   ~ Series 2006-3 2A2 5.50% 6/25/36                                                                    105,000            105,192
     Series 2006-S3 A2 6.085% 6/25/21                                                                    40,000             40,491
   ~ Series 2006-S6 A2 5.519% 3/25/34                                                                    40,000             39,962
Credit-Based Asset Service and Securitization Series 2005-CB8 AF1B 5.451% 12/25/35                       56,835             56,581
~ GMAC Mortgage Corporation Loan Trust Series 2006-HE3 A2 5.75% 10/25/36                                 25,000             25,051
GSAMP Series 2006-S3 A1 6.085% 5/25/36                                                                   18,688             18,660
~# MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35                                     29,709             29,068
~ Merrill Lynch Mortgage Investors
     Series 2005-NCB A1A 5.451% 7/25/36                                                                  10,083             10,038
     Series 2006-AR1 A2C 5.48% 3/25/37                                                                   75,000             75,032
Mid-State Trust
     Series 11 A1 4.864% 7/15/38                                                                         19,479             18,732
     Series 2004-1 A 6.005% 8/15/37                                                                      10,526             10,706
~ Option One Mortgage Loan Trust Series 2005-4 A3 5.59% 11/25/35                                        100,000            100,251
Ownit Mortgage Loan Asset Backed Certificates Series 2006-2 A2B 5.633% 1/25/37                           15,000             14,994
Renaissance Home Equity Loan Trust
     Series 2004-4 AF2 3.856% 2/25/35                                                                    16,410             16,336
     Series 2005-4 A2 5.399% 2/25/36                                                                     35,000             34,880
~ Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                                  32,543             32,205
~ Residential Asset Securities Series 2006-KS3 AI3 5.49% 4/25/36                                        105,000            105,189
~ Residential Funding Mortgage Securities II Series 2005-HI2 A1 5.46% 5/25/35                            24,716             24,717
Structured Asset Securities
     Series 2001-SB1 A2 3.375% 8/25/31                                                                   33,519             30,069
     Series 2004-16XS A2 4.91% 8/25/34                                                                   36,421             36,227
                                                                                                                            ______

Total Non-Agency Asset Backed Securities (cost $886,491)                                                                   886,111
                                                                                                                           _______



Non-Agency Collateralized Mortgage Obligations - 8.32%

American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35                                 35,000             34,124
Bank of America Alternative Loan Trust
     Series 2003-10 2A1 6.00% 12/25/33                                                                   68,623             68,601
     Series 2004-2 1A1 6.00% 3/25/34                                                                     37,866             37,854
     Series 2005-3 2A1 5.50% 4/25/20                                                                     39,386             39,214
     Series 2005-5 2CB1 6.00% 6/25/35                                                                    41,661             41,635
     Series 2005-9 5A1 5.50% 10/25/20                                                                    26,407             26,259
~ Bank of America Funding Securities Series 2006-F 1A2 5.174% 7/20/36                                    49,569             48,918
Bank of America Mortgage Securities
   ~ Series 2003-D 1A2 6.086% 5/25/33                                                                     1,143              1,150
     Series 2005-9 2A1 4.75% 10/25/20                                                                    46,062             45,261
~ Bear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                            20,273             19,850
Bear Stearns Alternative A Trust
     Series 2006-3 33A1 6.205% 5/25/36                                                                   51,171             51,908
   ~ Series 2006-3 34A1 6.217% 5/25/36                                                                   52,367             53,130
   ~ Series 2006-4 23A5 6.246% 8/25/36                                                                   42,648             43,115
     Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18                                              82,458             81,553
Countrywide Alternative Loan Trust
     Series 2004-28CB 6A1 6.00% 1/25/35                                                                  18,695             18,678
   ~ Series 2004-J7 1A2 4.673% 8/25/34                                                                   23,452             23,261
   ~ Series 2005-63 3A1 5.892% 11/25/35                                                                  53,175             53,239
     Series 2006-2CB A3 5.50% 3/25/36                                                                    40,499             40,680
/ Countrywide Home Loan Mortgage Pass Through Trust
   ~ Series 2004-12 1M 4.569% 8/25/34                                                                    34,843             34,443
     Series 2006-1 A2 6.00% 3/25/36                                                                      41,499             41,493
   ~ Series 2006-HYB3 3A1A 6.12% 5/20/36                                                                 52,355             53,034
   ~ Series 2006-HYB4 1A2 5.738% 6/20/36                                                                 41,895             42,007
Credit Suisse First Boston Mortgage Securities
     Series 2003-29 5A1 7.00% 12/25/33                                                                   17,155             17,337
     Series 2004-1 3A1 7.00% 2/25/34                                                                     11,971             12,106
First Horizon Asset Securities
     Series 2003-5 1A17 8.00% 7/25/33                                                                    17,809             18,850
   ~ Series 2004-AR5 4A1 5.679% 10/25/34                                                                 33,282             33,141
~ GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.185% 5/25/35                                             41,683             40,770
# GSMPS Mortgage Loan Trust 144A
     Series 1998-3 A 7.75% 9/19/27                                                                       34,638             36,341
     Series 2005-RP1 1A3 8.00% 1/25/35                                                                   25,795             27,344
     Series 2005-RP1 1A4 8.50% 1/25/35                                                                   15,188             16,109
~ Indymac Index Mortgage Loan Trust
     Series 2005-AR25 1A21 5.882% 10/25/35                                                               44,083             44,158
     Series 2006-AR2 1A1A 5.55% 4/25/46                                                                  65,401             65,455
     Series 2006-AR7 5A1 6.159% 5/25/36                                                                  36,316             36,764
~ JPMorgan Mortgage Trust Series 2005-A6 1A2 5.151% 9/25/35                                              60,000             60,091
Lehman Mortgage Trust
     Series 2005-2 2A3 5.50% 12/25/35                                                                    43,039             43,068
     Series 2006-1 3A3 5.50% 2/25/36                                                                     40,000             40,069
~ MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.862% 12/25/33                                40,474             40,948
MASTR Alternative Loans Trust
     Series 2003-6 3A1 8.00% 9/25/33                                                                      7,557              7,746
     Series 2005-3 7A1 6.00% 4/25/35                                                                     46,580             46,651
# MASTR Reperforming Loan Trust 144A
     Series 2005-1 1A5 8.00% 8/25/34                                                                     39,545             41,814
     Series 2005-2 1A4 8.00% 5/25/35                                                                     18,380             19,482
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36                                        23,731             24,058
Nomura Asset Acceptance
     Series 2005-WF1 2A2 4.786% 3/25/35                                                                  65,000             64,026
   ~ Series 2006-AF1 1A2 6.159% 5/25/36                                                                  60,000             60,593
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34                                                   19,880             19,960
Residential Accredit Loans Series 2005-QS9 A6 5.50% 6/25/35                                              25,000             24,435
Residential Asset Mortgage Products
     Series 2004-SL1 A3 7.00% 11/25/31                                                                   19,561             19,858
     Series 2004-SL4 A3 6.50% 7/25/32                                                                    29,593             30,108
     Series 2005-SL1 A2 6.00% 5/25/32                                                                    34,018             34,975
~ Residential Funding Mortgage Security I Series 2006-SA3 3A1 6.093% 9/25/36                             49,905             50,295
~ Structured Adjustable Rate Mortgage Loan Trust
     Series 2004-18 5A 5.50% 12/25/34                                                                    37,779             37,378
     Series 2005-3XS A2 5.58% 1/25/35                                                                    55,451             55,480
Structured Asset Securities
   ~ Series 2002-22H 1A 6.96% 11/25/32                                                                   11,878             12,116
     Series 2004-12H 1A 6.00% 5/25/34                                                                    42,343             42,317



Washington Mutual
   ~ Series 2003-AR4 A7 3.95% 5/25/33                                                                    23,327             22,872
     Series 2004-CB3 4A 6.00% 10/25/19                                                                   67,163             67,879
   ~ Series 2006-AR7 1A 5.543% 7/25/46                                                                   30,661             30,649
   ~ Series 2006-AR8 2A3 6.17% 8/25/36                                                                   24,275             24,491
   ~ Series 2006-AR10 1A1 5.98% 9/25/36                                                                  49,422             49,875
/ Washington Mutual Alternative Mortgage Pass Through Certificates
     Series 2005-9 3CB 5.50% 10/25/20                                                                    54,223             54,221
     Series 2006-2 2CB 6.50% 3/25/36                                                                     35,723             36,158
     Series 2006-5 2CB3 6.00% 7/25/36                                                                    48,553             49,088
     Series 2006-5 LB1 6.00% 7/25/36                                                                     24,957             24,871
   ~ Series 2006-AR5 3A 5.503% 7/25/46                                                                   29,955             29,989
Wells Fargo Mortgage Backed Securities Trust
   ~ Series 2004-I 1A1 3.379% 7/25/34                                                                    41,589             41,790
   ~ Series 2004-T A1 3.461% 9/25/34                                                                     33,645             33,595
     Series 2005-14 2A1 5.50% 12/25/35                                                                   24,034             23,366
     Series 2005-17 1A1 5.50% 1/25/36                                                                    53,100             51,740
     Series 2006-2 3A1 5.75% 3/25/36                                                                     53,946             53,222
     Series 2006-7 2A1 6.00% 6/25/36                                                                     88,196             87,864
   ~ Series 2006-AR4 1A1 5.868% 4/25/36                                                                  72,092             72,091
   ~ Series 2006-AR4 2A1 5.789% 4/25/36                                                                 105,324            104,995
   ~ Series 2006-AR10 5A1 5.606% 7/25/36                                                                 43,626             43,674
                                                                                                                           _______

Total Non-Agency Collateralized Mortgage Obligations (cost $2,933,909)                                                   2,925,680
                                                                                                                         _________

U.S. Treasury Obligations - 3.92%

* U.S. Treasury Bonds 4.50% 2/15/36                                                                     190,000            182,118
U.S. Treasury Inflation Index Notes
     2.00% 1/15/26                                                                                       46,134             44,260
   * 2.375% 4/15/11                                                                                      87,139             87,258
     2.50% 7/15/16                                                                                      156,165            159,338
  oo 3.00% 7/15/12                                                                                      101,853            105,708
U.S. Treasury Notes
   * 4.625% 8/31/11                                                                                     420,000            420,591
   * 4.875% 8/15/16                                                                                     265,000            270,093
*^ U.S. Treasury Strip 4.293% 11/15/13                                                                  150,000            108,435
                                                                                                                           _______

Total U.S. Treasury Obligations (cost $1,370,328)                                                                        1,377,801
                                                                                                                         _________
Repurchase Agreements - 4.56%

With BNP Paribas 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $887,370,
collateralized by $422,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $412,448,
$202,000 U.S. Treasury Notes 2.75% due 8/15/07,
market value $198,673 and $296,000
U.S. Treasury Notes 3.875% due 5/15/09,
market value $294,369)                                                                                  887,000            887,000

With Cantor Fitzgerald 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $359,150,
collateralized by $270,000 U.S. Treasury
Notes 3.375% due 9/15/09, market value $261,223
and $106,000 U.S. Treasury Notes 4.00%
due 6/15/09, market value $105,113)                                                                     359,000            359,000

With UBS Warburg 4.98% 10/2/06
(dated 9/29/06, to be repurchased at $359,149,
collateralized by $374,000 U.S. Treasury Bills
due 3/1/07, market value $366,310)                                                                      359,000            359,000
                                                                                                                           _______

Total Repurchase Agreements (cost $1,605,000)                                                                            1,605,000
                                                                                                                         _________

Total Market Value of Securities Before Securities Lending Collateral - 102.78%
     (cost $33,409,972)                                                                                                 36,146,845
                                                                                                                        __________

Security Lending Collateral** - 2.76%

Short-Term Investments - 2.76%
Fixed Rate Notes - 0.60%
Citigroup Global Markets 5.39% 10/2/06                                                                  197,891            197,891
Union Bank of Switzerland 5.29% 10/10/06                                                                 13,097             13,097
                                                                                                                            ______

                                                                                                                           210,988
                                                                                                                           _______


~ Variable Rate Notes - 2.16%
American Honda Finance 5.32% 2/21/07                                                                     23,575             23,575
ANZ National 5.31% 10/29/07                                                                               5,239              5,239
Australia New Zealand 5.33% 10/29/07                                                                     26,195             26,195
Bank of America 5.32% 2/23/07                                                                            34,054             34,054
Bank of New York 5.32% 10/29/07                                                                          20,956             20,956
Barclays New York 5.31% 5/18/07                                                                          34,054             34,054
Bayerische Landesbank 5.38% 10/29/07                                                                     26,195             26,195
Bear Stearns 5.39% 3/29/07                                                                               31,434             31,434
BNP Paribas 5.36% 10/29/07                                                                               26,195             26,195
Canadian Imperial Bank
     5.31% 10/29/07                                                                                      13,097             13,097
     5.32% 11/22/06                                                                                      26,195             26,195
CDC Financial Products 5.43% 10/30/06                                                                    34,054             34,054
Citigroup Global Markets 5.45% 10/06/06                                                                  34,054             34,054
Commonwealth Bank 5.33% 10/29/07                                                                         26,195             26,195
Deutsche Bank London 5.34% 2/23/07                                                                       31,434             31,434
Dexia Bank 5.33% 9/28/07                                                                                 36,673             36,666
Goldman Sachs 5.52% 10/01/07                                                                             34,053             34,053
Marshall & Ilsley Bank 5.31% 10/29/07                                                                    28,814             28,814
Merrill Lynch Mortgage Capital 5.48% 10/5/06                                                             23,575             23,575
Morgan Stanley 5.56% 10/29/07                                                                            34,054             34,054
National Australia Bank 5.30% 3/7/07                                                                     32,482             32,482
National City Bank 5.32% 3/2/07                                                                          31,435             31,440
National Rural Utilities 5.32% 10/29/07                                                                  41,388             41,388
Nordea Bank New York 5.31% 5/16/07                                                                       13,097             13,097
Nordea Bank Norge 5.34% 10/29/07                                                                         26,195             26,195
Royal Bank of Scotland 5.32% 10/29/07                                                                    26,195             26,195
Societe Generale 5.30% 10/29/07                                                                          13,097             13,097
Wells Fargo 5.34% 10/29/07                                                                               26,195             26,195
                                                                                                                            ______

                                                                                                                           760,177
                                                                                                                           _______

Total Securities Lending Collateral (cost $971,165)                                                                        971,165
                                                                                                                           _______

Total Market Value of Securities - 105.54%
     (cost $34,381,137)                                                                                                 37,118,010 !

Obligation to Return Securities Lending Collateral**- (3.61%)                                                           (1,271,295)

Liabilities Net of Receivables and Other Assets (See Notes) - (1.93%)                                                     (677,663)
                                                                                                                          ________

Net Assets Applicable to 2,420,703 Shares Outstanding - 100.00%                                                        $35,169,052
                                                                                                                       ___________

 + Non-income producing security for the period ended September 30, 2006.

++ Non-income producing security. Security is currently in default

 } Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

 { Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

 / Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

 ^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

oo Fully or partially pledged as collateral for financial futures contracts.

 * Fully or partially on loan.

** See Note 5 in "Notes."

 ! Includes $1,247,657 of securities loaned.

 # Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2006, the aggregate amount of Rule 144A securities equaled $960,774, which represented 2.73% of the Series' net assets. See Note 6 in
   "Notes."

~  Variable rate security. The interest rate shown is the rate as of September 30, 2006.


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
GSMPS - Goldman Sachs Reperforming Mortgage Securities
MBIA - Insured by the Municipal Bond Insurance Association
REIT - Real Estate Investment Trust
S.F. - Single Family
TBA - To Be Announced
yr. - Year

     The following financial futures contracts and swap agreements were outstanding at September 30, 2006:



Futures Contracts (1)

          Contracts                        Notional             Notional                                    Unrealized
        to Buy (Sell)                   Cost (Proceeds)          Value            Expiration Date         Appreciation
        _____________                   ______________           _____            _______________         ____________

 2 U.S. Treasury 5 year Notes             $ 209,620           $ 211,031                  12/31/06            $1,411

(1) U.S. Treasury 10 year Notes            (108,310)           (108,063)                 12/31/06               247

 1 U.S. Treasury long Bond                  110,593             112,406                  12/31/06             1,813
                                                                                                              _____

                                                                                                             $3,471
                                                                                                             ______



The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.


Swap Agreements (2)
                                                                                                           Unrealized
Notional Amount              Expiration Date                       Description                            Appreciation
_______________              _______________                       ___________                            ____________

$405,000                         2/1/07               Agreement with State Street                             $6,588

                                                      to receive the notional amount multiplied by the

                                                      return on the Lehman Brothers Commercial

                                                      MBS Index AAA and to pay the notional

                                                      amount multiplied by the 6 month BBA LIBOR

                                                      adjusted by a spread of plus 0.05%.


Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related unrealized amounts shown above.


(1) See Note 3 in "Notes."
(2) See Note 4 in "Notes."


________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust - Delaware VIP Balanced Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:


Cost of investments                       $34,404,233
                                          ___________

Aggregate unrealized appreciation           3,017,894
Aggregate unrealized depreciation            (304,117)
                                         ____________

Net unrealized appreciation              $  2,713,777
                                         ____________

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $20,909,956 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,831,626 expires in 2008, $8,028,969 expires in 2009, $9,576,012 expires in 2010 and
$473,349 expires in 2011.

3. Futures Contracts

The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

4. Swap Agreements

The Series may enter into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

5. Securities Lending

The Series, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Fund receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.


At September 30, 2006, the market value of securities on loan was $1,247,657, for which the Series received securities collateral, comprised of U.S. government obligations valued at $300,130 and cash collateral of $971,165. Investments purchased with cash collateral are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

6. Credit and Market Risk

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At September 30, 2006, no securities have been determined to be illiquid under the Series' Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)


Delaware VIP Trust-Delaware VIP Capital Reserves Series
_______________________________________________________

September 30, 2006


                                                                                                     Principal         Market
                                                                                                     Amount            Value
Agency Asset-Backed Securities - 0.29%

Fannie Mae Grantor Trust
     Series 2003-T4 2A5 4.907% 9/26/33                                                                  $53,643            $53,237
   ~ Series 2004-T4 A3 4.42% 8/25/24                                                                     18,757             18,675
/; Freddie Mac Structured Pass-Through Securities Series T-30 A5 8.61% 12/25/30                          33,544             33,502
                                                                                                                            ______

Total Agency Asset-Backed Securities (cost $105,422)                                                                       105,414
                                                                                                                           _______

Agency Collateralized Mortgage Obligations - 1.80%

Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41                                                 28,224             30,474
Fannie Mae Series 2003-122 AJ 4.50% 2/25/28                                                              31,420             30,648
Fannie Mae Whole Loan Series 2004-W9 2A1 6.50% 2/25/44                                                   65,056             66,569
Freddie Mac
     Series 2326 ZQ 6.50% 6/15/31                                                                       135,403            141,200
     Series 2662 MA 4.50% 10/15/31                                                                       59,785             58,595
Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09                                                     166,901            162,718
~ Freddie Mac Strip Series 19 F 5.213% 6/1/28                                                            28,122             27,953
/ Freddie Mac Structured Pass-Through Securities Series T-58 2A 6.50% 9/25/43                            68,811             70,221
Government National Mortgage Association Series 2002-61 BA 4.648% 3/16/26                                59,989             59,314
                                                                                                                            ______

Total Agency Collateralized Mortgage Obligations (cost $655,764)                                                           647,692
                                                                                                                           _______

Agency Mortgage-Backed Securities - 13.41%

Fannie Mae
     6.50% 8/1/17                                                                                        33,620             34,228
     6.52% 1/1/08                                                                                         7,760              7,796
     6.765% 1/1/07                                                                                       43,812             43,709
     7.00% 11/15/16                                                                                     101,665            103,720
     8.50% 9/20/10                                                                                        7,821              8,106
     9.00% 4/1/09                                                                                         7,732              7,889
~ Fannie Mae ARM
     3.017% 6/1/34                                                                                      106,940            105,708
     3.466% 10/1/33                                                                                     214,786            218,517
     3.779% 8/1/34                                                                                       72,928             73,101
     5.066% 8/1/35                                                                                       70,740             69,189
     5.21% 12/1/33                                                                                       83,637             86,535
     6.189% 6/1/36                                                                                      243,956            246,702
     6.25% 7/1/36                                                                                       224,928            229,140
     6.35% 7/1/36                                                                                       226,991            231,781
     6.35% 8/1/36                                                                                       224,967            229,639
     6.376% 4/1/36                                                                                      128,848            132,065
Fannie Mae FHAVA 9.00% 6/1/09                                                                            50,256             51,478
Fannie Mae Relocation 30 yr
     763656 5.00% 1/1/34                                                                                110,009            106,866
     763742 5.00% 1/1/34                                                                                150,857            146,336
Fannie Mae S.F. 15 yr
     7.50% 3/1/15                                                                                        15,585             16,168
     8.00% 10/1/14                                                                                       17,402             17,660
     8.00% 10/1/16                                                                                       58,407             60,752
Fannie Mae S.F. 15 yr TBA
     5.00% 10/1/21                                                                                       15,000             14,742
     6.00% 10/1/21                                                                                      105,000            106,608
Fannie Mae S.F. 30 yr
     7.50% 12/1/10                                                                                        7,411              7,467
     7.50% 6/1/31                                                                                        30,397             31,474
     8.50% 5/1/11                                                                                         4,332              4,425
     8.50% 8/1/12                                                                                        11,541             11,806
     9.00% 7/1/20                                                                                        51,040             54,537
     10.00% 8/1/19                                                                                       54,396             59,441
Fannie Mae S.F. 30 yr TBA 6.50% 10/25/36                                                                635,000            646,709
~ Freddie Mac ARM
     4.039% 4/1/34                                                                                       34,626             34,601
     5.621% 4/1/33                                                                                       64,171             65,708
Freddie Mac Balloon 5 yr
     4.00% 6/1/08                                                                                        19,174             18,887
     4.00% 1/1/09                                                                                       113,559            111,487
     4.50% 1/1/10                                                                                       209,636            206,603



Freddie Mac Balloon 7 yr
     4.50% 10/1/09                                                                                      124,545            122,266
     5.00% 6/1/11                                                                                       206,289            204,658
     5.00% 11/1/11                                                                                      218,915            217,251
Freddie Mac Relocation 15 yr
     3.50% 9/1/18                                                                                        86,953             80,277
     3.50% 10/1/18                                                                                       13,054             12,052
Freddie Mac S.F. 15 yr
     4.00% 11/1/13                                                                                      134,832            130,222
     4.00% 3/1/14                                                                                       162,771            156,908
     8.00% 5/1/15                                                                                        50,175             52,873
     8.50% 10/1/15                                                                                        6,472              6,831
Freddie Mac S.F. 30 yr
     7.00% 11/1/33                                                                                       31,158             32,075
     9.25% 9/1/08                                                                                         3,373              3,447
GNMA S.F. 15 yr
     6.00% 1/15/09                                                                                        5,027              5,044
     8.50% 8/15/10                                                                                        3,134              3,183
GNMA S.F. 30 yr
     8.00% 5/15/08                                                                                       16,512             16,575
     11.00% 11/15/10                                                                                    160,870            170,995
GNMA II S.F. 30 yr
     12.00% 6/20/14                                                                                       6,936              7,817
     12.00% 3/20/15                                                                                         706                783
     12.00% 2/20/16                                                                                       2,291              2,535
                                                                                                                             _____

Total Agency Mortgage-Backed Securities (cost $4,863,728)                                                                4,827,372
                                                                                                                         _________

Agency Obligations - 2.49%

Fannie Mae
     5.25% 12/3/07                                                                                       35,000             35,070
     6.625% 9/15/09                                                                                      30,000             31,417
Federal Home Loan Bank 4.25% 9/14/07                                                                    180,000            178,545
Freddie Mac
     5.00% 9/16/08                                                                                       65,000             65,050
     7.00% 3/15/10                                                                                      550,000            586,142
                                                                                                                           _______

Total Agency Obligations (cost $887,505)                                                                                   896,224
                                                                                                                           _______

Commercial Mortgage-Backed Securities - 1.26%

# Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16                      65,000             64,962
/# Commercial Mortgage Pass-Through Certificates Series 2001-J1A A2 144A 6.457% 2/14/34                  48,196             50,089
DLJ Commercial Mortgage Series 1998-CF1 A3 6.70% 2/18/31                                                150,000            152,523
First Union-Lehman Brothers-Bank of America Series 1998-C2 A2 6.56% 11/18/35                             86,667             87,855
# Hilton Hotel Pool Trust Series 2000-HLTA A1 144A 7.055% 10/3/15                                        21,304             22,133
Morgan Stanley Capital I Series 1998-XL1 A2 6.45% 6/3/30                                                  2,541              2,540
# Tower 144A
     Series 2006-1 B 5.588% 2/15/36                                                                      30,000             30,085
     Series 2006-1 C 5.707% 2/15/36                                                                      45,000             45,162
                                                                                                                           _______

Total Commercial Mortgage-Backed Securities (cost $464,296)                                                                455,349
                                                                                                                           _______

Corporate Bonds - 22.06%

Banking - 1.61%
Marshall & Ilsley 3.95% 8/14/09                                                                         145,000            140,643
Popular North America 4.25% 4/1/08                                                                      295,000            289,771
~ Wachovia Capital Trust III 5.80% 3/15/42                                                              150,000            150,553
                                                                                                                           _______

                                                                                                                           580,967
                                                                                                                           _______
Basic Industry - 1.63%
Abitibi-Consolidated 7.875% 8/1/09                                                                       80,000             79,600
Bowater 9.00% 8/1/09                                                                                     45,000             46,800
Grupo Minero Mexico 8.25% 4/1/08                                                                        100,000            103,500
Huntsman International 10.125% 7/1/09                                                                   100,000            102,000
Lubrizol 4.625% 10/1/09                                                                                 120,000            117,800
Norske Skog Canada 8.625% 6/15/11                                                                        65,000             64,188
Weyerhaeuser 5.95% 11/1/08                                                                               70,000             70,814
                                                                                                                            ______

                                                                                                                           584,702
                                                                                                                           _______
Brokerage - 0.76%
Amvescap 4.50% 12/15/09                                                                                 120,000            117,079
LaBranche & Company 9.50% 5/15/09                                                                        75,000             78,563
Nuveen Investments 5.00% 9/15/10                                                                         80,000             78,556
                                                                                                                            ______

                                                                                                                           274,198
                                                                                                                           _______



Communications - 3.77%
AT&T 7.30% 11/15/11                                                                                     180,000            195,308
BellSouth 4.20% 9/15/09                                                                                  90,000             87,348
Comcast Cable Communications 6.20% 11/15/08                                                             235,000            239,716
Cox Communications 4.625% 1/15/10                                                                        60,000             58,406
GTE California 7.65% 3/15/07                                                                            105,000            106,024
Insight Midwest 10.50% 11/1/10                                                                           50,000             52,000
News America Holdings 7.375% 10/17/08                                                                    70,000             72,741
Telecom Italia Capital
     4.00% 1/15/10                                                                                      130,000            123,269
   ~ 6.108% 7/18/11                                                                                     100,000             99,344
Telefonos de Mexico 4.50% 11/19/08                                                                      155,000            152,700
# Viacom 144A
   ~ 5.74% 6/16/09                                                                                      120,000            120,165
     5.75% 4/30/11                                                                                       50,000             49,950
                                                                                                                            ______

                                                                                                                         1,356,971
                                                                                                                         _________
Consumer Cyclical - 3.36%
CVS 3.875% 11/1/07                                                                                      155,000            152,439
~ DaimlerChrysler Holdings 5.918% 8/3/09                                                                135,000            135,003
Ford Motor Credit
     5.80% 1/12/09                                                                                       95,000             90,488
     9.875% 8/10/11                                                                                     150,000            155,369
Fortune Brands 5.125% 1/15/11                                                                            70,000             68,809
~ General Motors Acceptance 6.457% 7/16/07                                                              105,000            104,434
Johnson Controls 5.00% 11/15/06                                                                         120,000            119,882
May Department Stores 3.95% 7/15/07                                                                     115,000            113,481
MGM MIRAGE 9.75% 6/1/07                                                                                  50,000             51,438
Penney (J.C.) 7.375% 8/15/08                                                                            145,000            149,806
Wal-Mart Stores 6.875% 8/10/09                                                                           65,000             68,114
                                                                                                                            ______

                                                                                                                         1,209,263
                                                                                                                         _________
Consumer Non-Cyclical - 1.36%
Biovail 7.875% 4/1/10                                                                                    75,000             75,375
Fred Meyer 7.45% 3/1/08                                                                                  70,000             71,883
Kraft Foods 4.125% 11/12/09                                                                             120,000            116,357
MedPartners 7.375% 10/1/06                                                                              110,000            110,000
US Oncology 9.00% 8/15/12                                                                               110,000            114,400
                                                                                                                           _______

                                                                                                                           488,015
                                                                                                                           _______
Electric - 2.29%
Ameren 4.263% 5/15/07                                                                                    80,000             79,456
America Electric Power 4.709% 8/16/07                                                                    95,000             94,371
CC Fund Trust I 6.90% 2/16/07                                                                            45,000             45,219
Dominion Resources 5.687% 5/15/08                                                                        75,000             75,336
Duke Capital 4.331% 11/16/06                                                                             60,000             59,906
FPL Group Capital 5.625% 9/1/11                                                                          70,000             70,896
Pacific Gas & Electric 3.60% 3/1/09                                                                     115,000            110,950
Potomac Electric Power 6.25% 10/15/07                                                                    75,000             75,633
# Power Contract Financing 144A 6.256% 2/1/10                                                            49,884             50,297
# Power Receivables Finance 144A 6.29% 1/1/12                                                            78,201             78,982
PSEG Funding Trust I 5.381% 11/16/07                                                                     60,000             59,924
Southern Capital Funding 5.30% 2/1/07                                                                    25,000             24,956
                                                                                                                            ______

                                                                                                                           825,926
                                                                                                                           _______
Energy - 0.87%
Talisman Energy 7.125% 6/1/07                                                                           210,000            212,257
Valero Energy 6.125% 4/15/07                                                                            100,000            100,315
                                                                                                                           _______

                                                                                                                           312,572
                                                                                                                           _______
Finance Companies - 1.01%
International Lease Finance 4.625% 6/2/08                                                                60,000             59,382
Residential Capital
     6.125% 11/21/08                                                                                    215,000            215,948
     6.375% 6/30/10                                                                                      43,000             43,542
   ~ 6.693% 11/21/08                                                                                     45,000             45,520
                                                                                                                            ______

                                                                                                                           364,392
                                                                                                                           _______
Insurance - 1.86%
Marsh & McLennan
     5.15% 9/15/10                                                                                       50,000             49,305
     5.375% 3/15/07                                                                                      95,000             94,952
   ~ 5.64% 7/13/07                                                                                       75,000             75,000
# Nippon Life Insurance 144A 4.875% 8/9/10                                                               90,000             88,299
PMI Group 5.568% 11/15/08                                                                                85,000             85,181
SAFECO Capital I 8.072% 7/15/37                                                                         100,000            105,243



St. Paul Travelers 5.01% 8/16/07                                                                         70,000             69,589
WellPoint 4.25% 12/15/09                                                                                 35,000             33,988
Willis Group 5.125% 7/15/10                                                                              70,000             68,873
                                                                                                                            ______

                                                                                                                           670,430
                                                                                                                           _______
Natural Gas - 0.52%
~ Sempra Energy 5.863% 5/21/08                                                                           50,000             50,091
Southern Union 6.15% 8/16/08                                                                            135,000            135,993
                                                                                                                           _______

                                                                                                                           186,084
                                                                                                                           _______
Real Estate - 1.71%
~ Brandywine Operating Partnership 5.958% 4/1/09                                                         75,000             75,137
Developers Diversified Realty 4.625% 8/1/10                                                             100,000             97,008
EOP Operating 7.00% 7/15/11                                                                             125,000            132,454
Simon Property Group
     5.375% 8/28/08                                                                                     130,000            129,982
     7.125% 2/9/09                                                                                       35,000             36,385
Tanger Properties 9.125% 2/15/08                                                                        140,000            145,789
                                                                                                                           _______

                                                                                                                           616,755
                                                                                                                           _______
Transportation - 1.31%
Continental Airlines 6.503% 6/15/11                                                                     245,000            249,545
# Erac USA Finance 144A 7.35% 6/15/08                                                                   215,000            221,841
                                                                                                                           _______

                                                                                                                           471,386
                                                                                                                           _______

Total Corporate Bonds (cost $8,029,711)                                                                                  7,941,661
                                                                                                                         _________

Foreign Agencies - 0.35%

Pemex Project Funding Master Trust 6.125% 8/15/08                                                       125,000            126,063
                                                                                                                           _______

Total Foreign Agencies (cost $125,338)                                                                                     126,063
                                                                                                                           _______

Non-Agency Asset-Backed Securities- 28.68%

Ameriquest Mortgage Securities
     Series 2003-5 A4 4.272% 4/25/33                                                                     27,107             26,882
     Series 2003-11 AF6 5.14% 1/25/34                                                                    65,000             64,220
     Series 2004-FR1 A4 3.243% 5/25/34                                                                   57,596             57,032
   ~ Series 2006-R1 A2C 5.514% 3/25/36                                                                  100,000            100,149
Argent Securities Series 2003-W5 AF4 4.66% 10/25/33                                                      25,046             24,836
BMW Vehicle Owner Trust Series 2004-A A3 2.67% 3/25/08                                                   53,195             52,987
Centex Home Equity Series 2005-D AF4 5.27% 10/25/35                                                     155,000            154,353
Chase Funding Mortgage Loan Asset-Backed Certificates
     Series 2002-3 1A6 4.707% 9/25/13                                                                   194,931            192,648
     Series 2003-2 1A4 3.986% 8/25/29                                                                    30,910             30,635
     Series 2003-3 1A4 3.303% 11/25/29                                                                  191,778            188,792
CIT Equipment Collateral Series 2005-VT1 A3 4.12% 8/20/08                                               265,000            263,164
CitiFinancial Mortgage Securities Series 2003-2 AF4 4.098% 5/25/33                                      220,000            215,548
Countrywide Asset-Backed Certificates
   ~ Series 2004-13 AV2 5.59% 5/25/34                                                                    59,247             59,286
   # Series 2004-BC1N 144A 5.50% 4/25/35                                                                  3,600              3,555
     Series 2004-S1 A2 3.872% 3/25/20                                                                   219,493            216,045
   ~ Series 2005-7 AF2 4.367% 11/25/35                                                                  475,000            469,780
   ~ Series 2005-12 2A2 4.898% 2/25/36                                                                  285,000            282,676
   ~ Series 2006-1 AF2 5.281% 7/25/36                                                                   410,000            408,629
   ~ Series 2006-1 AF3 5.348% 7/25/36                                                                   280,000            279,513
   ~ Series 2006-3 2A2 5.51% 6/25/36                                                                    135,000            135,246
     Series 2006-9 1AF3 5.859% 10/25/46                                                                 160,000            161,273
   ~ Series 2006-11 1AF3 6.05% 9/25/46                                                                  215,000            217,939
     Series 2006-13 1AF3 5.944% 1/25/37                                                                 160,000            161,565
   ~ Series 2006-15 A3 5.689% 10/25/46                                                                  115,000            115,588
     Series 2006-S2 A2 5.627% 7/25/27                                                                    80,000             80,099
     Series 2006-S3 A2 6.085% 6/25/21                                                                   250,000            253,069
     Series 2006-S5 A3 5.762% 6/25/35                                                                   115,000            115,168
   ~ Series 2006-S6 A2 5.519% 3/25/34                                                                   105,000            104,899
Credit-Based Asset Service and Securitization
     Series 2004-CB4 A3 4.632% 5/25/35                                                                   14,299             14,249
     Series 2005-CB8 AF1B 5.451% 12/25/35                                                               122,195            121,649
   # Series 2006-SL1 A2 144A 5.556% 9/25/36                                                             245,000            245,220
# Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31                                            100,000            101,682
~ Equifirst Mortgage Loan Trust Series 2004-3 A2 5.66% 12/25/34                                          85,967             86,099
General Motors Acceptance Corporation Mortgage Loan Trust
     Series 2003-HE2 A3 4.12% 10/25/26                                                                  165,379            164,198
   ~ Series 2004-HE5 A2 3.685% 9/25/34                                                                    4,724              4,707
     Series 2004-HLT1 A2 3.87% 5/25/25                                                                   20,684             20,567
   ~ Series 2006-HE3 A2 5.75% 10/25/36                                                                   95,000             95,195
GSAMP Trust Series 2006-S3 A1 6.085% 5/25/36                                                            142,026            141,816



Indymac Seconds Asset Backed Trust Series 2006-1 A2 5.767% 5/25/36                                      235,000            235,000
Long Beach Mortgage Loan Trust
     Series 2006-A A2 5.548% 5/25/36                                                                    205,000            205,607
     Series 2006-B A3 5.17% 8/15/11                                                                     300,000            300,450
~# MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35                                     38,622             37,789
~ Merrill Lynch Mortgage Investors
     Series 2005-NCB A1A 5.451% 7/25/36                                                                  38,652             38,479
     Series 2006-AR1 A2C 5.49% 3/25/37                                                                   80,000             80,035
Navistar Financial Corporation Owner Trust Series 2002-B A4 3.52% 10/15/09                               39,618             39,292
New Century Home Equity Loan Trust Series 2003-5 AI4 4.76% 11/25/33                                     100,000             99,041
~ Option One Mortgage Loan Trust Series 2005-4 A3 5.59% 11/25/35                                        125,000            125,314
Ownit Mortgage Loan Asset Backed Certificates
     Series 2006-1 AF1 5.424% 12/25/36                                                                  393,482            391,391
     Series 2006-2 A2B 5.633% 1/25/37                                                                    35,000             34,986
Renaissance Home Equity Loan Trust
     Series 2004-2 AF3 4.464% 7/25/34                                                                   118,079            117,300
     Series 2004-4 AF2 3.856% 2/25/35                                                                    92,494             92,074
     Series 2005-1 AF2 4.263% 5/25/35                                                                   108,188            107,512
     Series 2005-2 AF2 4.361% 8/25/35                                                                    65,000             64,318
     Series 2005-4 A2 5.399% 2/25/36                                                                     40,000             39,862
     Series 2005-4 A3 5.565% 2/25/36                                                                     25,000             25,032
     Series 2006-1 AF3 5.608% 5/25/36                                                                   210,000            210,062
     Series 2006-2 AF3 5.797% 8/25/36                                                                   125,000            125,978
     Series 2006-3 AF3 5.586% 11/25/36                                                                  235,000            236,880
Residential Asset Mortgage Products
     Series 2004-RS12 AI2 3.767% 2/25/27                                                                 91,804             91,366
   ~ Series 2004-RZ2 AI3 4.30% 1/25/31                                                                  276,613            273,741
Residential Asset Securities
     Series 2002-KS2 AI5 6.779% 4/25/32                                                                  56,629             57,116
   ~ Series 2004-KS9 AI3 3.79% 8/25/29                                                                  173,954            171,296
   ~ Series 2006-KS3 AI3 5.50% 4/25/36                                                                  270,000            270,486
Residential Funding Mortgage Securities II
     Series 2001-HS2 A5 6.92% 4/25/31                                                                    35,004             34,886
     Series 2005-HI3 A2 5.09% 9/25/35                                                                   160,000            158,885
     Series 2006-HI2 A3 5.79% 2/25/36                                                                   150,000            151,052
   ~ Series 2006-HSA1 A2 5.189% 2/25/36                                                                 345,000            342,911
   ~ Series 2006-HSA2 AI2 5.50% 3/25/36                                                                 190,000            189,738
# Silverleaf Finance Series 2005-A A 144A 4.857% 11/15/16                                                88,476             87,694
Structured Asset Securities
     Series 2001-SB1 A2 3.375% 8/25/31                                                                   45,489             40,808
     Series 2005-4XS 1A2B 4.67% 3/25/35                                                                 110,000            108,701
     Series 2005-9XS 1A2A 4.84% 6/25/35                                                                  95,000             93,800
     Series 2005-NC1 A2 3.92% 2/25/35                                                                    52,605             52,236
   ~ Series 2005-NC1 A7 5.56% 2/25/35                                                                   166,047            166,194
                                                                                                                           _______

Total Non-Agency Asset-Backed Securities (cost $10,318,545)                                                             10,328,270
                                                                                                                        __________

Non-Agency Collateralized Mortgage Obligations - 12.19%

Bank of America Alternative Loan Trust
     Series 2003-10 2A1 6.00% 12/25/33                                                                   93,327             93,298
     Series 2004-2 1A1 6.00% 3/25/34                                                                     75,732             75,709
     Series 2004-11 1CB1 6.00% 12/25/34                                                                  41,274             41,454
     Series 2005-9 5A1 5.50% 10/25/20                                                                   118,833            118,164
~ Bank of America Funding Series 2006-H 1A2 5.701% 9/20/46                                              160,000            160,075
~ Bank of America Mortgage Securities Series 2003-D 1A2 6.086% 5/25/33                                    2,572              2,588
~ Bear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                            32,437             31,761
~ Bear Stearns Alternative A Trust
     Series 2006-3 33A1 6.205% 5/25/36                                                                  116,298            117,974
     Series 2006-3 34A1 6.217% 5/25/36                                                                  122,189            123,970
     Series 2006-4 23A5 6.246% 8/25/36                                                                  108,990            110,182
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35                                   97,814             96,881
Countrywide Alternative Loan Trust
     Series 2004-28CB 6A1 6.00% 1/25/35                                                                  96,593             96,502
   ~ Series 2004-J7 1A2 4.673% 8/25/34                                                                   31,269             31,015
     Series 2006-2CB A3 5.50% 3/25/36                                                                    80,998             81,360
~/ Countrywide Home Loan Mortgage Pass-Through Trust
     Series 2003-21 A1 4.08% 5/25/33                                                                     41,284             40,646
     Series 2004-12 1M 4.569% 8/25/34                                                                    99,550             98,408
     Series 2006-HYB4 1A2 5.739% 6/20/36                                                                102,409            102,684
Credit Suisse First Boston Mortgage Securities
     Series 2003-29 5A1 7.00% 12/25/33                                                                   34,310             34,675
     Series 2004-1 3A1 7.00% 2/25/34                                                                      9,795              9,905



Deutsche Alternative A Securities Loan Trust Series 2003-4XS A6A 4.82% 10/25/33                          65,000             63,326
~ First Horizon Asset Securities Series 2004-AR5 4A1 5.679% 10/25/34                                     47,843             47,640
~ General Motors Acceptance Corporation Mortgage Loan Trust Series 2005-AR2 4A 5.185% 5/25/35            91,702             89,695
# GSMPS Mortgage Loan Trust 144A
     Series 1998-3 A 7.75% 9/19/27                                                                       34,638             36,341
     Series 2005-RP1 1A3 8.00% 1/25/35                                                                   38,692             41,016
     Series 2005-RP1 1A4 8.50% 1/25/35                                                                   18,226             19,330
GSR Mortgage Home Loan Trust Series 2004-2F 9A1 6.00% 9/25/19                                            38,130             38,170
~ Indymac Index Mortgage Loan Trust
     Series 2006-AR2 1A1A 5.55% 4/25/46                                                                  42,044             42,078
     Series 2006-AR7 5A1 6.159% 5/25/36                                                                  72,632             73,527
~ JPMorgan Mortgage Trust Series 2005-A6 1A2 5.151% 9/25/35                                             105,000            105,160
Lehman Mortgage Trust
     Series 2005-2 2A3 5.50% 12/25/35                                                                    81,775             81,830
     Series 2006-1 3A3 5.50% 2/25/36                                                                    100,000            100,172
~ MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.862% 12/25/33                                74,722             75,596
# MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34                                     75,795             80,143
Nomura Asset Acceptance
     Series 2005-WF1 2A2 4.786% 3/25/35                                                                 100,000             98,501
   ~ Series 2006-AF1 1A2 6.159% 5/25/36                                                                 125,000            126,235
Residential Asset Mortgage Products
     Series 2004-SL1 A3 7.00% 11/25/31                                                                   33,906             34,420
     Series 2004-SL4 A3 6.50% 7/25/32                                                                    40,354             41,056
~ Residential Funding Mortgage Security I Series 2006-SA3 3A1 6.093% 9/25/36                            124,762            125,737
~ Structured Adjustable Rate Mortgage Loan Trust
     Series 2004-18 5A 5.50% 12/25/34                                                                    45,335             44,854
     Series 2005-3XS A2 5.58% 1/25/35                                                                    84,807             84,851
Structured Asset Securities
     Series 2004-5H A2 4.43% 12/25/33                                                                    60,008             59,407
     Series 2004-12H 1A 6.00% 5/25/34                                                                    37,362             37,338
   / Washington Mutual Alternative Mortgage Pass-Through Certificates
     Series 2006-5 2CB3 6.00% 7/25/36                                                                   116,526            117,812
   ~ Series 2006-AR5 3A 5.503% 7/25/46                                                                  84,872             84,968
~ Washington Mutual
     Series 2003-AR4 A7 3.95% 5/25/33                                                                    43,610             42,761
     Series 2004-AR4 A2 2.98% 6/25/34                                                                    93,080             92,360
     Series 2006-AR7 1A 5.543% 7/25/46                                                                   65,702             65,676
     Series 2006-AR10 1A1 5.98% 9/25/36                                                                 138,382            139,649
~ Wells Fargo Mortgage Backed Securities Trust
     Series 2004-EE 2A1 3.989% 12/25/34                                                                 197,538            193,218
     Series 2004-I 1A1 3.379% 7/25/34                                                                    56,641             56,915
     Series 2004-T A1 3.461% 9/25/34                                                                     43,258             43,193
     Series 2005-AR12 2A10 4.319% 7/25/35                                                               215,124            211,695
     Series 2006-AR4 2A1 5.789% 4/25/36                                                                 210,648            209,993
     Series 2006-AR10 5A1 5.606% 7/25/36                                                                116,336            116,465
                                                                                                                           _______

Total Non-Agency Collateralized Mortgage Obligations (cost $4,399,521)                                                   4,388,379
                                                                                                                         _________

@<< Senior Secured Loans - 0.28%

Visteon 8.18% 6/13/13                                                                                   100,000            100,063
                                                                                                                           _______

Total Senior Secured Loans (cost $100,000)                                                                                 100,063
                                                                                                                           _______

U.S. Treasury Obligations - 15.05%

U.S. Treasury Inflation Index Notes
     2.375% 4/15/11                                                                                     240,890            241,220
  oo 3.00% 7/15/12                                                                                      248,974            258,398
     3.375% 1/15/07                                                                                     385,293            382,072
     3.875% 1/15/09                                                                                     310,183            319,185
U.S. Treasury Notes
     4.625% 9/30/08                                                                                      70,000             69,940
     4.625% 8/31/11                                                                                     420,000            420,591
     4.875% 8/31/08                                                                                   1,240,000          1,243,827
     4.875% 8/15/09                                                                                   2,025,000          2,039,398
     4.875% 8/15/16                                                                                     435,000            443,360
                                                                                                                           _______

Total U.S. Treasury Obligations (cost $5,415,305)                                                                        5,417,991
                                                                                                                         _________


Repurchase Agreements - 3.17%

With BNP Paribas 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $631,263,
collateralized by $300,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $293,211,
$143,000 U.S. Treasury Notes 2.75% due 8/15/07,
market value $141,237 and $210,000
U.S. Treasury Notes 3.875% due 5/15/09,
market value $209,268)                                                                                  631,000            631,000

With Cantor Fitzgerald 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $255,106,
collateralized by $192,000 U.S. Treasury
Notes 3.375% due 9/15/09, market value $185,705
and $75,000 U.S. Treasury Notes
4.00% due 6/15/09, market value $74,725)                                                                255,000            255,000

With UBS Warburg 4.98% 10/2/06
(dated 9/29/06, to be repurchased at $255,106,
collateralized by $266,000 U.S. Treasury Bills
due 3/1/07, market value $260,411)                                                                      255,000            255,000
                                                                                                                           _______

Total Repurchase Agreements (cost $1,141,000)                                                                            1,141,000
                                                                                                                         _________


Total Market Value of Securities - 101.03%
     (cost $36,506,135)                                                                                                 36,375,478

Liabilities Net of Receivables and Other Assets (See Notes) - (1.03%)                                                     (370,205)
                                                                                                                          ________

Net Assets Applicable to 3,714,962 Shares Outstanding - 100.00%                                                        $36,005,273
                                                                                                                       ___________

 / Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

 ~ Variable rate security. The interest rate shown is the rate as of September 30, 2006.

 # Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2006, the aggregate amount of Rule 144A securities equaled $1,474,735, which represented 4.10% of the Series' net assets. See Note 5 in
   "Notes."

oo Fully or partially pledged as collateral for financial futures contracts.

<< Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the
   certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

 ; Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at
   September 30, 2006.

 @ Illiquid security. At September 30, 2006, the aggregate amount of illiquid securities equaled $100,063, which represented 0.28%
   of the Series' net assets. See Note 5 in "Notes."


Summary of Abbreviations:

ARM - Adjustable Rate Mortgage
FHAVA - Federal Housing Administration & Veterans Administration
GNMA - Government National Mortgage Association
S.F. - Single Family
TBA - To be announced
yr - Year

The following futures contracts and swap agreements were outstanding at September 30, 2006:


Futures Contracts (1)
                                                                                                            Unrealized
          Contracts                        Notional             Notional                                  Appreciation
        to Buy (Sell)                   Cost (Proceeds)          Value            Expiration Date        (Depreciation)
        _____________                   _______________          _____            _______________         ____________

  13  U.S. Treasury 2 year Notes            $ 2,654,082        $ 2,658,500             12/31/06                $  4,418

 (21) U.S. Treasury 5 year Notes             (2,201,439)        (2,215,828)            12/31/06                 (14,389)

  (5) U.S. Treasury 10 year Notes             (534,879)          (540,313)            12/31/06                  (5,434)
                                                                                                              _________

                                                                                                              $(15,405)
                                                                                                              =========

The use of futures contracts involves elements of market risks and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.


Swap Agreements (2)

                                                                                                            Unrealized
Notional Amount              Expiration Date                       Description                            Appreciation
_______________              _______________                       ___________                            ____________

     $1,080,000                  2/1/07               Agreement with State Street                            $17,567

                                                      to receive the notional amount multiplied by the

                                                      return on the Lehman Brothers Commercial

                                                      MBS Index AAA and to pay the notional

                                                      amount multiplied by the 6 month BBA LIBOR

                                                      adjusted by a spread of plus 0.05%.


Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related unrealized amounts shown above.


(1) See Note 3 in "Notes."
(2) See Note 4 in "Notes."

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Capital Reserves Series (the "Series").

Security Valuation - U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.


2. Investments

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                         $36,518,569
                                            ___________

Aggregate unrealized appreciation               117,782
Aggregate unrealized depreciation              (260,873)
                                            ___________

Net unrealized depreciation                 $  (143,091)
                                            ___________

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $1,441,513 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,132,035 expires in 2008, $82,894 expires in 2010, and $226,584 expires in 2013.

3.  Futures Contracts

The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. The unrealized gain (loss) is included in liabilities net of receivables and other assets.


4. Swap Agreements

The Series may entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

5. Credit and Market Risk

The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.
The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Delaware VIP Trust-Delaware VIP Cash Reserve Series
___________________________________________________

September 30, 2006


                                                                                                     Principal         Market
                                                                                                     Amount            Value

Certificates of Deposit - 3.44%

First Tennessee Bank 5.30% 10/23/06                                                                    $750,000          $ 750,000
                                                                                                                           _______

Total Certificates of Deposit (cost $750,000)                                                                              750,000
                                                                                                                           _______

[ Discounted Commercial Paper - 81.75%

Colleges & Universities - 3.42%
University of California
     5.287% 10/11/06                                                                                    500,000            499,271
     5.349% 1/11/07                                                                                     250,000            246,278
                                                                                                                           _______

                                                                                                                           745,549
                                                                                                                           _______
Energy - 3.44%
Total Capital 5.352% 10/2/06                                                                           750,000             749,889
                                                                                                                           _______

                                                                                                                           749,889
                                                                                                                           _______
Financial Services - 63.27%
} Amstel Funding
     5.375% 10/16/06                                                                                    378,000            377,162
     5.404% 12/22/06                                                                                    375,000            370,524
} Aquinas Funding
     5.362% 10/2/06                                                                                     500,000            499,926
     5.533% 1/29/07                                                                                     250,000            245,517
Bank of America 5.446% 10/10/06                                                                         750,000            748,991
Bank of Ireland
     5.307% 12/18/06                                                                                    500,000            494,323
     5.513% 12/11/06                                                                                    300,000            296,805
} Barton Capital
     5.328% 11/3/06                                                                                     332,000            330,399
     5.402% 10/2/06                                                                                     340,000            339,949
} Beta Finance 5.322% 10/16/06                                                                          500,000            498,902
} Cafco 5.327% 10/13/06                                                                                 350,000            349,382
Cargill Asia Pacific Treasury 5.372% 10/2/06                                                            750,000            749,888
CBA Finance 5.573% 1/5/07                                                                               250,000            246,380
} Corporate Receivable 5.295% 10/27/06                                                                  400,000            398,480
Danske 5.307% 10/24/06                                                                                  620,000            617,916
} Fountain Square
     5.363% 1/3/07                                                                                      300,000            295,872
     5.485% 11/7/06                                                                                     400,000            397,784
General Electric Capital 5.285% 10/10/06                                                                300,000            299,606
General RE 5.372% 10/16/06                                                                              640,000            638,597
ING America Insurance Holdings 5.425% 10/10/06                                                          863,000            861,843
JPMorgan Chase Bank
     5.33% 12/12/06                                                                                     162,000            160,296
     5.468% 10/12/06                                                                                    179,000            178,705
     5.546% 1/5/07                                                                                      500,000            492,800
Metlife Funding 5.315% 12/6/06                                                                          500,000            495,188
} Sheffield Receivables 5.372% 10/2/06                                                                  750,000            749,888
Skandinaviska Enskilda Banken 5.337% 11/16/06                                                           500,000            496,636
} Starbird Funding 5.334% 12/6/06                                                                       656,000            649,662
} Three Pillars 5.285% 10/2/06                                                                          750,000            749,890
UBS Finance Delaware 5.352% 10/2/06                                                                     750,000            749,889
                                                                                                                           _______

                                                                                                                        13,781,200
                                                                                                                        __________
Industrial - 4.82%
BASF AG 5.314% 10/24/06                                                                                 300,000            298,990
BMW US Capital 5.352% 10/2/06                                                                           750,000            749,888
                                                                                                                           _______

                                                                                                                         1,048,878
                                                                                                                         _________
Mortgage Bankers & Brokers - 3.39%
Bear Sterns 5.511% 3/1/07                                                                               500,000            488,800
Credit Suisse First Boston 5.342% 11/16/06                                                              250,000            248,317
                                                                                                                           _______

                                                                                                                           737,117
                                                                                                                           _______
Sovereign Agency - 3.41%
Swedish National Finance
     5.314% 1/22/07                                                                                     250,000            245,904
     5.342% 11/16/06                                                                                    500,000            496,633
                                                                                                                           _______

                                                                                                                           742,537
                                                                                                                           _______

Total Discounted Commercial Paper (cost $17,805,170)                                                                    17,805,170
                                                                                                                        __________


~ Floating Rate Notes - 9.18%

Credit Suisse New York 5.301% 7/26/07                                                                   500,000            500,000



# DNB NOR Bank 144A 5.32% 6/25/07                                                                       750,000            750,000
Washington Mutual Bank 5.38% 6/26/07                                                                    750,000            750,000
                                                                                                                           _______

Total Floating Rate Notes (cost $2,000,000)                                                                              2,000,000
                                                                                                                         _________

Medium Term Notes - 2.30%

Sigma Finance 4.83% 1/30/07                                                                             500,000            500,000
                                                                                                                           _______

Total Medium Term Notes (cost $500,000)                                                                                    500,000
                                                                                                                           _______

Variable Rate Demand Notes - 3.67%

~ North Texas Higher Education Authority Series B 5.33% 12/1/44 (AMBAC) (SPA - Depfa Bank)              800,000            800,000
                                                                                                                           _______

Total Variable Rate Demand Notes (cost $800,000)                                                                           800,000
                                                                                                                           _______

Total Market Value of Securities - 100.34%
     (cost $21,855,170) !                                                                                                21,855,170

Liabilities Net of Receivables and Other Assets (See Notes) - (0.34%)                                                      (74,094)
                                                                                                                           _______

Net Assets Applicable to 21,781,023 Shares Outstanding - 100.00%                                                       $21,781,076
                                                                                                                       ___________

[ The interest rate shown is the effective yield as of the time of purchase.

} Asset-backed Commercial Paper.

! Also the cost for federal income tax purposes.

~ Variable rate security. The interest rate shown is the rate as of September 30, 2006.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2006, the aggregate amount of Rule 144A securities equaled $750,000, which represented 3.44% of the Series' net assets. See Note 3 in
  "Notes."


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
SPA - Stand-by Purchase Agreement

________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware VIP Trust-Delaware VIP Cash Reserve Series (the "Series").

Security Valuation - Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $53,313 may be carried forward and applied against future capital gains. Such capital loss carry forwards expires in 2010.

3. Credit and Market Risk

An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At September 30, 2006, no securities have been determined to be illiquid under the Series' Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Delaware VIP Trust-Delaware VIP Diversified Income Series
_________________________________________________________

September 30, 2006


                                                                                                     Principal         Market
                                                                                                     Amount o          Value
                                                                                                                       (U.S.$)


Agency Asset-Backed Securities - 0.05%

~ Fannie Mae Whole Loan Series 2002-W11 AV1 5.67% 11/25/32                           USD                 28,113            $28,109
;/ FHLMC Structured Pass-Through Securities Series T-30 A5 8.61% 12/25/30                               198,307            198,058
                                                                                                                           _______

Total Agency Asset-Backed Securities (cost $225,926)                                                                       226,167
                                                                                                                           _______

Agency Collateralized Mortgage Obligations - 0.81%

Fannie Mae
     Series 1996-46 ZA 7.50% 11/25/26                                                                     7,206              7,710
     Series 2002-90 A1 6.50% 6/25/42                                                                     22,326             22,691
     Series 2002-90 A2 6.50% 11/25/42                                                                    93,073             94,809
     Series 2003-122 AJ 4.50% 2/25/28                                                                   107,352            104,714
     Series 2005-110 MB 5.50% 9/25/35                                                                   730,000            732,092
Fannie Mae Grantor Trust
     Series 1999-T2 A1 7.50% 1/19/39                                                                      2,023              2,114
     Series 2001-T8 A2 9.50% 7/25/41                                                                     18,263             19,718
     Series 2002-T4 A3 7.50% 12/25/41                                                                    41,581             43,299
     Series 2004-T1 1A2 6.50% 1/25/44                                                                    42,067             42,986
Fannie Mae Whole Loan
     Series 2002-W6 2A1 7.00% 6/25/42                                                                    72,688             74,889
     Series 2004-W9 2A1 6.50% 2/25/44                                                                    12,047             12,328
     Series 2004-W11 1A2 6.50% 5/25/44                                                                  133,566            136,710
Freddie Mac
     Series 1730 Z 7.00% 5/15/24                                                                        173,795            182,477
     Series 2326 ZQ 6.50% 6/15/31                                                                       270,807            282,400
     Series 2480 EH 6.00% 11/15/31                                                                          320                320
     Series 2552 KB 4.25% 6/15/27                                                                       138,372            136,894
     Series 2662 MA 4.50% 10/15/31                                                                      275,013            269,536
     Series 2872 GC 5.00% 11/15/29                                                                      220,000            214,998
     Series 2890 PC 5.00% 7/15/30                                                                       105,000            102,753
     Series 2915 KP 5.00% 11/15/29                                                                      265,000            259,287
     Series 3022 MB 5.00% 12/15/28                                                                      165,000            162,589
     Series 3063 PC 5.00% 2/15/29                                                                       540,000            531,331
/ FHLMC Structured Pass-Through Securities
     Series T-54 2A 6.50% 2/25/43                                                                        39,110             39,513
     Series T-58 2A 6.50% 9/25/43                                                                        16,191             16,522
                                                                                                                            ______

Total Agency Collateralized Mortgage Obligations (cost $3,518,751)                                                       3,492,680
                                                                                                                         _________

Agency Mortgage-Backed Securities - 7.57%

Fannie Mae
     5.50% 1/1/13                                                                                       242,183            242,470
     6.171% 5/1/09                                                                                       25,531             25,765
     6.50% 8/1/17                                                                                        73,354             74,679
     6.765% 1/1/07                                                                                       21,906             21,855
~ Fannie Mae ARM
     3.466% 10/1/33                                                                                     447,637            455,415
     5.066% 8/1/35                                                                                      589,501            576,572
Fannie Mae Relocation 15 yr 4.00% 9/1/20                                                                554,568            522,344
Fannie Mae Relocation 30 yr
     5.00% 11/1/33                                                                                       11,098             10,781
     5.00% 8/1/34                                                                                        69,665             67,577
     5.00% 11/1/34                                                                                      100,075             97,076
     5.00% 4/1/35                                                                                       284,286            275,374
     5.00% 10/1/35                                                                                      478,950            463,934
     5.00% 1/1/36                                                                                       612,301            593,104
Fannie Mae S.F. 15 yr TBA
     5.00% 10/1/21                                                                                      350,000            343,984
     5.50% 10/1/36                                                                                    4,915,000          4,913,466
Fannie Mae S.F. 20 yr 5.50% 8/1/25                                                                      897,337            890,946
Fannie Mae S.F. 30 yr
     5.50% 3/1/29                                                                                         3,714              3,679
     5.50% 4/1/29                                                                                         3,635              3,600
     7.50% 3/1/32                                                                                         1,595              1,649
     7.50% 4/1/32                                                                                         5,507              5,692



Fannie Mae S.F. 30 yr TBA
     5.00% 10/1/36                                                                                    4,260,000          4,094,925
     5.50% 10/25/36                                                                                  10,775,000         10,616,736
     6.00% 10/1/36                                                                                    2,815,000          2,828,197
     6.50% 10/25/36                                                                                   1,655,000          1,685,515
Freddie Mac 7.00% 1/1/08                                                                                 58,827             59,010
~ Freddie Mac ARM
     2.995% 12/1/33                                                                                     610,667            612,599
     4.039% 4/1/34                                                                                       12,221             12,212
Freddie Mac Relocation 30 yr 5.00% 9/1/33                                                                19,725             19,225
Freddie Mac S.F. 30 yr TBA
     5.00% 10/1/36                                                                                    1,260,000          1,211,963
     6.00% 10/1/36                                                                                    1,605,000          1,613,526
Government National Mortgage Association S.F. 30 yr TBA 6.50% 10/1/36                                   400,000            410,250
                                                                                                                         _________

Total Agency Mortgage-Backed Securities (cost $32,670,190)                                                              32,754,120
                                                                                                                        __________

Agency Obligations - 2.56%

Fannie Mae
     3.00% 8/15/07                                                                                       40,000             39,273
     5.00% 9/15/08                                                                                    1,100,000          1,100,853
     6.375% 8/15/07                                                                  AUD                965,000            719,647
Federal Farm Credit Bank 5.125% 8/25/16                                              USD                615,000            624,168
Federal Home Loan Bank 5.375% 8/19/11                                                                 1,920,000          1,956,871
^ Financing Corporation Interest Strip
     CPN 5.101% 10/6/11                                                                                 120,000             95,329
     CPN 5.175% 3/26/12                                                                                 200,000            154,233
     CPN 5.213% 10/6/15                                                                                 200,000            128,310
     CPN 1 5.162% 5/11/12                                                                               330,000            253,690
     CPN 1 5.283% 5/11/15                                                                               400,000            262,346
     CPN 1 5.407% 11/11/17                                                                              700,000            401,002
     CPN 4 5.213% 10/6/15                                                                               200,000            128,310
     CPN 12 5.10% 12/6/11                                                                               638,000            504,320
     CPN 13 5.161% 12/27/12                                                                             100,000             74,053
     CPN 13 5.208% 6/27/13                                                                              400,000            289,254
     CPN 13 5.366% 12/27/16                                                                             366,000            219,990
     CPN 15 5.575% 3/7/16                                                                               304,000            190,773
     CPN A 5.098% 8/8/15                                                                                150,000             97,148
     CPN A 5.099% 2/8/15                                                                                150,000             99,561
     CPN D 5.112% 9/26/11                                                                               550,000            436,812
     CPN D 5.119% 9/26/10                                                                               600,000            496,806
Freddie Mac
     4.625% 12/19/08                                                                                    525,000            521,518
     5.50% 7/18/16                                                                                    2,200,000          2,289,517
                                                                                                                         _________

Total Agency Obligations (cost $10,847,115)                                                                             11,083,784
                                                                                                                        __________

Commercial Mortgage-Backed Securities - 1.48%

Bank of America Commercial Mortgage Securities
   ~ Series 2006-3 A4 5.889% 7/10/44                                                                  1,410,000          1,465,432
     Series 2006-4 A4 5.634% 7/10/46                                                                    315,000            321,371
# Bear Stearns Commercial Mortgage Securities Series 2004-ESA E 144A 5.064% 5/14/16                     300,000            299,825
/ Commercial Mortgage Pass-Through Certificates
   # Series 2001-J1A A2 144A 6.457% 2/14/34                                                             187,963            195,346
     Series 2006-C7 A2 5.69% 6/10/46                                                                    210,000            214,176
~ Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.557% 2/15/39                         115,000            116,604
# Crown Castle Towers Series 2005-1A C 144A 5.074% 6/15/35                                               90,000             88,579
# First Union National Bank Commercial Mortgage Trust Series 2001-C2 L 144A 6.46% 1/12/43               200,000            202,526
GE Capital Commercial Mortgage Trust Series 2002-1A A3 6.269% 12/10/35                                  365,000            382,593
# Global Signal Trust 144A
     Series 2004-2A A 4.232% 12/15/14                                                                    65,000             63,359
     Series 2006-1 B 5.588% 2/15/36                                                                     120,000            120,339
     Series 2006-1 C 5.707% 2/15/36                                                                     185,000            185,665
~# GS Mortgage Securities Series 2006-RR2 A1 144A 5.816% 6/23/46                                        345,000            348,858
# Hilton Hotel Pool Trust Series 2000-HLTA A1 144A 7.055% 10/3/15                                        77,225             80,231
JPMorgan Chase Commercial Mortgage Securities
     Series 2002-C1 A3 5.376% 7/12/37                                                                   290,000            292,178
     Series 2002-C2 A2 5.05% 12/12/34                                                                   280,000            277,275
     Series 2003-C1 A2 4.985% 1/12/37                                                                    20,000             19,705
   ~ Series 2006-LDP7 AJ 5.875% 4/15/45                                                               1,000,000          1,037,810
  ~# Series 2006-RR1A A1 144A 5.609% 10/18/52                                                           305,000            307,382



LB-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31                                       110,000            116,296
~ Merrill Lynch Mortgage Trust Series 2004-BPC1 A3 4.467% 10/12/41                                       25,000             24,168
# Morgan Stanley Capital I Series 1999-FNV1 G 144A 6.12% 3/15/31                                        110,000            111,259
~# Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.347% 2/15/33                          100,000            106,439
                                                                                                                           _______

Total Commercial Mortgage-Backed Securities (cost $6,280,085)                                                            6,377,416
                                                                                                                         _________

Corporate Bonds - 41.95%

Banking - 3.53%
BAC Capital Trust XI 6.625% 5/23/36                                                                     105,000            111,142
Banco BMG 8.75% 7/1/10                                                                                  690,000            693,898
~# Barclays Bank 144A
     5.926% 12/31/49                                                                                    415,000            414,913
     7.375% 6/29/49                                                                                     330,000            357,232
Citigroup
     0.80% 10/30/08                                                                  JPY             77,800,000            659,560
     6.125% 8/25/36                                                                  USD                100,000            103,207
Credit Suisse First Boston USA 6.125% 11/15/11                                                          115,000            119,401
First Union Institutional Capital II 7.85% 1/1/27                                                       950,000            990,752
Fortis Capital 6.25% 6/29/49                                                         EUR                500,000            667,117
~# Glitnir Banki 144A 6.693% 6/15/16                                                 USD                570,000            583,465
~# HBOS 144A 5.92% 9/29/49                                                                              300,000            290,722
Kazkommerts International 8.00% 11/3/15                                                                 288,000            293,443
~ MUFG Capital Finance 1 6.346% 7/29/49                                                                 360,000            363,577
~ Nelnet 7.40% 9/29/36                                                                                  215,000            215,507
Popular North America
     4.25% 4/1/08                                                                                       335,000            329,063
   ~ 5.886% 4/6/09                                                                                      190,000            190,587
Popular North America Capital Trust I 6.564% 9/15/34                                                    310,000            302,360
~# Rabobank Capital Funding II 144A 5.26% 12/29/49                                                      235,000            230,327
Rabobank Nederland 9.125% 10/20/06                                                   ISK            105,000,000          1,494,277
~ RBS Capital Trust I 4.709% 12/29/49                                                USD                180,000            168,792
~# Resona Bank 144A
     4.125% 9/29/49                                                                  EUR                450,000            554,263
     5.85% 9/29/49                                                                   USD                605,000            592,537
~# Resona Preferred Global Securities 144A 7.191% 12/29/49                                            1,110,000          1,150,703
Russian Agriculture Bank 6.875% 11/29/10                                                                567,000            577,309
# Russian Agriculture Bank 144A 7.175% 5/16/13                                                          635,000            661,988
# Russian Standard Bank 144A 8.625% 5/5/11                                                              165,000            165,000
~# Shinsei Finance 144A 6.418% 1/29/49                                                                  475,000            472,598
Sovereign Capital Trust VI 7.908% 6/13/36                                                               510,000            565,356
# TuranAlem Finance 144A 7.75% 4/25/13                                                                  450,000            448,650
Vneshtorgbank 4.25% 2/15/16                                                          EUR                570,000            713,003
~ Wachovia Capital Trust III 5.80% 8/29/49                                           USD                805,000            807,967
                                                                                                                           _______

                                                                                                                        15,288,716
                                                                                                                        __________
Basic Industry - 4.56%
Abitibi-Consolidated
     6.95% 12/15/06                                                                                     150,000            151,500
     7.875% 8/1/09                                                                                      965,000            960,175
AK Steel 7.875% 2/15/09                                                                                 445,000            445,556
Alrosa Finance 8.875% 11/17/14                                                                          222,000            252,370
@# Alrosa Finance 144A 8.875% 11/17/14                                                                  999,000          1,138,860
Barrick Gold Finance 7.50% 5/1/07                                                                        60,000             60,719
# Berry Plastics 144A 8.875% 9/15/14                                                                    875,000            883,750
Bowater
     9.00% 8/1/09                                                                                       280,000            291,200
     9.50% 10/15/12                                                                                   1,300,000          1,325,999
Chemtura 6.875% 6/1/16                                                                                  300,000            297,375
Donohue Forest Products 7.625% 5/15/07                                                                  275,000            277,063
EvrazSecurities 10.875% 8/3/09                                                                          500,000            549,085
Georgia-Pacific
     8.875% 5/15/31                                                                                     340,000            355,300
     9.50% 12/1/11                                                                                      700,000            757,750
Huntsman International 10.125% 7/1/09                                                                   680,000            693,600
Ispat Inland 9.75% 4/1/14                                                                                65,000             73,305
Lubrizol 4.625% 10/1/09                                                                                 725,000            711,709
Lyondell Chemical
     8.25% 9/15/16                                                                                      500,000            510,000
     10.50% 6/1/13                                                                                       50,000             55,250
# Nell AF Sarl 144A 8.375% 8/15/15                                                                      525,000            523,688
NewPage 10.00% 5/1/12                                                                                   410,000            425,375



Norske Skog Canada 8.625% 6/15/11                                                                       850,000            839,375
# Norske Skogindustrier 144A 7.125% 10/15/33                                                            330,000            301,907
# Port Townsend Paper 144A 12.00% 4/15/11                                                               410,000            359,775
Potlatch 13.00% 12/1/09                                                                                 675,000            792,171
Rhodia 8.875% 6/1/11                                                                                     75,000             77,813
# Sappi Papier 144A
     6.75% 6/15/12                                                                                      275,000            264,213
     7.50% 6/15/32                                                                                    1,050,000            892,007
++ Solutia 6.72% 10/15/37                                                                               615,000            599,625
Southern Copper 7.50% 7/27/35                                                                         2,140,000          2,250,453
# Stora Enso Oyj 144A 7.25% 4/15/36                                                                     345,000            358,299
Tembec Industries 8.625% 6/30/09                                                                      2,900,000          1,623,999
Weyerhaeuser 7.125% 7/15/23                                                                             525,000            528,887
Witco 6.875% 2/1/26                                                                                     125,000            112,813
                                                                                                                           _______

                                                                                                                        19,740,966
                                                                                                                        __________
Brokerage - 1.03%
~ Ameriprise Financial 7.518% 6/1/66                                                                    440,000            472,747
Amvescap 4.50% 12/15/09                                                                                 150,000            146,349
E Trade Financial 8.00% 6/15/11                                                                         700,000            728,000
Goldman Sachs Group 6.345% 2/15/34                                                                      320,000            318,987
LaBranche
     9.50% 5/15/09                                                                                      560,000            586,600
     11.00% 5/15/12                                                                                     580,000            623,500
Merrill Lynch
   ~ 5.12% 3/12/07                                                                                       95,000             94,380
     6.05% 5/16/16                                                                                      325,000            336,683
     6.22% 9/15/26                                                                                      565,000            576,389
Morgan Stanley 6.25% 8/9/26                                                                             565,000            586,586
                                                                                                                           _______

                                                                                                                         4,470,221
                                                                                                                         _________
Capital Goods - 2.00%
Allied Waste North America 9.25% 9/1/12                                                                 425,000            455,281
Armor Holdings 8.25% 8/15/13                                                                            650,000            676,000
Building Materials 8.00% 10/15/07                                                                       475,000            473,813
Casella Waste Systems 9.75% 2/1/13                                                                    1,125,000          1,186,874
Caterpillar 6.05% 8/15/36                                                                               245,000            255,944
CPG International 10.50% 7/1/13                                                                         345,000            352,763
General Electric 5.00% 2/1/13                                                                           365,000            361,359
Geo Sub 11.00% 5/15/12                                                                                  925,000            957,374
Graham Packaging 9.875% 10/15/14                                                                        900,000            888,750
Interface 10.375% 2/1/10                                                                                600,000            657,000
Intertape Polymer 8.50% 8/1/14                                                                          485,000            458,325
Masco 6.125% 10/3/16                                                                                    255,000            253,684
{ NTK Holdings 10.75% 3/1/14                                                                            565,000            392,675
# Penhall International 144A 12.00% 8/1/14                                                              325,000            342,063
# Siemens Finance 144A 6.125% 8/17/26                                                                   310,000            318,770
# WCA Waste 144A 9.25% 6/15/14                                                                          600,000            625,500
                                                                                                                           _______

                                                                                                                         8,656,175
                                                                                                                         _________
Communications - 6.67%
} Adelphia Communications 8.125% 12/15/06                                                               280,000            174,300
American Tower
     7.125% 10/15/12                                                                                    620,000            638,600
     7.25% 12/1/11                                                                                      175,000            181,125
AT&T
     7.30% 11/15/11                                                                                     325,000            352,639
     8.00% 11/15/31                                                                                     380,000            465,856
Bellsouth 4.20% 9/15/09                                                                                 150,000            145,580
British Telecommunications 8.875% 12/15/30                                                              295,000            394,682
# Broadview Networks Holdings 144A 11.375% 9/1/12                                                       400,000            409,000
} Century Communications 9.50% 11/30/06                                                               2,350,000          2,643,749
# Charter Communications 144A 5.875% 11/16/09                                                             7,000              6,344
Charter Communications Holdings
     11.125% 1/15/11                                                                                    500,000            400,000
     11.75% 5/15/11                                                                                     550,000            442,750
     13.50% 1/15/11                                                                                   1,275,000          1,039,124
# Charter Communications Operating Capital 144A 8.375% 4/30/14                                           30,000             30,638
Cincinnati Bell 8.375% 1/15/14                                                                          872,000            885,080
~# Cleveland Unlimited 144A 13.64% 12/15/10                                                             100,000            108,500
Comcast
   ~ 5.80% 7/14/09                                                                                      375,000            375,925
     6.50% 11/15/35                                                                                     365,000            368,745



Cox Communications 4.625% 1/15/10                                                                       150,000            146,016
Dex Media East 12.125% 11/15/12                                                                         350,000            392,438
# Digicel Limited 144A 9.25% 9/1/12                                                                   1,195,000          1,245,787
GTE California 7.65% 3/15/07                                                                            470,000            474,586
# Hughes Network Systems/Finance 144A 9.50% 4/15/14                                                     525,000            543,375
{ Inmarsat Finance 10.375% 11/15/12                                                                   2,625,000          2,336,249
Insight Communications 12.25% 2/15/11                                                                   125,000            132,813
Insight Midwest
     9.75% 10/1/09                                                                                      175,000            178,500
     10.50% 11/1/10                                                                                   1,769,000          1,839,759
{ Intelsat Intermediate 9.25% 2/1/15                                                                    850,000            620,500
iPCS 11.50% 5/1/12                                                                                       80,000             90,000
~ IWO Holdings 9.257% 1/15/12                                                                            40,000             41,300
Mediacom Broadband 8.50% 10/15/15                                                                        75,000             74,906
Mediacom Capital 9.50% 1/15/13                                                                        1,075,000          1,104,562
# Nordic Telephone Holdings 144A 8.875% 5/1/16                                                          200,000            211,250
~ Qwest 8.64% 6/15/13                                                                                   125,000            134,375
# Qwest 144A 7.50% 10/1/14                                                                              750,000            778,125
RH Donnelley 8.875% 1/15/16                                                                             285,000            287,138
Rural Cellular
     9.875% 2/1/10                                                                                      820,000            858,950
   ~ 11.239% 11/1/12                                                                                    230,000            238,338
Sheridan Group 10.25% 8/15/11                                                                           215,000            218,763
Sprint Capital
     7.625% 1/30/11                                                                                     370,000            398,750
     8.75% 3/15/32                                                                                      690,000            843,861
Telecom Italia Capital
     4.00% 1/15/10                                                                                      470,000            445,665
   ~ 6.108% 7/18/11                                                                                     445,000            442,079
     7.20% 7/18/36                                                                                      575,000            592,821
Telefonica Emisones
   ~ 5.69% 6/19/09                                                                                      240,000            240,327
     5.984% 6/20/11                                                                                     265,000            270,300
     6.421% 6/20/16                                                                                     110,000            113,375
     7.045% 6/20/36                                                                                     110,000            116,458
Telefonos de Mexico 4.50% 11/19/08                                                                      395,000            389,139
Time Warner Entertainment 8.375% 3/15/23                                                                210,000            243,095
Triton Communications
     8.50% 6/1/13                                                                                       435,000            405,638
     9.375% 2/1/11                                                                                    1,075,000            808,938
~ US LEC 13.62% 10/1/09                                                                                 150,000            160,125
US Unwired 10.00% 6/15/12                                                                               265,000            292,825
Vertis 10.875% 6/15/09                                                                                  810,000            818,100
Vimpel Communication 8.25% 5/23/16                                                                      422,000            428,330
# Wind Acquisition Finance 144A 10.75% 12/1/15                                                          750,000            831,563
                                                                                                                           _______

                                                                                                                        28,851,756
                                                                                                                        __________
Consumer Cyclical - 7.44%
Accuride 8.50% 2/1/15                                                                                   250,000            233,750
Boyd Gaming 8.75% 4/15/12                                                                               725,000            764,875
Brickman Group 11.75% 12/15/09                                                                          305,000            327,113
Carrols 9.00% 1/15/13                                                                                   325,000            333,125
Centex
   ~ 5.739% 8/1/07                                                                                      265,000            265,302
     6.50% 5/1/16                                                                                       650,000            658,968
Corrections Corporation of America 7.50% 5/1/11                                                         525,000            539,438
~ DaimlerChrysler 5.918% 8/3/09                                                                         940,000            940,020
Ford Motor 7.45% 7/16/31                                                                                725,000            563,688
Ford Motor Credit
     5.75% 1/12/09                                                                   EUR                840,000          1,035,982
     7.375% 10/28/09                                                                 USD                485,000            471,641
     9.875% 8/10/11                                                                                   1,750,000          1,812,650
# Ford Motor Credit 144A 9.75% 9/15/10                                                                  380,000            392,658
# Galaxy Entertainment Finance 144A 9.875% 12/15/12                                                   1,986,000          2,087,782
Gaylord Entertainment 8.00% 11/15/13                                                                    510,000            521,475
General Motors 8.375% 7/15/33                                                                         1,105,000            961,350
General Motors Acceptance Corporation
     6.875% 9/15/11                                                                                   2,060,000          2,051,204
     7.50% 12/1/06                                                                   NZD              1,596,000          1,036,015
     8.00% 11/1/31                                                                                    3,110,000          3,260,747



General Motors Acceptance International Finance 4.125% 2/6/07                        EUR                825,000          1,044,274
Johnson Controls 5.00% 11/15/06                                                      USD                 20,000             19,980
Landry's Restaurant 7.50% 12/15/14                                                                      375,000            360,938
Lodgenet Entertainment 9.50% 6/15/13                                                                    880,000            946,000
Mandalay Resort Group
     9.375% 2/15/10                                                                                     700,000            751,625
     9.50% 8/1/08                                                                                       750,000            798,750
Neiman-Marcus Group
     9.00% 10/15/15                                                                                     445,000            475,038
     10.375% 10/15/15                                                                                   845,000            916,825
# NPC International 144A 9.50% 5/1/14                                                                   475,000            470,250
O'Charleys 9.00% 11/1/13                                                                                725,000            757,625
Penney (J.C.)
     7.375% 8/15/08                                                                                     215,000            222,127
     7.625% 3/1/97                                                                                       65,000             67,012
Playtex Products 9.375% 6/1/11                                                                        1,130,000          1,186,500
# Pokagon Gaming Authority 144A 10.375% 6/15/14                                                         775,000            830,219
Procter & Gamble 2.00% 6/21/10                                                       JPY             82,000,000            717,899
# TDS Investor 144A 11.875% 9/1/16                                                   USD                400,000            386,000
Time Warner 8.18% 8/15/07                                                                                75,000             76,758
{ Town Sports International 11.00% 2/1/14                                                               425,000            351,156
True Temper Sports 8.375% 9/15/11                                                                       385,000            346,500
# Turning Stone Resort Casino Enterprise 144A 9.125% 9/15/14                                            375,000            380,625
# Uno Restaurant 144A 10.00% 2/15/11                                                                    225,000            189,000
# Viacom 144A
   ~ 5.74% 6/16/09                                                                                      430,000            430,591
     5.75% 4/30/11                                                                                      200,000            199,799
Visteon 8.25% 8/1/10                                                                                    665,000            651,700
Wheeling Island Gaming 10.125% 12/15/09                                                                 570,000            587,100
WMG Acquisition 7.375% 4/15/14                                                                          775,000            759,500
                                                                                                                           _______

                                                                                                                        32,181,574
                                                                                                                        __________
Consumer Non-Cyclical - 3.69%
AmerisourceBergen 5.875% 9/15/15                                                                        470,000            463,127
# Angiotech Pharmaceuticals 144A 7.75% 4/1/14                                                           650,000            620,750
Biovail 7.875% 4/1/10                                                                                 1,583,000          1,590,914
Boston Scientifc 6.40% 6/15/16                                                                          330,000            333,397
Constellation Brands 8.125% 1/15/12                                                                     625,000            649,219
Cott Beverages 8.00% 12/15/11                                                                           465,000            476,625
CRC Health 10.75% 2/1/16                                                                                575,000            600,875
Diageo Capital 5.875% 9/30/36                                                                            90,000             88,380
Dole Food 8.875% 3/15/11                                                                                475,000            457,188
Gold Kist 10.25% 3/15/14                                                                                450,000            519,750
HCA 5.50% 12/1/09                                                                                       205,000            205,769
# Healthsouth 144A 10.75% 6/15/16                                                                       775,000            795,344
Ingles Markets 8.875% 12/1/11                                                                           700,000            733,250
Kraft Foods 6.50% 11/1/31                                                                               105,000            113,694
# Le-Natures 144A 10.00% 6/15/13                                                                        325,000            336,375
Marsh Supermarkets 8.875% 8/1/07                                                                        325,000            325,406
Medco Health Solutions 7.25% 8/15/13                                                                    480,000            521,692
MedPartners 7.375% 10/1/06                                                                              710,000            710,000
# Miller Brewing 144A 4.25% 8/15/08                                                                     175,000            171,635
National Beef Packing 10.50% 8/1/11                                                                     650,000            680,875
Pilgrim's Pride 9.625% 9/15/11                                                                          320,000            337,600
Pinnacle Foods 8.25% 12/1/13                                                                            450,000            452,813
# Reynolds American 144A 6.50% 6/1/07                                                                   625,000            629,773
~ Safeway 5.718% 3/27/09                                                                                555,000            556,020
US Oncology
     9.00% 8/15/12                                                                                      125,000            130,000
     10.75% 8/15/14                                                                                     750,000            824,999
UST 6.625% 7/15/12                                                                                      290,000            306,979
{ Vanguard Health 11.25% 10/1/15                                                                        975,000            706,875
Warner Chilcott 8.75% 2/1/15                                                                          1,175,000          1,221,999
Wyeth 5.50% 2/1/14                                                                                      410,000            411,390
                                                                                                                           _______

                                                                                                                        15,972,713
                                                                                                                        __________
Electric - 1.77%
Avista 9.75% 6/1/08                                                                                     415,000            441,353
++# Calpine 144A 8.496% 7/15/07                                                                         180,838            187,619
Dominion Resources
     5.687% 5/15/08                                                                                     445,000            446,992
   ~ 6.30% 9/30/66                                                                                      380,000            379,611



Duke Capital 5.668% 8/15/14                                                                             160,000            158,694
Elwood Energy 8.159% 7/5/26                                                                             854,100            903,312
FPL Group Capital 5.625% 9/1/11                                                                         295,000            298,775
Hydro Quebec 10.50% 10/15/21                                                         CAD                219,000            320,897
Midwest Generation
     8.30% 7/2/09                                                                    USD                490,918            500,737
     8.75% 5/1/34                                                                                       850,000            911,625
Mirant Americas Generation 8.30% 5/1/11                                                                 725,000            729,531
Mirant North America 7.375% 12/31/13                                                                    375,000            377,344
Northern States Power 6.25% 6/1/36                                                                      295,000            316,687
Oncor Electric Delivery 7.00% 9/1/22                                                                     25,000             27,159
Orion Power 12.00% 5/1/10                                                                               575,000            654,063
Pepco Holdings
     5.50% 8/15/07                                                                                      470,000            469,989
   ~ 6.025% 6/1/10                                                                                      265,000            266,143
# Power Contract Financing 144A 6.256% 2/1/10                                                           166,281            167,655
# Tenaska Alabama Partners 144A 7.00% 6/30/21                                                            97,724             96,249
Xcel Energy 6.50% 7/1/36                                                                                 10,000             10,586
                                                                                                                            ______

                                                                                                                         7,665,021
                                                                                                                         _________
Energy - 1.62%
Anadarko Petroleum
     5.95% 9/15/16                                                                                      190,000            192,629
     6.45% 9/15/36                                                                                      230,000            235,715
Bluewater Finance 10.25% 2/15/12                                                                        480,000            488,400
# Brigham Exploration 144A 9.625% 5/1/14                                                                110,000            107,800
# Canadian Oil Sands 144A 4.80% 8/10/09                                                                 115,000            112,919
Compton Petroleum Finance 7.625% 12/1/13                                                                110,000            106,700
# Hilcorp Energy 144A 9.00% 6/1/16                                                                      750,000            778,125
# Mariner Energy 144A 7.50% 4/15/13                                                                     400,000            384,000
Nexen 5.875% 3/10/35                                                                                     95,000             90,881
# Pan American Energy 144A 7.75% 2/9/12                                                                 595,000            596,488
Petrobras International Finance 6.125% 10/6/16                                                        1,005,000          1,000,547
# PetroHawk Energy 144A 9.125% 7/15/13                                                                  925,000            934,249
# Ras Laffan Liquefied Natural Gas III 144A
     5.832% 9/30/16                                                                                     250,000            251,388
     5.838% 9/30/27                                                                                     250,000            241,925
~ Secunda International 13.507% 9/1/12                                                                  240,000            251,100
# TNK-BP Finance 144A 7.50% 7/18/16                                                                     850,000            889,550
Weatherford International 4.95% 10/15/13                                                                 72,000             69,326
Whiting Petroleum 7.25% 5/1/13                                                                          275,000            270,875
                                                                                                                           _______

                                                                                                                         7,002,617
                                                                                                                         _________
Finance Companies - 2.84%
~ American Express 6.80% 9/1/66                                                                         210,000            222,108
American General Finance 4.875% 7/15/12                                                                 630,000            613,560
FINOVA Group 7.50% 11/15/09                                                                           1,417,800            404,073
FTI Consulting 7.625% 6/15/13                                                                           750,000            761,250
# FTI Consulting 144A 7.75% 10/1/16                                                                     400,000            406,000
GE Capital UK Funding 4.625% 1/18/16                                                 GBP                320,000            573,663
General Electric Capital 5.125% 1/28/14                                              SEK              6,500,000            950,090
HSBC Finance 4.625% 9/15/10                                                          USD                615,000            602,980
~ HSBC Finance Capital Trust IX 5.911% 11/30/35                                                         400,000            400,607
International Lease Finance 4.625% 6/2/08                                                               130,000            128,661
JP Morgan Chase Capital XVIII 6.95% 8/17/36                                                             330,000            351,660
JP Morgan Chase Capital XX 6.55% 9/29/36                                                                525,000            531,484
~ Lehman Brothers UK Capital Funding II 3.875% 2/28/49                               EUR                450,000            556,271
Red Arrow International Leasing 8.375% 3/31/12                                       RUB             41,430,047          1,595,962
Residential Capital
     5.125% 5/17/12                                                                  EUR                520,000            666,246
     6.00% 2/22/11                                                                   USD                330,000            329,911
     6.125% 11/21/08                                                                                    480,000            482,116
     6.375% 6/30/10                                                                                     285,000            288,594
     6.375% 5/17/13                                                                  GBP                312,000            591,026
     6.50% 4/17/13                                                                   USD                695,000            706,734
     6.875% 6/30/15                                                                                     730,000            759,523
~# Residential Capital 144A 7.337% 4/17/09                                                              345,000            346,792
                                                                                                                           _______

                                                                                                                        12,269,311
                                                                                                                        __________
Industrial - 0.71%
Adesa 7.625% 6/15/12                                                                                    700,000            693,000



# Baker & Taylor 144A 11.50% 7/1/13                                                                     375,000            371,250
# Knowledge Learning 144A 7.75% 2/1/15                                                                  210,000            197,400
# Mobile Services Group 144A 9.75% 8/1/14                                                               375,000            386,250
Mueller Group 10.00% 5/1/12                                                                             324,000            353,565
{ Mueller Holdings 14.75% 4/15/14                                                                       159,000            140,715
# RBS Global & Rexnord 144A 9.50% 8/1/14                                                                375,000            382,500
Trimas 9.875% 6/15/12                                                                                   605,000            562,650
                                                                                                                           _______

                                                                                                                         3,087,330
                                                                                                                         _________
Insurance - 2.18%
ASIF III 0.95% 7/15/09                                                               JPY             79,000,000            668,648
# Farmers Exchange Capital 144A 7.05% 7/15/28                                        USD                650,000            668,080
# Farmers Insurance Exchange 144A
     6.00% 8/1/14                                                                                        70,000             69,746
     8.625% 5/1/24                                                                                        5,000              5,938
~# Great West Life & Annuity Insurance 144A 7.153% 5/16/46                                              205,000            213,282
Hartford Financial Services Group 5.663% 11/16/08                                                       300,000            302,226
# Liberty Mutual 144A 6.70% 8/15/16                                                                     265,000            275,733
Marsh & McLennan
     5.15% 9/15/10                                                                                      370,000            364,860
     5.375% 3/15/07                                                                                     370,000            369,814
   ~ 5.64% 7/13/07                                                                                      430,000            430,001
MetLife 5.00% 6/15/15                                                                                   255,000            247,301
# Metropolitan Life Global Funding I 144A 4.25% 7/30/09                                                 450,000            439,289
# Nationwide Mutual Insurance 144A 7.875% 4/1/33                                                        375,000            440,019
# Nippon Life Insurance 144A 4.875% 8/9/10                                                              535,000            524,886
/~# North Front Pass-Through Trust 144A 5.81% 12/15/24                                                  500,000            492,029
Safeco Capital Trust I 8.072% 7/15/37                                                                   245,000            257,845
St. Paul Travelers 5.01% 8/16/07                                                                        430,000            427,474
/~# Twin Reefs Pass-Through Trust 144A 6.33% 12/31/49                                                   600,000            601,049
# UnumProvident Finance 144A 6.85% 11/15/15                                                             185,000            190,176
WellPoint
     4.25% 12/15/09                                                                                     130,000            126,241
     5.85% 1/15/36                                                                                      585,000            569,366
Willis North America
     5.125% 7/15/10                                                                                     580,000            570,663
     5.625% 7/15/15                                                                                     185,000            177,800
~# ZFS Finance USA Trust I 144A 6.45% 12/15/65                                                        1,000,000            990,804
                                                                                                                           _______

                                                                                                                         9,423,270
                                                                                                                         _________
Natural Gas - 1.07%
Copano Energy 8.125% 3/1/16                                                                             100,000            101,750
El Paso Natural Gas 7.625% 8/1/10                                                                     1,015,000          1,050,524
# El Paso Performance-Linked Trust 144A 7.75% 7/15/11                                                   325,000            335,563
El Paso Production 7.75% 6/1/13                                                                         300,000            308,250
Enterprise Products Operating
     4.00% 10/15/07                                                                                     110,000            108,354
     4.625% 10/15/09                                                                                    330,000            322,765
   ~ 8.375% 8/1/66                                                                                      730,000            769,677
Inergy Finance
     6.875% 12/15/14                                                                                    275,000            264,688
     8.25% 3/1/16                                                                                        75,000             78,000
Kinder Morgan Finance 5.35% 1/5/11                                                                      390,000            379,659
# MarkWest Energy Partners/Finance 144A 8.50% 7/15/16                                                   105,000            106,313
Oneok 5.51% 2/16/08                                                                                     385,000            385,273
~ Sempra Energy 5.863% 5/21/08                                                                          115,000            115,210
Valero Logistics Operations 6.05% 3/15/13                                                               315,000            319,870
                                                                                                                           _______

                                                                                                                         4,645,896
                                                                                                                         _________
Real Estate - 0.60%
American Real Estate Partners 8.125% 6/1/12                                                           1,000,000          1,029,999
BF Saul REIT 7.50% 3/1/14                                                                               585,000            596,700
Developers Diversified Realty
     4.625% 8/1/10                                                                                       90,000             87,308
     5.25% 4/15/11                                                                                       95,000             94,278
     5.375% 10/15/12                                                                                    415,000            411,275
HRPT Properties Trust 5.75% 2/15/14                                                                     180,000            179,653
Rouse 7.20% 9/15/12                                                                                     175,000            179,851
                                                                                                                           _______

                                                                                                                         2,579,064
                                                                                                                         _________
Technology - 0.83%
# iPayment 144A 9.75% 5/15/14                                                                           450,000            461,250
MagnaChip Semiconductor 8.00% 12/15/14                                                                1,275,000            780,938



STATS ChipPAC 7.50% 7/19/10                                                                             525,000            525,000
Sungard Data Systems
     9.125% 8/15/13                                                                                     130,000            135,200
     10.25% 8/15/15                                                                                     976,000          1,010,160
# Telcordia Technologies 144A 10.00% 3/15/13                                                            725,000            485,750
# UGS Capital II PIK 144A 10.38% 6/1/11                                                                 175,000            178,500
                                                                                                                           _______

                                                                                                                         3,576,798
                                                                                                                         _________
Transportation - 1.41%
American Airlines
     6.817% 5/23/11                                                                                     305,000            300,044
     6.977% 5/23/21                                                                                     118,696            113,948
     7.377% 5/23/19                                                                                     401,228            369,631
Continental Airlines 6.503% 6/15/11                                                                     205,000            208,803
# Erac USA Finance 144A
     5.30% 11/15/08                                                                                     100,000             99,691
     7.35% 6/15/08                                                                                      505,000            521,068
Grupo Transportacion
     9.375% 5/1/12                                                                                      510,000            543,150
     10.25% 6/15/07                                                                                     275,000            282,563
{ H-Lines Finance Holdings 11.00% 4/1/13                                                                646,000            571,710
# Hertz 144A
     8.875% 1/1/14                                                                                      275,000            289,438
     10.50% 1/1/16                                                                                       80,000             88,400
Horizon Lines 9.00% 11/1/12                                                                             354,000            366,390
Kansas City Southern Railway 9.50% 10/1/08                                                              350,000            365,750
++ Northwest Airlines 7.041% 4/1/22                                                                     108,507            107,897
OMI 7.625% 12/1/13                                                                                      640,000            649,599
Seabulk International 9.50% 8/15/13                                                                     515,000            563,925
Stena 9.625% 12/1/12                                                                                    600,000            647,999
                                                                                                                           _______

                                                                                                                         6,090,006
                                                                                                                         _________

Total Corporate Bonds (cost $179,535,271)                                                                              181,501,434
                                                                                                                       ___________

Foreign Agencies - 1.89%

Austria - 0.34%
Oesterreichische Kontrollbank 1.80% 3/22/10                                          JPY            170,000,000          1,484,568
                                                                                                                         _________

                                                                                                                         1,484,568
                                                                                                                         _________
Germany - 1.28%
KFW
     1.75% 3/23/10                                                                   JPY             75,000,000            653,879
     3.50% 7/4/21                                                                    EUR              1,076,000          1,293,217
     4.75% 12/7/10                                                                   GBP                361,000            669,221
     4.95% 10/14/14                                                                  CAD                334,000            311,527
     8.25% 9/20/07                                                                   ISK             50,000,000            685,352
Rentenbank 1.375% 4/25/13                                                            JPY            227,000,000          1,922,649
                                                                                                                         _________

                                                                                                                         5,535,845
                                                                                                                         _________
Mexico - 0.21%
Pemex Project Funding Master Trust 6.625% 6/15/35                                    USD                568,000            558,770
# Pemex Project Funding Master Trust 144A 6.625% 6/15/35                             USD                330,000            324,638
                                                                                                                           _______

                                                                                                                           883,408
                                                                                                                           _______
Ukraine - 0.06%
Exim of Ukraine 7.75% 9/23/09                                                        USD                255,000            257,196
                                                                                                                           _______

                                                                                                                           257,196
                                                                                                                           _______

Total Foreign Agencies (cost $8,249,931)                                                                                 8,161,017
                                                                                                                         _________

Municipal Bonds - 0.13%

Augusta, Georgia Water & Sewer Revenue 5.25% 10/1/39 (FSA)                                               85,000             91,224
California State 5.00% 2/1/33                                                                            25,000             25,970
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)                                     95,000            100,464
Colorado Department of Transportation Revenue 5.00% 12/15/12 (FGIC)                                       5,000              5,385
Illinois State Taxable Pension 5.10% 6/1/33                                                              10,000              9,601
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36                    220,000            233,065
New Jersey Economic Development Authority Revenue Cigarette Tax 5.75% 6/15/29                            25,000             26,891
New York State Urban Development Series A-1 5.25% 3/15/34 (FGIC)                                         40,000             42,777
Oregon State Taxable Pension 5.892% 6/1/27                                                                5,000              5,253
                                                                                                                             _____

Total Municipal Bonds (cost $525,673)                                                                                      540,630
                                                                                                                           _______

Non-Agency Asset-Backed Securities - 1.27%

Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 9/25/13                  743,459            734,749
Citibank Credit Card Issuance Trust Series 2003-A7 A7 4.15% 7/7/17                                       10,000              9,353
Countrywide Asset-Backed Certificates
   ~ Series 2006-4 2A2 5.51% 7/25/36                                                                  1,050,000          1,051,775
   ~ Series 2006-11 1AF3 6.05% 9/25/46                                                                  735,000            745,049
   ~ Series 2006-15 A3 5.689% 10/25/46                                                                  165,000            165,844
     Series 2006-S3 A2 6.085% 6/25/21                                                                   475,000            480,831



# Credit-Based Asset Service and Securitization Series 2006-SL1 A2 144A 5.556% 9/25/36                  450,000            450,404
# Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31                                            280,000            284,710
~ GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36                                            180,000            180,369
~# MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35                                    276,294            270,337
MBNA Master Credit Card Trust Series 2000-D C 8.40% 9/15/09                                              25,000             25,380
Mid-State Trust
     Series 11 A1 4.864% 7/15/38                                                                         19,479             18,732
     Series 2004-1 A 6.005% 8/15/37                                                                      10,526             10,706
     Series 2005-1 A 5.745% 1/15/40                                                                     235,665            236,255
~ Option One Mortgage Loan Trust Series 2005-4 A3 5.59% 11/25/35                                        230,000            230,577
Ownit Mortgage Loan Asset Backed Certificates Series 2006-2 A2B 5.633% 1/25/37                          125,000            124,950
Renaissance Home Equity Loan Trust
     Series 2005-4 A2 5.399% 2/25/36                                                                    170,000            169,416
     Series 2005-4 A3 5.565% 2/25/36                                                                    110,000            110,139
~ Residential Asset Mortgage Products Series 2004-RZ2 AI3 4.30% 1/25/31                                  40,678             40,256
~ Residential Funding Mortgage Securities II Series 2005-HI2 A1 5.47% 5/25/35                            69,325             69,329
Structured Asset Securities
     Series 2001-SB1 A2 3.375% 8/25/31                                                                   50,278             45,103
   ~ Series 2005-NC1 A7 5.56% 2/25/35                                                                    56,287             56,337
                                                                                                                            ______

Total Non-Agency Asset-Backed Securities (cost $5,216,267)                                                               5,510,601
                                                                                                                         _________


Non-Agency Collateralized Mortgage Obligations - 5.08%

Bank of America Alternative Loan Trust
     Series 2003-10 2A1 6.00% 12/25/33                                                                   10,980             10,976
     Series 2004-2 1A1 6.00% 3/25/34                                                                      3,156              3,155
     Series 2004-10 1CB1 6.00% 11/25/34                                                                  85,444             85,744
     Series 2005-3 2A1 5.50% 4/25/20                                                                    106,343            105,878
     Series 2005-5 2CB1 6.00% 6/25/35                                                                   196,943            196,820
     Series 2005-6 7A1 5.50% 7/25/20                                                                    270,177            268,826
     Series 2005-9 5A1 5.50% 10/25/20                                                                   541,349            538,304
Bank of America Mortgage Securities
   ~ Series 2003-D 1A2 6.086% 5/25/33                                                                       286                288
   ~ Series 2004-G 2A3 4.232% 8/25/34                                                                    98,042             97,591
     Series 2005-9 2A1 4.75% 10/25/20                                                                   373,100            366,615
   ~ Series 2005-A 1A1 4.01% 2/25/35                                                                    123,921            123,030
~ Bear Stearns Adjustable Rate Mortgage Trust Series 2005-7 1A2 4.75% 8/25/35                           121,638            119,102
~ Bear Stearns Alternative-A Trust
     Series 2006-3 33A1 6.205% 5/25/36                                                                  465,194            471,895
     Series 2006-4 23A5 6.246% 8/25/36                                                                  497,563            503,006
Bear Stearns Asset Backed Securities Series 2005-AC8 A5 5.50% 11/25/35                                  403,481            399,632
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18                                                  612,547            605,828
Countrywide Alternative Loan Trust
     Series 2004-28CB 6A1 6.00% 1/25/35                                                                 439,342            438,930
   ~ Series 2004-J7 1A2 4.673% 8/25/34                                                                   39,086             38,769
   ~ Series 2005-63 3A1 5.896% 11/25/35                                                                 381,091            381,543
     Series 2006-2CB A3 5.50% 3/25/36                                                                   314,993            316,401
/ Countrywide Home Loan Mortgage Pass-Through Trust
   ~ Series 2003-21 A1 4.079% 5/25/33                                                                     1,032              1,016
     Series 2006-1 A2 6.00% 3/25/36                                                                     336,599            336,558
   ~ Series 2006-HYB3 3A1A 6.124% 5/20/36                                                               433,122            438,733
Credit Suisse First Boston Mortgage Securities Series 2003-29 5A1 7.00% 12/25/33                         15,596             15,761
First Horizon Asset Securities
     Series 2003-5 1A17 8.00% 7/25/33                                                                     2,226              2,356
   ~ Series 2004-AR5 4A1 5.682% 10/25/34                                                                 29,122             28,998
~ General Motors Acceptance Corporation Mortgage Loan Trust Series 2005-AR2 4A 5.185% 5/25/35           358,471            350,624
# GSMPS Mortgage Loan Trust 144A
     Series 2005-RP1 1A3 8.00% 1/25/35                                                                  361,130            382,818
     Series 2005-RP1 1A4 8.50% 1/25/35                                                                  300,725            318,951
     Series 2006-RP1 1A2 7.50% 1/25/36                                                                  464,404            485,283
~ Indymac Index Mortgage Loan Trust
     Series 2005-AR25 1A21 5.882% 12/25/35                                                              392,342            393,005
     Series 2006-AR2 1A1A 5.55% 4/25/46                                                                 513,867            514,289
     Series 2006-AR7 5A1 6.159% 5/25/36                                                                 290,527            294,109
~ JP Morgan Mortgage Trust Series 2005-A6 1A2 5.151% 9/25/35                                            855,000            856,303
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35                                                  322,796            323,013



~ MASTR Adjustable Rate Mortgages Trust Series 2003-6 1A2 2.862% 12/25/33                                 9,340              9,450
MASTR Alternative Loans Trust
     Series 2003-9 1A1 5.50% 12/25/18                                                                    64,022             63,702
     Series 2005-3 7A1 6.00% 4/25/35                                                                    100,326            100,478
# MASTR Reperforming Loan Trust 144A
     Series 2005-1 1A5 8.00% 8/25/34                                                                    543,746            574,940
     Series 2005-2 1A4 144A 8.00% 5/25/35                                                               338,185            358,477
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36                                       223,074            226,142
Nomura Asset Acceptance
     Series 2005-WF1 2A2 4.786% 3/25/35                                                                 275,000            270,877
   ~ Series 2006-AF1 1A2 6.159% 5/25/36                                                                 400,000            403,953
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34                                                   11,928             11,976
Residential Accredit Loans Series 2005-QS9 A6 5.50% 6/25/35                                             150,000            146,609
Residential Asset Mortgage Products
     Series 2004-SL1 A3 7.00% 11/25/31                                                                    1,304              1,324
     Series 2004-SL4 A3 6.50% 7/25/32                                                                    53,806             54,742
     Series 2005-SL1 A2 6.00% 5/25/32                                                                   133,239            136,984
~ Residential Funding Mortgage Security I Series 2006-SA3 3A1 6.093% 9/25/36                            573,905            578,389
~ Structured Adjustable Rate Mortgage Loan Trust
     Series 2004-18 5A 5.50% 12/25/34                                                                    37,779             37,378
     Series 2005-3XS A2 5.58% 1/25/35                                                                   446,868            447,102
Structured Asset Securities
   ~ Series 2002-22H 1A 6.960% 11/25/32                                                                   1,782              1,817
     Series 2004-5H A2 4.43% 12/25/33                                                                   255,354            252,797
     Series 2004-12H 1A 6.00% 5/25/34                                                                    42,343             42,317
Washington Mutual
   ~ Series 2003-AR4 A7 3.95% 5/25/33                                                                     5,071              4,972
     Series 2004-CB3 1A 6.00% 10/25/34                                                                   55,437             55,385
     Series 2004-CB3 4A 6.00% 10/25/19                                                                   17,674             17,863
   ~ Series 2006-AR7 1A 5.543% 7/25/46                                                                  284,708            284,597
   ~ Series 2006-AR10 1A1 5.98% 9/25/36                                                                 602,950            608,469
/ Washington Mutual Alternative Mortgage Pass-Through Certificates
     Series 2005-1 5A2 6.00% 3/25/35                                                                     58,320             58,050
     Series 2005-1 6A2 6.50% 3/25/35                                                                     13,099             13,190
     Series 2005-9 3CB 5.50% 10/25/20                                                                   289,188            289,178
     Series 2006-2 2CB 6.50% 3/25/36                                                                    299,180            302,826
     Series 2006-5 2CB3 6.00% 7/25/36                                                                   534,079            539,972
     Series 2006-5 LB1 6.00% 7/25/36                                                                    234,598            233,791
     oSeries 2006-AR5 3A 5.503% 7/25/46                                                                 374,433            374,857
Wells Fargo Mortgage Backed Securities Trust
   ~ Series 2004-I 1A1 3.379% 7/25/34                                                                    78,426             78,805
   ~ Series 2004-T A1 3.461% 9/25/34                                                                    170,628            170,374
     Series 2005-12 1A7 5.50% 11/25/35                                                                  493,704            477,505
     Series 2005-14 2A1 5.50% 12/25/35                                                                  769,098            747,708
     Series 2005-17 1A1 5.50% 1/25/36                                                                   429,629            418,620
     Series 2005-17 1A2 5.50% 1/25/36                                                                   400,666            392,680
     Series 2006-1 A3 5.00% 3/25/21                                                                     805,035            786,922
     Series 2006-2 3A1 5.75% 3/25/36                                                                    460,997            454,803
   ~ Series 2006-AR4 1A1 5.868% 4/25/36                                                                 619,988            619,982
   ~ Series 2006-AR4 2A1 5.789% 4/25/36                                                                 430,870            429,530
   ~ Series 2006-AR5 2A1 5.544% 4/25/36                                                                 550,004            551,493
     Series 2006-AR10 5A1 5.607% 7/25/36                                                                518,664            519,240
                                                                                                                           _______

Total Non-Agency Collateralized Mortgage Obligations (cost $22,169,833)                                                 21,964,416
                                                                                                                        __________

Regional Agencies - 3.53% |

Australia - 3.53%
New South Wales Treasury
     5.50% 8/1/14                                                                    AUD             10,502,000          7,663,070
     5.50% 3/1/17                                                                    AUD              2,600,000          1,895,305
     6.00% 5/1/12                                                                    AUD              3,781,000          2,824,350
Queensland Treasury 6.00% 10/14/15                                                   AUD              3,775,000          2,865,306
                                                                                                                         _________

Total Regional Agency (cost $15,453,763)                                                                                15,248,031
                                                                                                                        __________

Regional Authorities - 0.19% |

Canada - 0.19%
Ontario Province
     1.875% 1/25/10                                                                  JPY             20,000,000            174,880
     4.50% 3/8/15                                                                    CAD                366,000            334,071
     5.375% 12/2/12                                                                  CAD                332,000            317,740
                                                                                                                           _______

Total Regional Authorities (cost $808,450)                                                                                 826,691
                                                                                                                           _______


<< Senior Secured Loans - 1.26%

@ Avis Capital Rental 6.35% 4/19/12                                                   USD               127,214            126,578
@ AWAS Capital Tranche B 9.352% 3/21/13                                                                 490,027            493,702
@ Georgia Pacific Loan
     Tranche B 6.687% 12/20/12                                                                          992,500            992,500
     Tranche C 7.696% 12/23/13                                                                          800,000            810,000
@ Healthsouth 8.15% 3/10/13                                                                           1,197,000          1,204,482
LA Petite 2nd Lien 12.61% 2/17/13                                                                       200,000            202,500
@ United Airlines Bank Loan Tranche B
     8.625% 2/1/12                                                                                      781,075            792,791
     9.188% 2/1/12                                                                                       49,750             50,496
@ Visteon 8.18% 6/13/13                                                                                 200,000            200,125
@ Windstream Term Loan B 7.26% 7/17/13                                                                  585,000            587,925
                                                                                                                           _______

Senior Secured Loans (cost $5,449,152)                                                                                   5,461,099
                                                                                                                         _________

Sovereign Agencies - 0.70% |

France - 0.13%
Caisse d'Amortissement de la Dette Sociale 3.625% 4/25/16                            EUR                462,000            576,616
                                                                                                                           _______

                                                                                                                           576,616
                                                                                                                           _______
Japan - 0.57%
Development Bank of Japan 1.70% 9/20/22                                              JPY            172,000,000          1,409,254
Japan Finance Corporation for Municipal Enterprises 2.00% 5/9/16                     JPY            120,000,000          1,047,914
                                                                                                                         _________

                                                                                                                         2,457,168
                                                                                                                         _________

Total Sovereign Agencies (cost $3,064,344)                                                                               3,033,784
                                                                                                                         _________

Sovereign Debt - 14.08% |

Argentina - 0.33%
Republic of Argentina
   ~ 5.59% 8/3/12                                                                    USD                945,000            654,771
     8.28% 12/31/33                                                                  USD                823,246            792,375
                                                                                                                           _______

                                                                                                                         1,447,146
                                                                                                                         _________
Austria - 0.22%
Republic of Austria 5.25% 1/4/11                                                     EUR                715,000            964,120
                                                                                                                           _______

                                                                                                                           964,120
                                                                                                                           _______
Brazil - 1.72%
Federal Republic of Brazil
     6.00% 8/15/10                                                                   BRL              5,178,533          2,141,363
     8.00% 1/15/18                                                                   USD                899,000            989,799
     8.25% 1/20/34                                                                   USD                264,000            304,260
     8.75% 2/4/25                                                                    USD                819,000            977,477
     12.50% 1/5/16                                                                   BRL                818,000            379,966
     12.50% 1/5/22                                                                   BRL              2,936,000          1,357,040
# Federal Republic of Brazil 144A 6.00% 8/15/10                                      BRL              3,125,335          1,292,349
                                                                                                                         _________

                                                                                                                         7,442,254
                                                                                                                         _________
Colombia - 0.84%
Republic of Colombia
     7.375% 1/27/17                                                                  USD                665,000            694,925
     7.375% 9/18/37                                                                  USD                810,000            822,150
     9.75% 4/9/11                                                                    USD                159,135            173,854
     12.00% 10/22/15                                                                 COP          4,016,000,000          1,926,882
                                                                                                                         _________

                                                                                                                         3,617,811
                                                                                                                         _________
Dominican Republic - 0.10%
# Dominican Republic 144A 8.625% 4/20/27                                             USD                404,000            436,320
                                                                                                                           _______

                                                                                                                           436,320
                                                                                                                           _______
El Salvador - 0.08%
Republic of El Salvador 7.65% 6/15/35                                                USD                325,000            350,350
                                                                                                                           _______

                                                                                                                           350,350
                                                                                                                           _______
France - 0.72%
French Treasury Note 2.75% 3/12/08                                                   EUR              1,605,000          2,010,755
Government of France 4.00% 4/25/55                                                   EUR                842,000          1,093,145
                                                                                                                         _________

                                                                                                                         3,103,900
                                                                                                                         _________
Germany - 1.32%
Deutschland Republic
     4.75% 7/4/08                                                                    EUR              1,684,000          2,176,513
     6.25% 1/4/24                                                                    EUR              1,277,000          2,097,782
Deutschland Republic Inflation Linked 1.50% 4/15/16                                  EUR              1,155,218          1,445,195
                                                                                                                         _________

                                                                                                                         5,719,490
                                                                                                                         _________
Indonesia - 0.12%
# Republic of Indonesia 144A 6.875% 3/9/17                                           USD                500,000            513,750
                                                                                                                           _______

                                                                                                                           513,750
                                                                                                                           _______


Japan - 1.49%
Japan Government
     5 yr Bond 1.50% 6/20/11                                                         JPY            138,000,000          1,190,872
     10 yr Bond 1.90% 6/20/16                                                        JPY            239,450,000          2,072,171
     20 yr Bond 2.30% 6/20/26                                                        JPY            249,250,000          2,158,679
Japanese Government CPI Linked Bond 0.80% 3/10/16                                    JPY            121,342,200          1,005,047
                                                                                                                         _________

                                                                                                                         6,426,769
                                                                                                                         _________
Malaysia - 0.30%
Malaysian Government
     3.756% 4/28/11                                                                  MYR              2,763,000            743,384
     7.00% 3/15/09                                                                   MYR              1,954,000            565,681
                                                                                                                           _______

                                                                                                                         1,309,065
                                                                                                                         _________
Mexico - 0.73%
Mexican Government
     5.625% 1/15/17                                                                  USD                550,000            544,775
     6.625% 3/3/15                                                                   USD                251,000            267,315
     9.00% 12/20/12                                                                  MXN             13,293,000          1,258,510
     10.00% 12/5/24                                                                  MXN             10,475,000          1,086,801
                                                                                                                         _________

                                                                                                                         3,157,401
                                                                                                                         _________
Norway - 1.29%
Norwegian Government
     5.00% 5/15/15                                                                   NOK              8,129,000          1,325,409
     6.00% 5/16/11                                                                   NOK             17,791,000          2,954,564
     6.50% 5/15/13                                                                   NOK              7,500,000          1,312,576
                                                                                                                         _________

                                                                                                                         5,592,549
                                                                                                                         _________
Panama - 0.22%
Republic of Panama
     7.125% 1/29/26                                                                  USD                499,000            525,198
     7.25% 3/15/15                                                                   USD                390,000            418,275
                                                                                                                           _______

                                                                                                                           943,473
                                                                                                                           _______
Peru - 0.12%
Republic of Peru 8.75% 11/21/33                                                      USD                430,000            528,900
                                                                                                                           _______

                                                                                                                           528,900
                                                                                                                           _______
Philippines - 0.31%
Republic of Philippines 8.25% 1/15/14                                                USD                710,000            776,563
# Republic of Philippines 144A 8.75% 10/7/16                                         USD                480,000            544,800
                                                                                                                           _______

                                                                                                                         1,321,363
                                                                                                                         _________
Poland - 0.62%
Poland Government
     6.00% 11/24/10                                                                  PLN              4,031,000          1,318,830
     6.25% 10/24/15                                                                  PLN              4,057,000          1,365,800
                                                                                                                         _________

                                                                                                                         2,684,630
                                                                                                                         _________
Republic of Korea - 0.32%
Government of South Korean 4.83% 5/10/08                                             KRW          1,309,000,000          1,388,160
                                                                                                                         _________

                                                                                                                         1,388,160
                                                                                                                         _________
Sweden - 1.22%
Sweden Government
     1.00% 4/1/12                                                                    SEK             10,275,000          1,375,598
     3.00% 7/12/16                                                                   SEK              7,485,000            967,559
     5.00% 12/1/20                                                                   SEK              4,450,000            697,175
     5.50% 10/8/12                                                                   SEK             10,770,000          1,619,287
Swedish Export Credit 10.50% 9/30/15                                                 TRY              1,250,000            632,222
                                                                                                                           _______

                                                                                                                         5,291,841
                                                                                                                         _________
Turkey - 0.22%
Republic of Turkey
     7.00% 9/26/16                                                                   USD                610,000            600,850
     7.25% 3/15/15                                                                   USD                354,000            357,540
                                                                                                                           _______

                                                                                                                           958,390
                                                                                                                           _______
United Kingdom - 0.96%
U.K. Treasury
     4.25% 3/7/11                                                                    GBP                640,000          1,176,038
     4.75% 3/7/20                                                                    GBP                358,000            690,431
     5.00% 3/7/12                                                                    GBP                153,000            291,146
     5.75% 12/7/09                                                                   GBP                340,000            654,643
     8.00% 6/7/21                                                                    GBP                277,000            714,644
     9.00% 7/12/11                                                                   GBP                282,000            624,128
                                                                                                                           _______

                                                                                                                         4,151,030
                                                                                                                         _________
Uruguay - 0.14%
Republic of Uruguay
     7.625% 3/21/36                                                                  USD                326,000            326,815
     8.00% 11/18/22                                                                  USD                270,000            286,200
                                                                                                                           _______

                                                                                                                           613,015
                                                                                                                           _______


Venezuela - 0.69%
Venezuela Government
     5.75% 2/26/16                                                                   USD              1,316,000          1,208,088
     6.00% 12/9/20                                                                   USD              1,037,000            932,782
     9.375% 1/13/34                                                                  USD                660,000            817,410
                                                                                                                           _______

                                                                                                                         2,958,280
                                                                                                                         _________

Total Sovereign Debt (cost $61,122,015)                                                                                 60,920,007
                                                                                                                        __________

Supranational Banks - 1.88%

Asia Development Bank 0.50% 10/9/12                                                  AUD                759,000            411,242
European Investment Bank
     1.40% 6/20/17                                                                   JPY            255,000,000          2,104,570
     4.00% 10/15/37                                                                  EUR              2,266,000          2,840,619
     4.25% 12/7/10                                                                   GBP                616,000          1,122,381
Inter-American Development Bank 1.90% 7/8/09                                         JPY            150,000,000          1,308,899
^ International Bank for Reconstruction & Development 7.041% 8/20/07                 NZD                565,000            346,346
                                                                                                                           _______

Total Supranational Banks (cost $8,070,962)                                                                              8,134,057
                                                                                                                         _________

U.S. Treasury Obligations - 7.20%

U.S. Treasury Bond 4.50% 2/15/36                                                     USD                300,000            287,555
U.S. Treasury Inflation Index Notes
     2.00% 1/15/26                                                                                      517,726            496,694
     2.375% 4/15/11                                                                                     102,516            102,656
  oo 3.00% 7/15/12                                                                                      237,657            246,653
U.S. Treasury Notes
     4.50% 9/30/11                                                                                    7,550,000          7,523,462
     4.625% 8/31/11                                                                                   4,682,000          4,688,588
     4.875% 8/31/08                                                                                     150,000            150,463
  oo 4.875% 8/15/09                                                                                     295,000            297,097
     4.875% 8/15/16                                                                                  15,838,000         16,142,390
^ U.S. Treasury Strip 4.834% 11/15/13                                                                 1,690,000          1,221,704
                                                                                                                         _________

Total U.S. Treasury Obligations (cost $30,939,256)                                                                      31,157,262
                                                                                                                        __________
                                                                                                      Number of
                                                                                                      Shares
Common Stock - 0.04%

+ Charter Communications Class A                                                                          5,800              8,816
+ Foster Wheeler                                                                                          1,044             40,288
+ Mirant                                                                                                  5,025            137,233
                                                                                                                           _______

Total Common Stock (cost $131,043)                                                                                         186,337
                                                                                                                           _______

Preferred Stock - 0.00%

Nexen 7.35%                                                                                                 200              5,140
                                                                                                                             _____

Total Preferred Stock (cost $5,290)                                                                                          5,140
                                                                                                                             _____

Warrants - 0.14%

+ Argentina GDP Linked, expiration date 12/15/35                                                      6,257,000            613,186
                                                                                                                           _______

Total Warrants (cost $488,972)                                                                                             613,186
                                                                                                                           _______
                                                                                                      Principal
                                                                                                      Amount o
Repurchase Agreements - 16.00%

With BNP Paribas 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $38,278,943,
collateralized by $18,214,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $17,789,744,
$8,702,000 U.S. Treasury Notes 2.75%
due 8/15/07, market value $8,569,169
and $12,750,000 U.S. Treasury Notes 3.875%
due 5/15/09, market value $12,696,730)                                               USD             38,263,000         38,263,000

With Cantor Fitzgerald 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $15,488,451,
collateralized by $11,640,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $11,267,108
and $4,554,000 U.S. Treasury Notes 4.00%
due 6/15/09, market value $4,533,759)                                                                15,482,000
                                                                                                     15,482,000



With UBS Warburg 4.98% 10/2/06
(dated 9/29/06, to be repurchased at $15,488,425,
collateralized by $15,482,000 U.S. Treasury Bills
due 3/1/07, market value $15,799,711)                                                                15,482,000         15,482,000
                                                                                                                        __________

Total Repurchase Agreements (cost $69,227,000)                                                                          69,227,000
                                                                                                                        __________

Total Market Value of Securities - 107.81%
     (cost $463,999,289)                                                                                               466,424,859

Liabilities Net of Receivables and Other Assets (See Notes) - (7.81%) ::                                               (33,775,325)
                                                                                                                        __________

Net Assets Applicable to 45,362,732 Shares Outstanding - 100.00%                                                       $432,649,534
                                                                                                                       ___________


 o Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
COP - Colombian Peso
EUR - European Monetary Unit
GBP - British Pound Sterling
ISK - Iceland Krona
JPY - Japanese Yen
KRW - South Korean Won
MYR - Malaysia Ringgit
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
RUB - Russian Ruble
SEK - Swedish Krona
TRY - Turkish Lira
USD - United States Dollar
ZAR - South African Rand

 # Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2006, the aggregate amount of Rule 144A securities equaled $46,679,361, which represented 10.79% of the Series' net assets. See Note 6 in
   "Notes."

 ~ Variable rate security. The interest rate shown is the rate as of September 30, 2006.

 ^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

++ Non-income producing security. Security is currently in default.

 @ Illiquid security. At September 30, 2006, the aggregate amount of illiquid securities equaled $6,397,459, which represented
   1.48% of the Series' net assets. See Note 6 in "Notes."

 { Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

 ; Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at September
   30, 2006.

oo Fully or partially pledged as collateral for financial futures contracts.

 } Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.

 / Pass-Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

 + Non-income producing security for the period ended September 30, 2006.

<< Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the
   certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

 | Securities have been classified by country of origin.

:: Of this amount, $48,993,120 represents payable for securities purchased as of September 30, 2006.


Summary of Abbreviations:

AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
CPI - Consumer Price Index
CPN - Coupon
FGIC - Insured by the Financial Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FSA - Insured by Financial Security Assurance
GDP - Gross Domestic Product
PIK - Pay-in-Kind
REIT - Real Estate Investment Trust
S.F. - Single Family
TBA - To be Announced
yr - Year

 The following foreign currency exchange contracts, futures contracts, and swap agreements were outstanding at September 30, 2006:


Foreign Currency Exchange Contracts (1)

                                                                                          Unrealized
                                                                                        Appreciation
Contracts to Receive (Deliver)             In Exchange For      Settlement Date       (Depreciation)
______________________________             _______________      _______________       _____________

AUD    1,000,000                            JPY (86,994,000)       10/27/06              $  5,131
AUD  (19,735,520)                           USD  14,841,698        10/27/06               143,001
EUR    3,173,798                            GBP  (2,126,000)       10/27/06                48,761
EUR      511,938                            ISK (46,100,000)       10/27/06                (3,174)
EUR       28,986                            JPY  (4,536,000)       10/27/06                   250
EUR    1,089,695                            NOK  (8,989,000)       10/27/06                 4,237
EUR    1,073,816                            NZD  (2,119,000)       10/27/06               (17,304)
EUR      520,000                            PLN  (2,073,162)       10/27/06                (2,647)
EUR     (923,000)                           USD   1,174,351        10/27/06                 2,095
GBP     (636,360)                           USD   1,188,065        10/27/06                (3,874)
JPY   71,200,000                            CAD    (682,895)       10/27/06                (6,097)
JPY  476,254,548                            EUR  (3,199,620)       10/27/06               (16,293)
JPY   99,257,014                            NZD  (1,304,400)        12/1/06                  (582)
NOK    5,304,200                            SEK  (5,911,000)       10/27/06                 5,776
NZD    1,200,000                            JPY (91,914,000)       10/27/06                   642
SEK    5,291,074                            EUR    (569,000)       10/27/06                   933
ZAR    3,969,966                            CAD    (572,000)       10/27/06                (3,603)
                                                                                         ________

                                                                                         $157,252
                                                                                         ========


Futures Contracts (2)

                                                                                                          Unrealized
Contracts                                  Notional               Notional                              Appreciation
to Buy (Sell)                              Cost (Proceeds)         Value          Expiration Date     (Depreciation)
_______________________                    ______________        _________        _______________      ____________

662  U.S. Treasury 5 year Notes             $69,634,664         $69,851,344             1/4/07          $ 216,680
 76  U.S. Treasury 10 year Notes              8,128,856           8,212,750           12/19/06             83,894
(17) U.S. Treasury Long Bond                 (1,890,520)         (1,910,906)          12/29/06            (20,386)
                                                                                                        _________

                                                                                                        $(280,188)
                                                                                                        =========



The use of futures contracts involves elements of market risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.



Swap Agreements (3)


                                                                                                            Unrealized
Notional Amount              Expiration Date                       Description                            Appreciation
_______________              _______________                       ___________                            ____________

$2,380,000                        2/1/07              Agreement with State Street                            $38,713
                                                      to receive the notional amount multiplied by the
                                                      return on the Lehman Brothers Commercial
                                                      MBS Index AAA and to pay the notional
                                                      amount multiplied by the 6 month BBA LIBOR
                                                      adjusted by a spread of plus 0.05%.



Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Series (as defined below) terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements.
This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related unrealized amounts shown above.


(1) See Note 3 in "Notes."
(2) See Note 4 in "Notes."
(3) See Note 5 in "Notes."

_______________________________________________________________________________________________________________________



Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust - Delaware VIP Diversified Income Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:



Cost of investments                      $464,676,855
                                         ____________


Aggregate unrealized appreciation           5,363,575

Aggregate unrealized depreciation          (3,615,571)
                                         ____________

Net unrealized appreciation              $  1,748,004
                                         ____________

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $682,113 may be carried forward and applied against future capital gains. These capital loss carryforwards expire in 2013.

3. Foreign Exchange Contracts

The Series may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Futures Contracts

The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Swap Agreements

During the period ended September 30, 2006, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

6. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.


The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standards & Poor's Ratings Group and/or Ba or lower by Moody's Investors Services, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to the Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of Investments.

Schedule of Investments (Unaudited)


Delaware VIP Trust-Delaware VIP Emerging Markets Series
_______________________________________________________

September 30, 2006


                                                                                                     Number of         Market
                                                                                                     Shares            Value
                                                                                                                       (U.S.$)
Common Stock - 84.19% |

Brazil - 8.57%
AES Tiete                                                                                            42,200,000        $ 1,094,423
Companhia de Concessoes Rodoviarias                                                                     398,800          3,851,634
Companhia Siderurgica Nacional                                                                           77,400          2,198,105
Companhia Vale do Rico Doce ADR                                                                         169,000          3,128,190
CPFL Energia                                                                                            101,100          1,301,906
+ CPFL Energia ADR                                                                                       33,700          1,295,091
Petroleo Brasileiro ADR                                                                                  81,200          6,077,008
Votorantim Celulose e Papel ADR                                                                         296,400          5,021,016
                                                                                                                         _________

                                                                                                                        23,967,373
                                                                                                                        __________
Chile - 1.85%
Banco Santander ADR                                                                                      77,900          3,524,975
+ Inversiones Aguas Metropolitanas                                                                      237,618            261,953
+# Inversiones Aguas Metropolitanas 144A ADR                                                             62,917          1,381,141
                                                                                                                         _________

                                                                                                                         5,168,069
                                                                                                                         _________
China - 7.12% H
+ China Merchants Bank                                                                                   91,000            128,254
China Merchants Holdings International                                                                  544,000          1,595,554
China Shipping Development                                                                            3,804,000          3,632,785
China Telecom                                                                                        11,958,000          4,328,464
China Unicom                                                                                          1,382,000          1,362,372
+ COSCO Holdings                                                                                      1,007,500            462,972
Fountain Set Holdings                                                                                 3,026,000            815,670
Guangshen Railway                                                                                     3,020,000          1,283,102
Johnson Electric Holdings                                                                               756,000            660,838
+ Mindray Medical Intternational ADR                                                                     42,800            714,332
Texwinca                                                                                              2,522,000          1,647,742
Weiqiao Textile                                                                                         211,500            280,167
Zhejiang Expressway                                                                                   4,510,000          2,992,908
                                                                                                                         _________

                                                                                                                        19,905,160
                                                                                                                        __________
Czech Republic - 0.59%
Komercni Banka                                                                                           11,142          1,653,110
                                                                                                                         _________

                                                                                                                         1,653,110
                                                                                                                         _________
Egypt - 0.76%
MobiNil-Egyptian Mobile Services                                                                         75,034          2,121,082
                                                                                                                         _________

                                                                                                                         2,121,082
                                                                                                                         _________
Hungary - 2.35%
Matav Telekom Telecommunications                                                                        570,900          2,296,772
OTP Bank                                                                                                135,652          4,277,574
                                                                                                                         _________

                                                                                                                         6,574,346
                                                                                                                         _________
Indonesia - 1.65%
Bank Mandiri Persero                                                                                 10,291,820          2,599,590
Gudang Garam                                                                                            170,000            191,152
Telekomunikasi Indonesia                                                                              1,976,500          1,814,443
                                                                                                                         _________

                                                                                                                         4,605,185
                                                                                                                         _________
Israel - 3.71%
Bank Hapoalim                                                                                         1,089,973          5,150,794
Bezeq Israeli Telecommunication                                                                       1,679,777          2,101,575
Israel Chemicals                                                                                        642,438          3,132,934
                                                                                                                         _________

                                                                                                                        10,385,303
                                                                                                                        __________
Kazakhstan - 0.74%
=+ KazMunaiGas Exploration Production GDR                                                               142,186          2,081,603
                                                                                                                         _________

                                                                                                                         2,081,603
                                                                                                                         _________
Malaysia - 6.12%
Hong Leong Bank                                                                                       2,375,900          3,446,601
Maxis Communications                                                                                  1,678,007          4,049,420
MISC - Foreign                                                                                        1,365,312          3,183,754
PLUS Expressways                                                                                      2,763,000          2,097,722
Public Bank                                                                                             453,700            842,691




Public Bank - Foreign                                                                                 1,008,400          1,831,963
Tanjong                                                                                                 489,210          1,671,379
                                                                                                                         _________

                                                                                                                        17,123,530
                                                                                                                        __________
Mexico - 6.80%
Cemex de C.V.                                                                                           142,674            430,572
Cemex de C.V. ADR                                                                                       106,990          3,218,259
+ Grupo Aeroportuario del Pacifico de C.V. ADR                                                           66,600          2,264,400
Grupo Aeroportuario del Sureste de C.V. ADR                                                              43,000          1,604,330
Grupo Modelo Series C                                                                                   841,100          3,671,326
Grupo Televisa ADR                                                                                      169,500          3,603,570
Kimberly-Clark de Mexico de C.V.                                                                      1,048,600          4,244,186
                                                                                                                         _________

                                                                                                                        19,036,643
                                                                                                                        __________
Panama - 0.63%
Banco Latinoamericano Export                                                                            112,900          1,763,498
                                                                                                                         _________

                                                                                                                         1,763,498
                                                                                                                         _________
Philippines - 0.85%
Philippine Long Distance Telephone ADR                                                                   54,700          2,382,732
                                                                                                                         _________

                                                                                                                         2,382,732
                                                                                                                         _________
Poland - 2.51%
Bank Pekao                                                                                               69,235          4,315,850
Telekomunikacja Polska                                                                                  423,692          2,693,933
                                                                                                                         _________

                                                                                                                         7,009,783
                                                                                                                         _________
Republic of Korea - 9.56%
Cheil Industries                                                                                         28,260          1,226,035
Daelim Industrial                                                                                        50,201          3,422,075
GS Engineering & Construction                                                                            28,910          2,022,663
Kookmin Bank                                                                                             66,474          5,240,926
Korea Electric Power                                                                                     62,730          2,443,038
Korea Gas                                                                                                83,440          3,346,598
KT                                                                                                      112,200          4,838,051
KT ADR                                                                                                   12,627            271,102
KT&G                                                                                                     21,918          1,331,945
Samsung Electronics                                                                                       3,725          2,614,038
                                                                                                                         _________

                                                                                                                        26,756,471
                                                                                                                        __________
Russia - 3.03%
LUKOIL ADR                                                                                               27,664          2,107,997
Mobile Telesystems ADR                                                                                  104,800          3,958,295
NovaTek OAO GDR                                                                                          47,545          2,401,023
                                                                                                                         _________

                                                                                                                         8,467,315
                                                                                                                         _________
South Africa - 7.74%
African Bank Investments                                                                                458,870          1,302,219
Alexander Forbes                                                                                      1,074,592          2,207,829
Aspen Pharmacare                                                                                        200,774            897,199
Barloworld                                                                                               41,339            687,435
Liberty Group                                                                                           101,988            961,274
Mittal Steel South Africa                                                                               164,862          1,661,851
Remgro                                                                                                  136,101          2,691,435
Sasol                                                                                                   109,913          3,613,190
Standard Bank Group                                                                                     320,169          3,199,018
Steinhoff International Holdings                                                                        418,714          1,350,101
Telkom                                                                                                  124,972          2,158,425
Tiger Brands                                                                                             49,997            908,453
                                                                                                                           _______

                                                                                                                        21,638,429
                                                                                                                        __________
Taiwan - 11.35%
Asustek Computer                                                                                      1,526,346          3,581,912
Cathay Financial Holding                                                                                458,000            917,107
Chunghwa Telecom                                                                                      3,270,120          5,422,220
Formosa Chemicals & Fibre                                                                               390,000            577,167
Lite-On Technology                                                                                    3,569,462          4,403,882
Mega Financial Holding                                                                                5,787,000          4,098,616
Pihsiang Machinery Manufacturing                                                                        150,954            305,464
President Chain Store                                                                                 1,796,243          3,868,080
Synnex Technology International                                                                         977,160            870,620
Taiwan Semiconductor Manufacturing                                                                    3,961,342          7,142,621
+ United Microelectronics                                                                             1,025,000            574,260
                                                                                                                           _______

                                                                                                                        31,761,949
                                                                                                                        __________
Thailand - 5.73%
Advanced Info Service                                                                                 1,357,200          3,251,643
Kasikornbank - Foreign                                                                                  194,537            357,329
Kasikornbank NVDR                                                                                     1,200,363          2,140,937




Land & Houses NVDR                                                                                   14,255,000          2,751,197
Siam Cement NVDR                                                                                      1,012,700          6,416,148
Siam City Bank - Foreign Registered                                                                   2,104,500          1,114,855
                                                                                                                         _________

                                                                                                                        16,032,109
                                                                                                                        __________
Turkey - 2.53%
Akbank                                                                                                  508,263          2,600,883
Tofas Turk Otomobil Fabrikasi                                                                           478,200          1,281,936
+ Turk Sise ve Cam Fabrikalar                                                                           366,957          1,182,404
Turkiye Is Bankasi                                                                                      376,310          2,000,195
                                                                                                                         _________

                                                                                                                         7,065,418
                                                                                                                         _________

Total Common Stock (cost $217,190,721)                                                                                 235,499,108
                                                                                                                       ___________

Preferred Stock - 6.78%

Brazil - 3.26%
AES Tiete                                                                                            54,200,000          1,433,302
Companhia Vale do Rio Doce                                                                              163,840          3,029,120
Investimentos Itau                                                                                      843,628          3,464,760
Ultrapar Participacoes                                                                                   67,270          1,188,018
                                                                                                                         _________

                                                                                                                         9,115,200
                                                                                                                         _________
Republic of Korea - 3.52%
Hyundai Motor                                                                                            73,830          3,854,582
Samsung Electronics                                                                                      11,414          5,995,310
                                                                                                                         _________

                                                                                                                         9,849,892
                                                                                                                         _________

Total Preferred Stock (cost $14,033,236)                                                                                18,965,092
                                                                                                                        __________

                                                                                                     Principal
                                                                                                     Amount

Repurchase Agreements - 8.74%

With BNP Paribas 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $13,521,632,
collateralized by $6,434,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $6,284,114,
$3,074,000 U.S. Treasury Notes 2.75% due 8/15/07,
market value $3,027,005 and $4,504,000
U.S. Treasury Notes 3.875% due 5/15/09,
market value $4,485,040)                                                                            $13,516,000          13,516,000

With Cantor Fitzgerald 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $5,471,279,
collateralized by $4,112,000 U.S. Treasury
Notes 3.375% due 9/15/09, market value
$3,980,035 and $1,608,000 U.S. Treasury Notes
4.00% due 6/15/09, market value $1,601,522)                                                           5,469,000          5,469,000

With UBS Warburg 4.98% 10/2/06
(dated 9/29/06, to be repurchased at $5,471,270,
collateralized by $5,695,000 U.S. Treasury Bills
due 3/1/07, market value $5,581,148)                                                                  5,469,000          5,469,000
                                                                                                                         _________

Total Repurchase Agreements (cost $24,454,000)                                                                          24,454,000
                                                                                                                        __________

Total Market Value of Securities - 99.71%
     (cost $255,677,957)                                                                                               278,918,200

Receivables and Other Assets Net of Liabilities (See Notes) - 0.29%                                                        822,856
                                                                                                                           _______

Net Assets Applicable to 14,891,414 Shares Outstanding - 100.00%                                                      $279,741,056
                                                                                                                      ____________

 + Non-income producing security for the period ended September 30, 2006.

 # Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2006, the aggregate amount of Rule 144A securities equaled $1,381,141, which represented 0.49% of the Series' net assets. See Note 4 in
   "Notes."

 = Security is being fair valued in accordance with the Series' fair valuation policy. At September 30, 2006, the aggregate amount of fair valued securities equaled $2,081,603, which represented 0.74% of the Series' net assets. See Note 1 in "Notes."

 | Securities have been classified by country of origin.

 H Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.


Summary of Abbreviations:

ADR - American Depositary Receipts
GDR - Global Depositary Receipts
NVDR - Non-Voting Depositary Receipts

__________________________________________________________________________________________________________________________________


Notes


1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Emerging Markets Series (the "Series").


Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:


Cost of investments                     $255,935,918
                                        ____________

Aggregate unrealized appreciation         31,160,224
Aggregate unrealized depreciation         (8,177,942)
                                        ____________

Net unrealized appreciation             $ 22,982,282
                                        ____________


3. Foreign Currency Exchange Contracts

The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No forward foreign currency exchange contracts were outstanding at September 30, 2006.

4. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At September 30, 2006, no securities have been determined to be illiquid under the Series' Liquidity Procedures. Rule 144A securities have been identified on the Schedule of Investments.

Delaware VIP Trust-Delaware VIP Global Bond Series


September 30, 2006


                                                                                                     Principal         Market
                                                                                                     Amount o          Value
                                                                                                                       (U.S. $)
Corporate Bonds - 8.78%

Banking & Finance - 7.88%
ASIF III 0.95% 7/15/09                                                              JPY               3,000,000            $25,392
Citigroup 0.80% 10/30/08                                                            JPY               1,000,000              8,478
Ford Motor Credit 5.75% 1/12/09                                                     EUR                  55,000             67,832
GE Capital UK Funding 4.625% 1/18/16                                                GBP                  20,000             35,854
General Motors Acceptance Corporation 7.50% 12/1/06                                 NZD                  74,000             48,036
General Motors Acceptance International Finance 4.125% 2/6/07                       EUR                  50,000             63,289
Residential Capital
     5.125% 5/17/12                                                                 EUR                  93,000            119,155
     6.375% 5/17/13                                                                 GBP                  50,000             94,716
                                                                                                                            ______

                                                                                                                           462,752
                                                                                                                           _______
Consumer Non-Cyclical - 0.45%
Procter & Gamble 2.00% 6/21/10                                                      JPY               3,000,000             26,265
                                                                                                                            ______

                                                                                                                            26,265
                                                                                                                            ______
Utilities - 0.45%
Hydro Quebec 10.50% 10/15/21                                                        CAD                  18,000             26,375
                                                                                                                            ______

                                                                                                                            26,375
                                                                                                                            ______

Total Corporate Bonds (cost $512,517)                                                                                      515,392
                                                                                                                           _______

Foreign Agencies - 11.13%

Austria - 0.45%
Oesterreichesche Kontrollbank 1.80% 3/22/10                                         JPY               3,000,000             26,198
                                                                                                                            ______

                                                                                                                            26,198
                                                                                                                            ______

Germany - 10.68%
KFW
     1.75% 3/23/10                                                                  JPY               5,000,000             43,592
     3.50% 7/4/21                                                                   EUR                 156,000            187,492
     4.75% 12/7/10                                                                  GBP                  22,000             40,784
     4.95% 10/14/14                                                                 CAD                  32,000             29,847
     8.25% 9/20/07                                                                  ISK              12,000,000            164,484
Rentenbank 1.375% 4/25/13                                                           JPY              19,000,000            160,927
                                                                                                                           _______

                                                                                                                           627,126
                                                                                                                           _______

Total Foreign Agencies (cost $669,773)                                                                                     653,324
                                                                                                                           _______

Regional Agency - 0.38%

Australia - 0.38%
New South Wales Treasury 6.00% 5/1/12                                               AUD                  30,000             22,410
                                                                                                                            ______

Total Regional Agency (cost $23,084)                                                                                        22,410
                                                                                                                            ______

Regional Authorities- 0.84%

Canada - 0.84%
Ontario Province
     4.50% 3/8/15                                                                   CAD                  28,000             25,558
     5.375% 12/2/12                                                                 CAD                  25,000             23,926
                                                                                                                            ______

Total Regional Authorities (cost $47,599)                                                                                   49,484
                                                                                                                            ______

Sovereign Agencies - 13.95%

France - 1.28%
Caisse d'Amortissement de la Dette Sociale 3.625% 4/25/16                           EUR                  60,000             74,885
                                                                                                                            ______

                                                                                                                            74,885
                                                                                                                            ______
Japan - 2.46%
Development Bank of Japan 1.70% 9/20/22                                             JPY               7,000,000             57,353
Japan Finance Corporation for Municipal Enterprises 2.00% 5/9/16                    JPY              10,000,000             87,327
                                                                                                                            ______

                                                                                                                           144,680
                                                                                                                           _______
United States - 10.21%
Fannie Mae
     6.00% 5/15/11                                                                  USD                  95,000             99,342
     6.375% 8/15/07                                                                 AUD                  22,000             16,406
Freddie Mac 5.75% 3/15/09                                                           USD                 475,000            483,909
                                                                                                                           _______

                                                                                                                           599,657
                                                                                                                           _______

Total Sovereign Agencies (cost $842,508)                                                                                   819,222
                                                                                                                           _______

Sovereign Debt - 36.88%

Austria - 3.44%
Republic of Austria 5.25% 1/4/11                                                    EUR                 150,000            202,263
                                                                                                                           _______

                                                                                                                           202,263
                                                                                                                           _______




France - 3.31%
France Government O.A.T 4.00% 4/25/55                                               EUR                  52,000             67,510
French Treasury Note 2.75% 3/12/08                                                  EUR                 101,000            126,534
                                                                                                                           _______

                                                                                                                           194,044
                                                                                                                           _______
Germany - 6.48%
Deutschland Republic
     4.75% 7/4/08                                                                   EUR                 101,000            130,539
     6.25% 1/4/24                                                                   EUR                  99,000            162,632
Deutschland Republic Inflation Linked 1.50% 4/15/16                                 EUR                  70,017             87,592
                                                                                                                            ______

                                                                                                                           380,763
                                                                                                                           _______
Japan - 5.38%
Japan Government
     5 yr. Bond 1.50% 6/20/11                                                       JPY               6,000,000             51,777
     10 yr. Bond 1.90% 6/20/16                                                      JPY              14,950,000            129,375
     20 yr. Bond 2.30% 6/20/26                                                      JPY              15,550,000            134,674
                                                                                                                           _______

                                                                                                                           315,826
                                                                                                                           _______
Norway - 6.34%
Norwegian Government
     5.00% 5/15/15                                                                  NOK                 500,000             81,523
     6.00% 5/16/11                                                                  NOK               1,250,000            207,589
     6.50% 5/15/13                                                                  NOK                 476,000             83,305
                                                                                                                            ______

                                                                                                                           372,417
                                                                                                                           _______
Poland - 3.13%
Poland Government
     6.00% 11/24/10                                                                 PLN                 304,000             99,460
     6.25% 10/24/15                                                                 PLN                 250,000             84,163
                                                                                                                            ______

                                                                                                                           183,623
Sweden - 6.54%
Sweden Government
     1.00% 4/1/12                                                                   SEK               1,630,000            218,220
     5.00% 12/1/20                                                                  SEK                 335,000             52,484
     5.50% 10/8/12                                                                  SEK                 755,000            113,516
                                                                                                                           _______

                                                                                                                           384,220
                                                                                                                           _______
United Kingdom - 2.26%
U.K. Treasury
     4.75% 3/7/20                                                                   GBP                  15,000             28,929
     5.00% 3/7/12                                                                   GBP                  15,000             28,544
     8.00% 6/7/21                                                                   GBP                  18,000             46,438
     9.00% 7/12/11                                                                  GBP                  13,000             28,772
                                                                                                                            ______

                                                                                                                           132,683
                                                                                                                           _______

Total Sovereign Debt (cost $2,180,733)                                                                                   2,165,839
                                                                                                                         _________


Supranational Banks - 9.25%

Asia Development Bank 0.50% 10/9/12                                                 AUD                  30,000             16,255
European Investment Bank
     1.40% 6/20/17                                                                  JPY               9,500,000             78,406
     4.00% 10/15/37                                                                 EUR                 166,000            208,094
     4.25% 12/7/10                                                                  GBP                  58,000            105,679
Inter-American Development Bank 1.90% 7/8/09                                        JPY              13,000,000            113,438
^ International Bank for Reconstruction & Development 7.122% 8/20/07                NZD                  35,000             21,455
                                                                                                                            ______

Total Supranational Banks (cost $535,099)                                                                                  543,327
                                                                                                                           _______
U.S. Treasury Obligations - 11.77%

U.S. Treasury Notes
     3.625% 5/15/13                                                                 USD                 230,000            217,386
     4.875% 8/15/16                                                                 USD                 415,000            422,976
^ U.S. Treasury Strip 4.28% 11/15/13                                                USD                  70,000             50,603
                                                                                                                            ______

Total U.S. Treasury Obligations (cost $682,078)                                                                            690,965
                                                                                                                           _______

Repurchase Agreements - 5.47%

With BNP Paribas 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $177,494,
collateralized by $84,460 U.S. Treasury Notes
2.625% due 5/15/08, market value $82,490,
$40,000 U.S. Treasury Notes 2.75% due 8/15/07,
market value $39,735 and
$59,000 U.S. Treasury Notes 3.875%
due 5/15/09, market value $58,874)                                                  USD                 177,420            177,420



With Cantor Fitzgerald 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $71,820,
collateralized by $53,970 U.S. Treasury
Notes 3.375% due 9/15/09, market value $52,245
and $21,110 U.S. Treasury Notes
4.00%due 6/15/09, market value $21,023)                                             USD                  71,790             71,790

With UBS Warburg 4.98% 10/2/06
(dated 9/29/06, to be repurchased at $71,820,
collateralized by $74,760 U.S. Treasury Bills
due 3/1/07, market value $73,262)                                                   USD                  71,790             71,790
                                                                                                                            ______

Total Repurchase Agreements (cost $321,000)                                                                                321,000
                                                                                                                           _______

Total Market Value of Securities - 98.45%
     (cost $5,814,391)                                                                                                   5,780,963

Receivables and Other Assets Net of Liabilities (See Notes) - 1.55%                                                         91,037
                                                                                                                            ______

Net Assets Applicable to 589,647 Shares Outstanding - 100.00%                                                           $5,872,000
                                                                                                                        __________



 o Principal amount shown is stated in the currency in which each foreign bond is denominated.

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - European Monetary Unit
GBP - British Pound Sterling
ISK - Iceland Krona
JPY - Japanese Yen
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
USD - United States Dollar
ZAR - South African Rand

 ^ Zero coupon security. The interest rate shown is the yield at the time of purchase.


O.A.T. - Obligation Assimilable au Tresor (Treasury Obligation)



The following foreign currency exchange contracts were outstanding at September 30, 2006:


Foreign Currency Exchange Contracts (1)
                                                                                                            Unrealized
                                                                                                          Appreciation
Contracts to Receive (Deliver)                 In Exchange For                 Settlement Date           (Depreciation)
_____________________________                  _______________                 _______________           _____________

   EUR         138,835                        GBP     (93,000)                  10/27/06                   $   2,133
   EUR          21,766                        ISK  (1,960,000)                  10/27/06                       (134)
   EUR         303,490                        JPY (45,057,000)                  10/27/06                       2,465
   EUR          12,850                        NOK    (106,000)                  10/27/06                          50
   EUR          70,643                        NZD    (139,000)                  10/27/06                       (876)
   EUR          46,000                        PLN    (183,395)                  10/27/06                       (234)
   EUR         383,000                        USD    (487,341)                  10/27/06                       (912)
   JPY    (25,135,045)                        AUD      286,319                  10/27/06                       (462)
   JPY       5,300,000                        CAD     (50,833)                  10/27/06                       (454)
   JPY     151,813,071                        EUR  (1,020,400)                  10/27/06                     (5,193)
   JPY       3,584,027                        NZD     (47,100)                  12/01/06                        (21)
   JPY       6,801,000                        USD     (57,709)                  10/02/06                       (125)
   NOK         459,440                        SEK    (512,000)                  10/27/06                         500
   NZD          50,000                        JPY  (3,829,750)                  10/27/06                          27
   SEK       1,394,835                        EUR    (150,000)                  10/27/06                         246
   ZAR         298,442                        CAD     (43,000)                  10/27/06                       (271)
                                                                                                           _________

                                                                                                           $ (3,261)
                                                                                                           =========

(1) See Note 3 in "Notes."

_______________________________________________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Global Bond Series (the "Series").

Security Valuation - Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions -Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series was as follows:



Cost of investments                       $5,815,353
                                          __________

Aggregate unrealized appreciation             53,068
Aggregate unrealized depreciation            (87,458)
                                          __________

Net unrealized depreciation               $  (34,390)
                                          __________


3. Foreign Exchange Contracts

The Series may enter into forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts (and forward foreign cross currency exchange contracts) does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At September 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

Delaware VIP Trust - Delaware VIP Growth Opportunities Series


September 30, 2006


                                                                                                     Number of         Market
                                                                                                      Shares           Value
Common Stock- 98.27%

Basic Industry/Capital Goods - 10.52%
Allegheny Technologies                                                                                   19,600         $1,218,924
* Graco                                                                                                  23,700            925,722
JLG Industries                                                                                           39,900            790,419
Joy Global                                                                                               26,000            977,860
+ Mettler-Toledo International                                                                           13,300            879,795
* Trinity Industries                                                                                     16,000            514,720
                                                                                                                           _______

                                                                                                                         5,307,440
                                                                                                                         _________
Business Services - 10.85%
+ Dun & Bradstreet                                                                                       13,500          1,012,365
Expeditors International of Washington                                                                   31,500          1,404,270
+ Fiserv                                                                                                 14,300            673,387
+ Fisher Scientific International                                                                         3,600            281,664
Paychex                                                                                                  23,300            858,605
Robert Half International                                                                                16,400            557,108
+ WESCO International                                                                                    11,800            684,754
                                                                                                                           _______

                                                                                                                         5,472,153
                                                                                                                         _________
Consumer Durables - 1.80%
+ Activision                                                                                             60,100            907,510
                                                                                                                           _______

                                                                                                                           907,510
                                                                                                                           _______
Consumer Non-Durables - 10.93%
American Eagle Outfitters                                                                                20,000            876,600
+ Coach                                                                                                  28,900            994,160
*+ J. Crew Group                                                                                          3,100             93,217
Nordstrom                                                                                                20,800            879,840
Staples                                                                                                  58,900          1,433,037
+ Starbucks                                                                                              19,800            674,190
Whole Foods Market                                                                                        9,500            564,585
                                                                                                                           _______

                                                                                                                         5,515,629
                                                                                                                         _________
Consumer Services - 6.20%
Host Hotels & Resorts                                                                                     8,938            204,948
Marriott International Class A                                                                           37,800          1,460,592
Starwood Hotels & Resorts Worldwide                                                                      16,700            955,073
+ Wynn Resorts                                                                                            7,500            510,075
                                                                                                                           _______

                                                                                                                         3,130,688
                                                                                                                         _________
Energy - 6.95%
Chesapeake Energy                                                                                        27,000            782,460
+ Helix Energy Solutions Group                                                                           17,600            587,840
+ National Oilwell Varco                                                                                 19,700          1,153,435
Smith International                                                                                      25,300            981,640
                                                                                                                           _______

                                                                                                                         3,505,375
                                                                                                                         _________
Financials - 11.12%
*+ Affiliated Managers Group                                                                              8,900            890,979
Colonial BancGroup                                                                                       26,800            656,600
Legg Mason                                                                                                6,400            645,504
Lehman Brothers Holdings                                                                                 13,000            960,180
Nuveen Investments                                                                                       15,600            799,188
PartnerRe                                                                                                 7,900            533,803
*+ Penson Worldwide                                                                                      11,600            208,220
UnumProvident                                                                                            20,900            405,251
Zions Bancorp                                                                                             6,400            510,784
                                                                                                                           _______

                                                                                                                         5,610,509
                                                                                                                         _________
Health Care - 16.71%
Caremark Rx                                                                                              24,500          1,388,415
Dade Behring Holdings                                                                                    19,200            771,072
+ Express Scripts Class A                                                                                 7,900            596,371
*+ Hologic                                                                                               22,700            987,904
*+ Invitrogen                                                                                            15,300            970,173
+ Medco Health Solutions                                                                                 16,700          1,003,837
*+ MGI Pharma                                                                                            35,600            612,676
Omnicare                                                                                                 12,000            517,080
*+ PDL BioPharma                                                                                         39,400            756,480
Shire ADR                                                                                                16,700            824,813
                                                                                                                           _______

                                                                                                                         8,428,821
                                                                                                                         _________



Technology - 22.24%
+ Amdocs                                                                                                 26,500          1,049,400
+ Broadcom Class A                                                                                       26,850            814,629
*+ Ciena                                                                                                 19,685            536,416
+ Citrix Systems                                                                                         20,100            727,821
+ Integrated Device Technology                                                                           15,900            255,354
Intersil                                                                                                 22,800            559,740
L-3 Communications                                                                                       13,900          1,088,788
+ Marvell Technology Group                                                                               25,400            491,998
*+ Microsemi                                                                                             37,500            706,875
+ Network Appliance                                                                                      26,700            988,167
+ NII Holdings                                                                                           14,800            919,968
*+ Polycom                                                                                               26,000            637,780
*+ salesforce.com                                                                                        15,700            563,316
+ SanDisk                                                                                                 8,700            465,798
* Satyam Computer Services ADR                                                                           22,000            851,180
+ Tellabs                                                                                                51,200            561,152
                                                                                                                           _______

                                                                                                                        11,218,382
                                                                                                                        __________
Transportation - 0.95%
* Hunt (J.B.) Transport Services                                                                         23,100            479,787
                                                                                                                           _______

                                                                                                                           479,787
                                                                                                                           _______

Total Common Stock (cost $39,085,932)                                                                                   49,576,294
                                                                                                                        __________

                                                                                                     Principal
                                                                                                     Amount

Repurchase Agreements- 2.64%

With BNP Paribas 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $736,007,
collateralized by $350,200 U.S. Treasury Notes
2.625% due 5/15/08, market value $342,036,
$167,300 U.S. Treasury Notes 2.75% due 8/15/07,
market value $164,756 and $245,100
U.S. Treasury Notes 3.875% due 5/15/09,
market value $244,115)                                                                                 $735,700            735,700

With Cantor Fitzgerald 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $297,824,
collateralized by $223,800 U.S. Treasury
Notes 3.375% due 9/15/09, market value $216,628
and $87,500 U.S. Treasury Notes
4.00% due 6/15/09, market value $87,169)                                                                297,700            297,700

With UBS Warburg 4.98% 10/2/06
(dated 9/29/06, to be repurchased at $297,724,
collateralized by $310,000 U.S. Treasury Bills
due 3/1/07, market value $303,775)                                                                      297,600            297,600
                                                                                                                           _______

Total Repurchase Agreements (cost $1,331,000)                                                                            1,331,000
                                                                                                                         _________

Total Market Value of Securities Before Securities Lending Collateral - 100.91%
     (cost $40,416,932)                                                                                                 50,907,294


                                                                                                     Principal
                                                                                                     Amount

Security Lending Collateral** - 15.89%

Short-Term Investments - 15.89%
Fixed Rate Notes - 3.45%
Citigroup Global Markets 5.39% 10/2/06                                                               $1,633,473          1,633,473
Union Bank of Switzerland 5.29% 10/10/06                                                                108,112            108,112
                                                                                                                           _______

                                                                                                                         1,741,585
                                                                                                                         _________
~ Variable Rate Notes - 12.44%
American Honda Finance 5.32% 2/21/07                                                                    194,602            194,602
ANZ National 5.31% 10/29/07                                                                              43,245             43,245
Australia New Zealand 5.33% 10/29/07                                                                    216,225            216,225
Bank of America 5.32% 2/23/07                                                                           281,092            281,092
Bank of New York 5.32% 10/29/07                                                                         172,980            172,980
Barclays New York 5.31% 5/18/07                                                                         281,092            281,092
Bayerische Landesbank 5.38% 10/29/07                                                                    216,225            216,225
Bear Stearns 5.39% 3/29/07                                                                              259,469            259,469




BNP Paribas 5.36% 10/29/07                                                                              216,225            216,225
Canadian Imperial Bank
     5.31% 10/29/07                                                                                     108,112            108,112
     5.32% 11/22/06                                                                                     216,225            216,225
CDC Financial Products 5.43% 10/30/06                                                                   281,092            281,092
Citigroup Global Markets 5.45% 10/6/06                                                                  281,092            281,092
Commonwealth Bank 5.33% 10/29/07                                                                        216,225            216,225
Deutsche Bank 5.34% 2/23/07                                                                             259,469            259,469
Dexia Bank 5.33% 9/28/07                                                                                302,714            302,655
Goldman Sachs 5.52% 10/1/07                                                                             281,092            281,092
Marshall & Ilsley Bank 5.31% 10/29/07                                                                   237,847            237,847
Merrill Lynch Mortgage Capital 5.48% 10/5/06                                                            194,602            194,602
Morgan Stanley 5.56% 10/29/07                                                                           281,092            281,092
National Australia Bank 5.30% 3/7/07                                                                    268,118            268,118
National City Bank 5.32% 3/2/07                                                                         259,477            259,517
National Rural Utilities 5.32% 10/29/07                                                                 341,635            341,635
Nordea Bank New York 5.31% 5/16/07                                                                      108,112            108,108
Nordea Bank Norge 5.34% 10/29/07                                                                        216,225            216,225
Royal Bank of Scotland 5.32% 10/29/07                                                                   216,225            216,224
Societe Generale 5.30% 10/29/07                                                                         108,112            108,112
Wells Fargo 5.34% 10/29/07                                                                              216,225            216,224
                                                                                                                           _______

                                                                                                                         6,274,821
                                                                                                                         _________

Total Securities Lending Collateral (cost $8,016,406)                                                                    8,016,406
                                                                                                                         _________

Total Market Value of Securities - 116.80%
     (cost $48,433,338)                                                                                                 58,923,700 !

Obligation to Return Securities Lending Collateral** - (15.89%)                                                         (8,016,406)

Liabilities Net of Receivables and Other Assets (See Notes) - (0.91%)                                                     (460,355)
                                                                                                                           _______

Net Assets Applicable to 2,836,375 Shares Outstanding - 100.00%                                                        $50,446,939
                                                                                                                       ___________


 + Non-income producing securities for the period ended September 30, 2006.

 ~ Variable rate security. The interest rate shown is the rate as of September 30, 2006.

 * Fully or partially on loan.

** See Note 3 in "Notes."

 ! Includes $7,778,244 of securities loaned.


ADR - American Depositary Receipts

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust--Delaware VIP Growth Opportunities Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:


Cost of investments                      $48,539,788
                                         ___________

Aggregate unrealized appreciation         11,869,068
Aggregate unrealized depreciation         (1,485,156)
                                         ___________

Net unrealized appreciation              $10,383,912
                                         ___________

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $11,017,398 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire in 2010.

3. Securities Lending

The Series, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At September 30, 2006, the market value of securities on loan was $7,778,244, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- and mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At September 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

Delaware VIP Trust-Delaware VIP High Yield Series


September 30, 2006

                                                                                                     Principal         Market
                                                                                                     Amount            Value
                                                                                                     (U.S. $)          (U.S. $)

@= Collateralized Bond Obligations- 0.02%

~ Merrill Lynch CBO VII Series 1997-C3A A 5.764% 3/23/08                                               $284,797            $23,085
South Street CBO Series 1999-1A A1 7.16% 7/1/11                                                          34,848             35,022
                                                                                                                            ______

Total Collateralized Bond Obligations (cost $194,413)                                                                       58,107
                                                                                                                            ______

Commercial Mortgage-Backed Securities- 0.51%

# First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46% 1/12/43                   1,375,000          1,392,367
                                                                                                                         _________

Total Commercial Mortgage-Backed Securities (cost $1,395,571)                                                            1,392,367
                                                                                                                         _________

Corporate Bonds- 92.88%

Basic Industry - 12.72%
Abitibi-Consolidated
     6.95% 12/15/06                                                                                      95,000             95,950
     7.875% 8/1/09                                                                                    1,150,000          1,144,250
AK Steel 7.875% 2/15/09                                                                               1,610,000          1,612,013
# Berry Plastics 144A 8.875% 9/15/14                                                                  2,600,000          2,625,999
Bowater 9.50% 10/15/12                                                                                3,950,000          4,028,999
Chemtura 6.875% 6/1/16                                                                                1,225,000          1,214,281
Donohue Forest Products 7.625% 5/15/07                                                                1,325,000          1,334,938
Georgia-Pacific 9.50% 12/1/11                                                                         1,600,000          1,732,000
Gold Kist 10.25% 3/15/14                                                                              1,375,000          1,588,125
Huntsman International 10.125% 7/1/09                                                                   430,000            438,600
Lyondell Chemical
     8.25% 9/15/16                                                                                    1,550,000          1,581,000
     10.50% 6/1/13                                                                                      190,000            209,950
# Nell AF Sarl 144A 8.375% 8/15/15                                                                    1,550,000          1,546,125
NewPage 10.00% 5/1/12                                                                                 1,560,000          1,618,500
Norske Skog Canada 8.625% 6/15/11                                                                     2,575,000          2,542,813
# Port Townsend Paper 144A 12.00% 4/15/11                                                             1,730,000          1,518,075
Potlatch 13.00% 12/1/09                                                                               2,000,000          2,347,174
Rhodia 8.875% 6/1/11                                                                                    200,000            207,500
# Sappi Papier 144A 7.50% 6/15/32                                                                     2,575,000          2,187,540
++ Solutia 6.72% 10/15/37                                                                             2,270,000          2,213,250
Tembec Industries 8.625% 6/30/09                                                                      4,675,000          2,618,000
Witco 6.875% 2/1/26                                                                                     715,000            645,288
                                                                                                                           _______

                                                                                                                        35,050,370
                                                                                                                        __________
Brokerage - 1.92%
E Trade Financial 8.00% 6/15/11                                                                       2,000,000          2,080,000
LaBranche
     9.50% 5/15/09                                                                                    1,290,000          1,351,275
     11.00% 5/15/12                                                                                   1,725,000          1,854,375
                                                                                                                         _________

                                                                                                                         5,285,650
                                                                                                                         _________
Capital Goods - 5.98%
Armor Holdings 8.25% 8/15/13                                                                          2,400,000          2,496,000
Building Materials 8.00% 10/15/07                                                                       800,000            798,000
CPG International 10.50% 7/1/13                                                                       1,255,000          1,283,238
Graham Packaging 9.875% 10/15/14                                                                      2,775,000          2,740,312
Interface 10.375% 2/1/10                                                                              1,825,000          1,998,375
Intertape Polymer 8.50% 8/1/14                                                                        1,510,000          1,426,950
Mueller Group 10.00% 5/1/12                                                                             405,000            441,956
{ Mueller Holdings 14.75% 4/15/14                                                                     1,214,000          1,074,390
{ NTK Holdings 10.75% 3/1/14                                                                          1,715,000          1,191,925
# RBS Global 144A 9.50% 8/1/14                                                                        1,375,000          1,402,500
Trimas 9.875% 6/15/12                                                                                 1,755,000          1,632,150
                                                                                                                         _________

                                                                                                                        16,485,796
                                                                                                                        __________
Consumer Cyclical - 6.54%
Accuride 8.50% 2/1/15                                                                                 1,225,000          1,145,375
# Baker & Taylor 144A 11.50% 7/1/13                                                                   1,150,000          1,138,500
Carrols 9.00% 1/15/13                                                                                   975,000            999,375
Ford Motor Credit
     7.375% 10/28/09                                                                                  1,450,000          1,410,061
     9.875% 8/10/11                                                                                   1,465,000          1,517,447



General Motors 8.375% 7/15/33                                                                           920,000            800,400
General Motors Acceptance Corporation
     6.875% 9/15/11                                                                                   1,855,000          1,847,078
     8.00% 11/1/31                                                                                    1,180,000          1,237,197
Landry's Restaurant 7.50% 12/15/14                                                                    1,175,000          1,130,938
Neiman Marcus
     9.00% 10/15/15                                                                                   1,165,000          1,243,638
     10.375% 10/15/15                                                                                   700,000            759,500
# NPC International 144A 9.50% 5/1/14                                                                 1,425,000          1,410,750
O'Charleys 9.00% 11/1/13                                                                              1,575,000          1,645,875
# Uno Restaurant 144A 10.00% 2/15/11                                                                  1,060,000            890,400
Visteon 8.25% 8/1/10                                                                                    850,000            833,000
                                                                                                                           _______

                                                                                                                        18,009,534
                                                                                                                        __________
Consumer Non-Cyclical - 9.67%
# Angiotech Pharmaceuticals 144A 7.75% 4/1/14                                                         1,925,000          1,838,375
Biovail 7.875% 4/1/10                                                                                 3,475,000          3,492,374
Constellation Brands 8.125% 1/15/12                                                                   1,750,000          1,817,813
Cott Beverages 8.00% 12/15/11                                                                         2,125,000          2,178,125
CRC Health 10.75% 2/1/16                                                                              2,195,000          2,293,775
Dole Food 8.875% 3/15/11                                                                                750,000            721,875
Ingles Markets 8.875% 12/1/11                                                                         2,125,000          2,225,938
# Le-Natures 144A 10.00% 6/15/13                                                                      1,265,000          1,309,275
Marsh Supermarkets 8.875% 8/1/07                                                                        625,000            625,781
National Beef Packing 10.50% 8/1/11                                                                   2,000,000          2,095,000
Pilgrim's Pride 9.625% 9/15/11                                                                        1,665,000          1,756,575
Pinnacle Foods 8.25% 12/1/13                                                                          1,400,000          1,408,750
Playtex Products 9.375% 6/1/11                                                                        2,255,000          2,367,750
True Temper Sports 8.375% 9/15/11                                                                     1,170,000          1,053,000
Warner Chilcott 8.75% 2/1/15                                                                          1,400,000          1,456,000
                                                                                                                         _________

                                                                                                                        26,640,406
                                                                                                                        __________
Energy - 5.40%
Bluewater Finance 10.25% 2/15/12                                                                        985,000          1,002,238
# Brigham Exploration 144A 9.625% 5/1/14                                                                360,000            352,800
Compton Petroleum 7.625% 12/1/13                                                                        605,000            586,850
Copano Energy 8.125% 3/1/16                                                                             450,000            457,875
El Paso Natural Gas 7.625% 8/1/10                                                                     1,390,000          1,438,650
# El Paso Performance-Linked Trust 144A 7.75% 7/15/11                                                   975,000          1,006,688
El Paso Production 7.75% 6/1/13                                                                         875,000            899,063
# Hilcorp Energy 144A 9.00% 6/1/16                                                                    1,475,000          1,530,312
Inergy Finance
     6.875% 12/15/14                                                                                    810,000            779,625
     8.25% 3/1/16                                                                                       375,000            390,000
# Mariner Energy 144A 7.50% 4/15/13                                                                   1,200,000          1,152,000
# MarkWest Energy 144A 8.50% 7/15/16                                                                    350,000            354,375
# PetroHawk Energy 144A 9.125% 7/15/13                                                                2,845,000          2,873,449
~ Secunda International 13.507% 9/1/12                                                                1,075,000          1,124,719
Whiting Petroleum 7.25% 5/1/13                                                                          935,000            920,975
                                                                                                                           _______

                                                                                                                        14,869,619
                                                                                                                        __________
Finance & Investments - 1.00%
FINOVA Group 7.50% 11/15/09                                                                           4,749,987          1,353,746
# iPayment 144A 9.75% 5/15/14                                                                         1,375,000          1,409,375
                                                                                                                         _________

                                                                                                                         2,763,121
                                                                                                                         _________
Media - 8.68%
Charter Communications Holdings
     11.125% 1/15/11                                                                                  1,550,000          1,240,000
     11.75% 5/15/11                                                                                   1,625,000          1,308,125
     13.50% 1/15/11                                                                                   4,270,000          3,480,050
~# Cleveland Unlimited 144A 13.64% 12/15/10                                                             600,000            651,000
Dex Media East 12.125% 11/15/12                                                                       1,780,000          1,995,825
Insight Communications 12.25% 2/15/11                                                                   400,000            425,000
Insight Midwest
     9.75% 10/1/09                                                                                      550,000            561,000
     10.50% 11/1/10                                                                                   3,615,000          3,759,599
Lodgenet Entertainment 9.50% 6/15/13                                                                  2,600,000          2,795,000
Mediacom Broadband 8.50% 10/15/15                                                                       225,000            224,719
Mediacom Capital 9.50% 1/15/13                                                                        3,225,000          3,313,688
RH Donnelley 8.875% 1/15/16                                                                             860,000            866,450
Sheridan Group 10.25% 8/15/11                                                                           960,000            976,800
Vertis 10.875% 6/15/09                                                                                  550,000            555,500
Warner Music Group 7.375% 4/15/14                                                                     1,800,000          1,764,000
                                                                                                                         _________

                                                                                                                        23,916,756
                                                                                                                        __________



Real Estate - 1.61%
American Real Estate Partners 8.125% 6/1/12                                                           2,135,000          2,199,050
BF Saul REIT 7.50% 3/1/14                                                                             1,750,000          1,785,000
Rouse 7.20% 9/15/12                                                                                     450,000            462,474
                                                                                                                           _______

                                                                                                                         4,446,524
                                                                                                                         _________
Services Cyclical - 16.23%
Adesa 7.625% 6/15/12                                                                                  1,975,000          1,955,250
American Airlines 7.377% 5/23/19                                                                        744,679            686,036
Boyd Gaming 8.75% 4/15/12                                                                             2,200,000          2,321,000
Brickman Group 11.75% 12/15/09                                                                          580,000            622,050
Corrections Corporation of America 7.50% 5/1/11                                                       1,625,000          1,669,688
FTI Consulting 7.625% 6/15/13                                                                         1,765,000          1,791,475
# FTI Consulting 144A 7.75% 10/1/16                                                                   1,225,000          1,243,375
# Galaxy Entertainment Finance 144A 9.875% 12/15/12                                                   3,025,000          3,180,030
Gaylord Entertainment 8.00% 11/15/13                                                                  1,550,000          1,584,875
Grupo Transportacion
     9.375% 5/1/12                                                                                    1,435,000          1,528,275
     10.25% 6/15/07                                                                                     850,000            873,375
# Hertz 144A
     8.875% 1/1/14                                                                                      910,000            957,775
     10.50% 1/1/16                                                                                      370,000            408,850
{ H-Lines Finance 11.00% 4/1/13                                                                       2,288,000          2,024,880
Horizon Lines 9.00% 11/1/12                                                                             935,000            967,725
Kansas City Southern Railway 9.50% 10/1/08                                                            1,100,000          1,149,500
# Knowledge Learning 144A 7.75% 2/1/15                                                                1,065,000          1,001,100
Mandalay Resort Group
     9.375% 2/15/10                                                                                   2,125,000          2,281,719
     9.50% 8/1/08                                                                                     2,325,000          2,476,125
# Mobile Services Group 144A 9.75% 8/1/14                                                             1,130,000          1,163,900
OMI 7.625% 12/1/13                                                                                    2,285,000          2,319,275
# Penhall International 144A 12.00% 8/1/14                                                            1,000,000          1,052,500
# Pokagon Gaming Authority 144A 10.375% 6/15/14                                                       2,350,000          2,517,438
Seabulk International 9.50% 8/15/13                                                                     865,000            947,175
Stena 9.625% 12/1/12                                                                                  1,800,000          1,944,000
# TDS Investor 144A 11.875% 9/1/16                                                                    1,250,000          1,206,250
{ Town Sports International 11.00% 2/1/14                                                             1,350,000          1,115,438
# Turning Stone Resort Casino 144A 9.125% 9/15/14                                                     1,150,000          1,167,250
Wheeling Island Gaming 10.125% 12/15/09                                                               2,500,000          2,574,999
                                                                                                                         _________

                                                                                                                        44,731,328
                                                                                                                        __________
Services Non-Cyclical - 5.78%
Allied Waste North America 9.25% 9/1/12                                                               1,300,000          1,392,625
Casella Waste Systems 9.75% 2/1/13                                                                    3,450,000          3,639,750
Geo Sub 11.00% 5/15/12                                                                                1,935,000          2,002,725
# HealthSouth 144A 10.75% 6/15/16                                                                     2,300,000          2,360,375
US Oncology 10.75% 8/15/14                                                                            2,325,000          2,557,500
{ Vanguard Health 11.25% 10/1/15                                                                      2,950,000          2,138,750
# WCA Waste 144A 9.25% 6/15/14                                                                        1,750,000          1,824,375
                                                                                                                         _________

                                                                                                                        15,916,100
                                                                                                                        __________
Technology & Electronics - 2.44%
MagnaChip Semiconductor 8.00% 12/15/14                                                                3,875,000          2,373,438
STATS ChipPAC 7.50% 7/19/10                                                                           1,600,000          1,600,000
Sungard Data Systems
     9.125% 8/15/13                                                                                     100,000            104,000
     10.25% 8/15/15                                                                                   1,880,000          1,945,800
~# UGS Capital II PIK 144A 10.38% 6/1/11                                                                675,000            688,500
                                                                                                                           _______

                                                                                                                         6,711,738
                                                                                                                         _________
Telecommunications - 10.38%
++ Allegiance Telecom 11.75% 2/15/08                                                                    565,000            257,075
American Tower 7.125% 10/15/12                                                                        1,650,000          1,699,500
American Towers 7.25% 12/1/11                                                                           580,000            600,300
# Broadview Networks Holdings 144A 11.375% 9/1/12                                                     1,200,000          1,227,000
Cincinnati Bell 8.375% 1/15/14                                                                        2,210,000          2,243,150
# Digicel Limited 144A 9.25% 9/1/12                                                                   1,595,000          1,662,788
# Hughes Network Systems 144A 9.50% 4/15/14                                                           1,650,000          1,707,750
{ Inmarsat Finance 10.375% 11/15/12                                                                   3,750,000          3,337,499
{ Intelsat Intermediate Holdings 9.25% 2/1/15                                                         2,625,000          1,916,250




iPCS 11.50% 5/1/12                                                                                      885,000            995,625
~ IWO Holdings 9.257% 1/15/12                                                                           265,000            273,613
# Nordic Telephone Holdings 144A 8.875% 5/1/16                                                          750,000            792,188
Qwest
   # 7.50% 144A 10/1/14                                                                               2,200,000          2,282,499
   ~ 8.64% 6/15/13                                                                                    1,100,000          1,182,500
Rural Cellular
     9.875% 2/1/10                                                                                    1,685,000          1,765,038
   ~ 11.239% 11/1/12                                                                                    760,000            787,550
# Telcordia Technologies 144A 10.00% 3/15/13                                                          2,225,000          1,490,750
Triton Communications 9.375% 2/1/11                                                                   1,375,000          1,034,688
~ US LEC 13.62% 10/1/09                                                                                 675,000            720,563
# Wind Acquisition 144A 10.75% 12/1/15                                                                2,375,000          2,633,280
                                                                                                                         _________

                                                                                                                        28,609,606
                                                                                                                        __________
Utilities - 4.53%
Avista 9.75% 6/1/08                                                                                     680,000            723,181
++# Calpine 144A 9.349% 7/15/07                                                                       1,177,692          1,221,855
Elwood Energy 8.159% 7/5/26                                                                           2,028,488          2,145,367
Midwest Generation
     8.30% 7/2/09                                                                                     1,338,868          1,365,645
     8.75% 5/1/34                                                                                     2,200,000          2,359,501
Mirant Americas Generation 8.30% 5/1/11                                                               2,300,000          2,314,375
Mirant North America 7.375% 12/31/13                                                                    225,000            226,406
Orion Power Holdings 12.00% 5/1/10                                                                    1,440,000          1,638,000
# Tenaska Alabama Partners 144A 7.00% 6/30/21                                                           488,618            481,246
++=# USGen New England 144A 7.459% 1/2/15                                                                10,697              7,220
                                                                                                                             _____

                                                                                                                        12,482,796
                                                                                                                        __________

Total Corporate Bonds (cost $256,341,394)                                                                              255,919,344
                                                                                                                        __________

Convertible Bonds- 0.02%

# Charter Communications 144A 5.875% 11/16/09 exercise price $2.42, expiration date 11/16/09             66,000             59,813
                                                                                                                            ______

Total Convertible Bonds (cost $61,710)                                                                                      59,813
                                                                                                                            ______

Emerging Market Bonds- 0.63%

# C&M Finance 144A 8.10% 2/1/16                                                                         750,000            736,418
Venezuela Government 6.00% 12/9/20                                                                    1,110,000            998,445
                                                                                                                           _______

Total Emerging Market Bonds (cost $1,764,540)                                                                            1,734,863
                                                                                                                         _________

                                                                                                     Number of
                                                                                                     Shares

Common Stock- 0.82%

@o=+ Avado Brands                                                                                         1,813              1,704
+ Charter Communications Class A                                                                         58,900             89,528
+ Foster Wheeler                                                                                         27,215          1,050,222
+ Mirant                                                                                                 35,864            979,446
+ Petrojarl ADR                                                                                           2,484             26,712
+ Petroleum Geo-Services ADR                                                                              2,484            121,468
                                                                                                                           _______

Total Common Stock (cost $1,310,432)                                                                                     2,269,080
                                                                                                                          ________

Warrants- 0.00%

+# Solutia 144A, exercise price $7.59, expiration date 7/15/09                                              850
 0
__

Total Warrants (cost $72,431)
0
_
                                                                                                     Principal
                                                                                                     Amount
                                                                                                     (U.S. $)
Repurchase Agreements- 3.14%

With BNP Paribas 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $4,782,992,
collateralized by $2,276,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $2,223,108,
$1,088,000 U.S. Treasury Notes 2.75% due 8/15/07,
market value $1,070,852 and
$1,593,000 U.S. Treasury Notes 3.875%
due 5/15/09, market value $1,586,656)                                                                $4,781,000          4,781,000

With Cantor Fitzgerald 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $1,935,806,
collateralized by $1,455,000 U.S. Treasury
Notes 3.375% due 9/15/09, market value $1,408,002
and $569,000 U.S. Treasury Notes
4.00% due 6/15/09, market value $566,564)                                                             1,935,000          1,935,000




With UBS Warburg 4.98% 10/2/06
(dated 9/29/06, to be repurchased at $1,935,803,
collateralized by $2,015,000 U.S. Treasury Bills
due 3/1/07, market value $1,974,422)                                                                  1,935,000          1,935,000
                                                                                                                         _________

Total Repurchase Agreements (cost $8,651,000)                                                         8,651,000
                                                                                                      _________

Total Market Value of Securities - 98.02%
     (cost $269,791,491)                                                                                               270,084,574

Receivables and Other Assets Net of Liabilities (See Notes) - 1.98%                                                      5,460,426
                                                                                                                         _________

Net Assets Applicable to 46,534,418 Shares Outstanding - 100.00%                                                      $275,545,000
                                                                                                                      ____________

 @ Illiquid security. At September 30, 2006, the aggregate amount of illiquid securities equaled $59,811, which represented 0.02%
   of the Series' net assets. See Note 3 in "Notes."

 = Security is being fair valued in accordance with the Series' fair valuation policy. At September 30, 2006, the aggregate amount of fair valued securities equaled $67,031, which represented 0.02% of the Series' net assets. See Note 1 in "Notes."

 # Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2006, the aggregate amount of Rule 144A securities equaled $59,664,430, which represented 21.65% of the Series' net assets. See Note 3 in
   "Notes."

++ Non-income producing security. Security is currently in default.

 { Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

 ~ Variable rate security. The interest rate shown is the rate as of September 30, 2006.

II Restricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At September 30, 2006, the aggregate amount of the restricted security equaled $1,704 or 0.00% of the Series' net assets. See Note 3 in "Notes."

 + Non-income producing security for the period ended September 30, 2006.

Summary of Abbreviations:

ADR - American Depositary Receipts
CBO - Collateralized Bond Obligation
PIK - Pay-in-Kind
REIT - Real Estate Investment Trust

__________________________________________________________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP High Yield Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to a Series are charged directly to that Series. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:


Cost of investments                     $271,005,950
                                        ____________

Aggregate unrealized appreciation          5,637,151
Aggregate unrealized depreciation         (6,558,527)
                                        ____________

Net unrealized depreciation             $   (921,376)
                                        ____________

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $43,448,120 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $20,796,195 expires in 2008, $18,082,790 expires in 2009 and $4,569,135 expires in 2010.


3. Credit and Market Risk

The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Schedule of investments.

Delaware VIP Trust-Delaware VIP International Value Equity Series

September 30, 2006


                                                                                                     Number of         Market
                                                                                                     Shares            Value
                                                                                                                       (U.S. $)
Common Stock - 98.76% |

Australia - 4.70%
* Coca-Cola Amatil                                                                                      668,531       $  3,333,109
Telstra                                                                                                 606,541          1,677,012
Westpac Banking                                                                                         154,674          2,617,800
                                                                                                                         _________

                                                                                                                         7,627,921
                                                                                                                         _________
Belgium - 1.93%
Dexia                                                                                                   120,685          3,126,374
                                                                                                                         _________

                                                                                                                         3,126,374
                                                                                                                         _________
Canada - 4.14%
* Canadian Pacific Railway                                                                               62,833          3,123,240
+ CGI Group                                                                                             549,764          3,600,333
                                                                                                                         _________

                                                                                                                         6,723,573
                                                                                                                         _________
Denmark - 2.23%
Novo-Nordisk                                                                                             48,624          3,614,122
                                                                                                                         _________

                                                                                                                         3,614,122
                                                                                                                         _________
Finland - 4.37%
Nokia                                                                                                   175,101          3,476,960
* TietoEnator                                                                                           122,959          3,614,040
                                                                                                                         _________

                                                                                                                         7,091,000
                                                                                                                         _________
France - 13.38%
AXA                                                                                                      88,526          3,264,258
Compagnie de Saint-Gobain                                                                                47,523          3,446,824
Lafarge                                                                                                  25,743          3,322,968
* Lagardere                                                                                              40,162          2,897,656
Sanofi-Aventis                                                                                           37,926          3,375,930
Total                                                                                                    82,538          5,416,062
                                                                                                                         _________

                                                                                                                        21,723,698
                                                                                                                        __________
Germany - 6.22%
Bayerische Motoren Werke                                                                                 74,357          3,985,413
Metro                                                                                                    71,868          4,192,829
Volkswagen                                                                                               22,447          1,919,246
                                                                                                                         _________

                                                                                                                        10,097,488
                                                                                                                        __________
Hong Kong - 1.71%
Esprit Holdings                                                                                         304,930          2,780,933
                                                                                                                         _________

                                                                                                                         2,780,933
                                                                                                                         _________
Japan - 17.51%
* Asahi Glass                                                                                           189,000          2,331,200
Canon                                                                                                    75,081          3,915,337
* Fujitsu                                                                                               439,000          3,619,776
* Honda Motor                                                                                            75,600          2,540,800
* Kao                                                                                                   126,000          3,360,001
Mitsubishi UFJ Financial Group                                                                              244          3,139,725
* Nissan Motor                                                                                          243,900          2,731,680
* Ono Pharmaceutical                                                                                     69,700          3,103,679
* Terumo                                                                                                 97,200          3,686,401
                                                                                                                         _________

                                                                                                                        28,428,599
                                                                                                                        __________
Mexico - 3.80%
Cemex SAB de C.V. ADR                                                                                    96,298          2,896,644
Telefonos de Mexico de C.V. ADR                                                                         127,916          3,272,091
                                                                                                                         _________

                                                                                                                         6,168,735
                                                                                                                         _________
Netherlands - 5.13%
ING Groep                                                                                               112,554          4,950,904
Koninklijke Philips Electronics                                                                          96,035          3,369,442
                                                                                                                         _________

                                                                                                                         8,320,346
                                                                                                                         _________
Norway - 2.06%
Tandberg                                                                                                313,816          3,351,615
                                                                                                                         _________

                                                                                                                         3,351,615
                                                                                                                         _________
Republic of Korea - 2.13%
Kookmin Bank                                                                                             43,874          3,459,103
                                                                                                                         _________

                                                                                                                         3,459,103
                                                                                                                         _________



Sweden - 2.13%
Nordea Bank                                                                                             263,521          3,452,170
                                                                                                                         _________

                                                                                                                         3,452,170
                                                                                                                         _________
Switzerland - 2.43%
Novartis                                                                                                 67,599          3,946,519
                                                                                                                         _________

                                                                                                                         3,946,519
                                                                                                                         _________
United Kingdom - 24.89%
+ British Airways                                                                                       471,875          3,774,819
DSG International                                                                                       462,723          1,897,371
Greggs                                                                                                   12,319            961,831
HBOS                                                                                                    150,073          2,970,056
Kesa Electricals                                                                                        540,862          3,301,346
Rio Tinto                                                                                                59,775          2,827,092
Royal & Sun Alliance Insurance Group                                                                  1,133,580          3,162,463
Royal Bank of Scotland Group                                                                            118,808          4,093,082
Standard Chartered                                                                                      134,780          3,449,697
Tomkins                                                                                                 605,920          2,688,752
Travis Perkins                                                                                          109,805          3,571,157
Vodafone Group                                                                                        1,489,200          3,415,671
WPP Group                                                                                               345,681          4,284,700
                                                                                                                         _________

                                                                                                                        40,398,037
                                                                                                                        __________

Total Common Stock (cost $155,871,554)                                                                                 160,310,233
                                                                                                                       ___________

                                                                                                     Principal
                                                                                                     Amount

Repurchase Agreements - 0.72%

With BNP Paribas 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $648,670,
collateralized by $308,600 U.S. Treasury Notes
2.625% due 5/15/08, market value $301,434,
$147,500 U.S. Treasury Notes 2.75% due 8/15/07,
market value $145,198 and $216,000
U.S. Treasury Notes 3.875% due 5/15/09,
market value $215,137)                                                                                 $648,400            648,400

With Cantor Fitzgerald 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $262,409,
collateralized by $197,200 U.S. Treasury
Notes 3.375% due 9/15/09, market value
$190,913 and $77,200 U.S. Treasury Notes
4.00%due 6/15/09, market value $76,821)                                                                 262,300            262,300

With UBS Warburg 4.98% 10/2/06
(dated 9/29/06, to be repurchased at $262,409,
collateralized by $273,200 U.S. Treasury Bills
due 3/1/07, market value $267,714)                                                                      262,300            262,300
                                                                                                                           _______

Total Repurchase Agreements (cost $1,173,000)                                                                            1,173,000
                                                                                                                         _________

Total Market Value of Securities Before Securities Lending Collateral - 99.48%
     (cost $157,044,554)                                                                                               161,483,233
                                                                                                                       ___________


Securities Lending Collateral** - 18.26%

Short-Term Investments - 18.26%
Fixed Rate Notes - 3.97%
Citigroup Global Markets 5.39% 10/2/06                                                                6,038,916          6,038,916
Union Bank of Switzerland 5.29% 10/10/06                                                                399,389            399,689
                                                                                                                           _______

                                                                                                                         6,438,605
                                                                                                                         _________
~ Variable Rate Notes - 14.29%
American Honda Finance 5.32% 2/21/07                                                                    719,440            719,440
ANZ National 5.31% 10/29/07                                                                             159,876            159,876
Australia New Zealand 5.33% 10/29/07                                                                    799,378            799,378
Bank of America 5.32% 2/23/07                                                                         1,039,191          1,039,191
Bank of New York 5.32% 10/29/07                                                                         639,502            639,502
Barclays New York 5.31% 5/18/07                                                                       1,039,191          1,039,191
Bayerische Landesbank 5.38% 10/29/07                                                                    799,378            799,378
Bear Stearns 5.39% 3/29/07                                                                              959,253            959,253
BNP Paribas 5.36% 10/29/07                                                                              799,378            799,378
Canadian Imperial Bank
     5.31% 10/29/07                                                                                     399,689            399,689
     5.32% 11/22/06                                                                                     799,378            799,378

CDC Financial Products 5.43% 10/30/06                                                                 1,039,191          1,039,191
Citigroup Global Markets 5.45% 10/06/06                                                               1,039,191          1,039,191
Commonwealth Bank 5.33% 10/29/07                                                                        799,378            799,378
Deutsche Bank London 5.34% 2/23/07                                                                      959,253            959,253
Dexia Bank 5.33% 9/28/07                                                                              1,119,127          1,118,909
Goldman Sachs 5.52% 10/01/07                                                                          1,039,191          1,039,191
Marshall & Ilsley Bank 5.31% 10/29/07                                                                   879,316            879,316
Merrill Lynch Mortgage Capital 5.48% 10/5/06                                                            719,440            719,440
Morgan Stanley 5.56% 10/29/07                                                                         1,039,191          1,039,191
National Australia Bank 5.30% 3/7/07                                                                    991,229            991,229
National City Bank 5.32% 3/2/07                                                                         959,280            959,428
National Rural Utilities 5.32% 10/29/07                                                               1,263,017          1,263,017
Nordea Bank New York 5.31% 5/16/07                                                                      399,686            399,674
Nordea Bank Norge 5.34% 10/29/07                                                                        799,378            799,378
Royal Bank of Scotland 5.32% 10/29/07                                                                   799,378            799,378
Societe Generale 5.30% 10/29/07                                                                         399,689            399,689
Wells Fargo 5.34% 10/29/07                                                                              799,378            799,378
                                                                                                                           _______

                                                                                                                        23,197,885
                                                                                                                        __________

Total Securities Lending Collateral (cost $29,636,490)                                                                  29,636,490
                                                                                                                        __________

Total Market Value of Securities - 117.74%
     (cost $186,681,044)                                                                                               191,119,723 !

Obligation to Return Securities Lending Collateral** - (18.26%)                                                        (29,636,490)

Receivables and Other Assets Net of Liabilities (See Notes) - 0.52%                                                        840,667
                                                                                                                           _______

Net Assets Applicable to 7,719,929 Shares Outstanding - 100.00%                                                       $162,323,900
                                                                                                                      ____________


 | Securities have been classified by country of origin.

 + Non-income producing security for the period ended September 30, 2006.

 ~ Variable rate security. The interest rate shown is the rate as of September 30, 2006.

 * Fully or partially on loan.

** See Note 4 in "Notes."

 ! Includes $28,192,747 of securities loaned.


ADR - American Depositary Receipts

__________________________________________________________________________________________________________________________________


Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP International Value Equity Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                     $187,133,048
                                        ____________

Aggregate unrealized appreciation         14,126,236
Aggregate unrealized depreciation        (10,139,561)
                                        ____________

Net unrealized appreciation             $  3,986,675
                                        ____________

3. Foreign Currency Exchange Contracts

The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No forward foreign currency exchange contracts were outstanding at September 30, 2006.

4. Securities Lending

The Series, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of the securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At September 30, 2006, the market value of the securities on loan was $28,192,747, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At September 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

Delaware VIP Trust-Delaware VIP REIT Series
___________________________________________

September 30, 2006

                                                                                                     Number of         Market
                                                                                                     Shares            Value

Common Stock - 96.66%

Diversified REITs - 8.28%
Liberty Property Trust                                                                                  344,100        $16,444,539
Vornado Realty Trust                                                                                    403,001         43,927,109
Washington Real Estate Investment Trust                                                                 286,600         11,406,680
                                                                                                                        __________

                                                                                                                        71,778,328
                                                                                                                        __________
Health Care REITs - 3.43%
Health Care Property Investors                                                                          300,600          9,333,630
Medical Properties Trust                                                                                418,135          5,598,828
Ventas                                                                                                  385,300         14,849,462
                                                                                                                        __________

                                                                                                                        29,781,920
                                                                                                                        __________
Hotel REITs - 7.10%
Hersha Hospitality Trust                                                                                838,790          8,052,384
Host Hotels & Resorts                                                                                 1,511,696         34,663,189
LaSalle Hotel Properties                                                                                291,685         12,641,628
Strategic Hotel & Resorts                                                                               310,700          6,176,716
                                                                                                                        __________

                                                                                                                        61,533,917
                                                                                                                        __________
Industrial REITs - 8.42%
AMB Property                                                                                            349,255         19,247,443
First Potomac Realty Trust                                                                              436,647         13,195,472
ProLogis                                                                                                710,393         40,535,025
                                                                                                                        __________

                                                                                                                        72,977,940
                                                                                                                        __________
Mall REITs - 12.09%
General Growth Properties                                                                               547,446         26,085,802
Macerich                                                                                                269,900         20,609,564
Simon Property Group                                                                                    641,299         58,114,515
                                                                                                                        __________

                                                                                                                       104,809,881
                                                                                                                       ___________
Manufactured Housing REITs - 1.11%
Equity Lifestyle Properties                                                                             211,300          9,658,523
                                                                                                                         _________

                                                                                                                         9,658,523
                                                                                                                         _________
Multifamily REITs - 18.28%
American Campus Communities                                                                             164,800          4,204,048
Archstone-Smith Trust                                                                                   748,100         40,726,564
AvalonBay Communities                                                                                   264,974         31,902,870
BRE Properties Class A                                                                                  155,000          9,258,150
Camden Property Trust                                                                                    57,774          4,391,402
Equity Residential                                                                                    1,023,400         51,763,572
Essex Property Trust                                                                                     59,808          7,260,691
Home Properties                                                                                         157,800          9,019,848
                                                                                                                         _________

                                                                                                                       158,527,145
                                                                                                                       ___________
Office REITs - 19.62%
Alexandria Real Estate Equities                                                                         242,396         22,736,745
Boston Properties                                                                                       348,000         35,962,319
Brandywine Realty Trust                                                                                 130,400          4,244,520
Equity Office Properties Trust                                                                          715,300         28,440,328
Highwoods Properties                                                                                    434,000         16,149,140
Mack-Cali Realty                                                                                        163,900          8,490,020
Maguire Properties                                                                                      274,500         11,183,130
Reckson Associates Realty                                                                               501,497         21,464,072
SL Green Realty                                                                                         192,437         21,495,213
                                                                                                                        __________

                                                                                                                       170,165,487
                                                                                                                       ___________
Real Estate Operating Companies - 1.50%
Starwood Hotels & Resorts Worldwide                                                                     227,950         13,036,461
                                                                                                                        __________

                                                                                                                        13,036,461
                                                                                                                        __________
Self-Storage REITS - 2.64%
Public Storage                                                                                          195,300         16,793,847
U-Store-It Trust                                                                                        285,000          6,116,100
                                                                                                                        __________

                                                                                                                        22,909,947
                                                                                                                        __________
Shopping Center REITs - 13.49%
Developers Diversified Realty                                                                           230,478         12,851,453
Federal Realty Investment Trust                                                                         282,489         20,988,933
Kimco Realty                                                                                            743,900         31,890,992
Kite Realty Group Trust                                                                                 983,596         16,760,476
New Plan Excel Realty Trust                                                                             409,300         11,071,565
Regency Centers                                                                                         339,939         23,374,206
                                                                                                                        __________

                                                                                                                       116,937,625
                                                                                                                       ___________

Specialty REITs - 0.70%
Entertainment Properties Trust                                                                          123,100          6,071,292
                                                                                                                         _________

                                                                                                                         6,071,292
                                                                                                                         _________

Total Common Stock (cost $698,274,395)                                                                                 838,188,466
                                                                                                                       ___________

                                                                                                     Principal
                                                                                                     Amount

Repurchase Agreements - 3.19%

With BNP Paribas 5.00% 10/2/06 (dated 9/29/06, to be repurchased at $15,275,362, collateralized by $7,268,000 U.S. Treasury Notes 2.625% due 5/15/08, market value $7,098,988, $3,473,000 U.S. Treasury Notes 2.75% due 8/15/07, market value
$3,419,523 and $5,088,000 U.S. Treasury Notes 3.875% due 5/15/09,
market value $5,066,624)                                                                            $15,269,000         15,269,000

With Cantor Fitzgerald 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $6,180,574,
collateralized by $4,645,000 U.S. Treasury
Notes 3.375% due 9/15/09, market value $4,496,134
and $1,817,000 U.S. Treasury Notes
4.00% due 6/15/09, market value $1,809,194)                                                           6,178,000          6,178,000

With UBS Warburg 4.98% 10/2/06
(dated 9/29/06, to be repurchased at $6,180,564,
collateralized by $6,434,000 U.S. Treasury Bills
due 3/1/07, market value $6,304,867)                                                                  6,178,000          6,178,000
                                                                                                                         _________

Total Repurchase Agreements (cost $27,625,000)                                                                          27,625,000
                                                                                                                        __________

Total Market Value of Securities - 99.85%
     (cost $725,899,395)                                                                                               865,813,466

Receivables and Other Assets Net of Liabilities (See Notes) - 0.15%                                                      1,305,335
                                                                                                                         _________

Net Assets Applicable to 41,808,211 Shares Outstanding - 100.00%                                                      $867,118,801
                                                                                                                      ____________

REIT - Real Estate Investment Trust

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP REIT Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                                $726,121,429
                                                   ____________

Aggregate unrealized appreciation                   139,831,082
Aggregate unrealized depreciation                      (139,045)
                                                    ___________

Net unrealized appreciation                        $139,692,037
                                                   ____________

3. Credit and Market Risk

The Series concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At September 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

Delaware VIP Trust-Delaware VIP Select Growth Series
____________________________________________________

September 30, 2006

                                                                                                     Number of         Market
                                                                                                     Shares            Value

Common Stock - 98.57% \

Basic Industry/Capital Goods - 2.39%
Graco                                                                                                     4,600        $   179,676
Newmont Mining                                                                                            1,900             81,225
Praxair                                                                                                   3,500            207,060
                                                                                                                           _______

                                                                                                                           467,961
                                                                                                                           _______
Business Services - 8.15%
Expeditors International Washington                                                                      11,400            508,212
First Data                                                                                                6,600            277,200
+ Global Cash Access Holdings                                                                            39,100            590,019
Paychex                                                                                                   6,000            221,100
                                                                                                                           _______

                                                                                                                         1,596,531
                                                                                                                         _________
Consumer Non-Durables - 13.32%
Best Buy                                                                                                  1,950            104,442
+ Blue Nile                                                                                              13,600            494,360
+ NetFlix                                                                                                67,300          1,533,094
Staples                                                                                                   9,500            231,135
Walgreen                                                                                                  5,500            244,145
                                                                                                                           _______

                                                                                                                         2,607,176
                                                                                                                         _________
Consumer Services - 26.06%
+ Apollo Group Class A                                                                                    4,700            231,428
+ eBay                                                                                                   43,900          1,245,003
IHOP                                                                                                     13,300            616,455
International Game Technology                                                                             2,000             83,000
Jackson Hewitt Tax Service                                                                               13,300            399,133
+ MGM MIRAGE                                                                                              9,000            355,410
+ Select Comfort                                                                                         30,600            669,528
Strayer Education                                                                                         5,100            551,871
Weight Watchers International                                                                            20,100            891,234
+ XM Satellite Radio Holdings Class A                                                                     4,500             58,005
                                                                                                                            ______

                                                                                                                         5,101,067
                                                                                                                         _________
Energy - 1.36%
EOG Resources                                                                                             4,100            266,705
                                                                                                                           _______

                                                                                                                           266,705
                                                                                                                           _______
Financials - 6.90%
Chicago Mercantile Exchange Holdings                                                                        660            315,645
+ IntercontinentalExchange                                                                                6,500            487,955
+ NETeller                                                                                               29,200            193,268
optionsXpress Holdings                                                                                   12,700            354,076
                                                                                                                           _______

                                                                                                                         1,350,944
                                                                                                                         _________
Health Care - 17.45%
Allergan                                                                                                  7,500            844,575
+ Genentech                                                                                               7,700            636,790
+ Myogen                                                                                                  2,200             77,176
UnitedHealth Group                                                                                       22,800          1,121,760
+ Zimmer Holdings                                                                                        10,900            735,750
                                                                                                                           _______

                                                                                                                         3,416,051
                                                                                                                         _________
Technology - 22.94%
Blackbaud                                                                                                 7,000            153,930
+ Google Class A                                                                                            875            351,663
+ Intuit                                                                                                 18,600            596,874
+ NAVTEQ                                                                                                 19,500            509,145
QUALCOMM                                                                                                 27,300            992,355
+ SanDisk                                                                                                21,100          1,129,694
+ Seagate Technology                                                                                     32,800            757,352
                                                                                                                           _______

                                                                                                                         4,491,013
                                                                                                                         _________

Total Common Stock (cost $16,878,576)                                                                                   19,297,448
                                                                                                                        __________

                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements - 1.70%

With BNP Paribas 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $184,077,
collateralized by $87,600 U.S. Treasury Notes
2.625% due 5/15/08, market value $85,573,
$41,900 U.S. Treasury Notes 2.75% due 8/15/07,
market value $41,220 and $61,300
U.S. Treasury Notes 3.875% due 5/15/09,
market value $61,075)                                                                                  $184,000            184,000

With Cantor Fitzgerald 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $74,531,
collateralized by $56,000 U.S. Treasury
Notes 3.375% due 9/15/09, market value $54,198
and $21,900 U.S. Treasury Notes 4.00%
due 6/15/09, market value $21,809)                                                                       74,500             74,500

With UBS Warburg 4.98% 10/2/06
(dated 9/29/06, to be repurchased at $74,531,
collateralized by $77,600 U.S. Treasury Bills
due 3/1/07, market value $76,001)                                                                        74,500             74,500
                                                                                                                            ______

Total Repurchase Agreements (cost $333,000)                                                                                333,000
                                                                                                                           _______

Total Market Value of Securities - 100.27%
   (cost $17,211,576)                                                                                                   19,630,448

Liabilities Net of Receivables and Other Assets (See Notes) - (0.27%)                                                      (53,840)
                                                                                                                           _______

Net Assets Applicable to 2,096,135 Shares Outstanding - 100.00%                                                        $19,576,608
                                                                                                                       ___________

+ Non-income producing security for the period ended September 30, 2006.
\ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Select Growth Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                   $17,216,725
                                      ___________

Aggregate unrealized appreciation       3,080,949
Aggregate unrealized depreciation        (667,226)
                                      ___________

Net unrealized appreciation           $ 2,413,723

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $50,257,509 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $5,202,631 expires in 2008, $30,958,389 expires in 2009, $10,812,739 expires in 2010 and
$3,283,750 expires 2011.

3. Credit and Market Risk

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At September 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.


Delaware VIP Trust-Delaware VIP Small Cap Value Series
______________________________________________________

September 30, 2006

                                                                                                     Number of         Market
                                                                                                     Shares            Value
Common Stock - 93.32%

Basic Industry/Capital Goods - 13.19%
Albemarle                                                                                               185,100        $10,056,483
+ Alpha Natural Resources                                                                               359,400          5,664,144
Arch Coal                                                                                               230,700          6,669,537
Bowater                                                                                                 363,500          7,477,195
+ Chaparral Steel                                                                                       218,200          7,431,892
Crane                                                                                                   240,400         10,048,720
+ Crown Holdings                                                                                        559,600         10,408,560
* FMC                                                                                                   145,800          9,341,406
Georgia Gulf                                                                                            282,100          7,735,182
+ Griffon                                                                                               291,030          6,946,886
IPSCO                                                                                                   127,200         11,024,424
* MacDermid                                                                                             329,200         10,738,504
+ Pactiv                                                                                                201,200          5,718,104
*+ PolyOne                                                                                              821,600          6,843,928
* Spartech                                                                                              305,100          8,167,527
* Texas Industries                                                                                      124,400          6,476,264
Valspar                                                                                                 306,900          8,163,540
Westlake Chemical                                                                                       216,400          6,926,964
                                                                                                                         _________

                                                                                                                       145,839,260
                                                                                                                       ___________
Business Services - 1.79%
Brink's                                                                                                 226,500         12,018,090
+ United Stationers                                                                                     166,200          7,729,962
                                                                                                                         _________

                                                                                                                        19,748,052
                                                                                                                        __________
Capital Spending - 6.16%
*+ Casella Waste Systems                                                                                482,400          4,988,016
* Gibraltar Industries                                                                                  319,900          7,095,382
Harsco                                                                                                  137,900         10,707,935
+ Insituform Technologies                                                                               203,400          4,938,552
* Mueller Industries                                                                                    269,600          9,481,832
+ Mueller Water Products Class A                                                                        306,600          4,479,426
Timken                                                                                                  246,800          7,349,704
* Wabtec                                                                                                469,400         12,734,822
Walter Industries                                                                                       149,100          6,363,588
                                                                                                                         _________

                                                                                                                        68,139,257
                                                                                                                        __________
Consumer Cyclical - 1.14%
Furniture Brands International                                                                          220,600          4,200,224
* KB HOME                                                                                               101,600          4,450,080
+ WCI Communities                                                                                       228,300          3,981,552
                                                                                                                         _________

                                                                                                                        12,631,856
                                                                                                                        __________
Consumer Services - 11.51%
* Applebee's International                                                                              463,100          9,961,281
* Belo Class A                                                                                          284,500          4,497,945
* Borders Group                                                                                         467,300          9,532,920
* Cato Class A                                                                                          444,600          9,741,186
*+ CEC Entertainment                                                                                    289,100          9,109,541
+ Dollar Tree Stores                                                                                    341,900         10,585,224
* Kenneth Cole Productions Class A                                                                      177,100          4,315,927
+ Lenox Group                                                                                           153,000            925,650
* Meredith                                                                                              184,600          9,106,318
PETsMART                                                                                                244,300          6,779,325
Ross Stores                                                                                             341,600          8,680,056
* Stage Stores                                                                                          322,050          9,448,947
* Thor Industries                                                                                       218,800          9,007,996

Tuesday Morning                                                                                         326,400          4,530,432
* Wolverine World Wide                                                                                  323,450          9,156,870
+ Zale                                                                                                  427,900         11,869,946
                                                                                                                        __________

                                                                                                                       127,249,564
                                                                                                                       ___________
Consumer Staples - 2.98%
American Greetings Class A                                                                              316,600          7,319,792
Bunge Limited                                                                                           119,100          6,901,845
+ Constellation Brands Class A                                                                          332,800          9,577,984
Del Monte Foods                                                                                         871,100          9,102,995
                                                                                                                         _________

                                                                                                                        32,902,616
                                                                                                                        __________
Energy - 5.51%
+ Grey Wolf                                                                                           1,194,500          7,979,260
+ Newfield Exploration                                                                                  264,100         10,178,414
* Southwest Gas                                                                                         280,600          9,349,592
*+ TODCO                                                                                                170,400          5,895,840
*+ W-H Energy Services                                                                                  338,600         14,041,742
*+ Whiting Petroleum                                                                                    335,400         13,449,540
                                                                                                                        __________

                                                                                                                        60,894,388
                                                                                                                        __________
Financial Services - 18.36%
AmerUs Group                                                                                             95,600          6,501,756
Bank of Hawaii                                                                                          290,100         13,971,216
* BankUnited Financial Class A                                                                          397,400         10,360,218
Berkley (W.R.)                                                                                          443,543         15,696,987
* Boston Private Financial Holdings                                                                     415,000         11,570,200
Colonial BancGroup                                                                                      652,800         15,993,599
* First Midwest Bancorp                                                                                 188,500          7,142,265
* First Republic Bank                                                                                   330,500         14,066,080
* Greater Bay Bancorp                                                                                   427,800         12,068,238
* Harleysville Group                                                                                    214,600          7,508,854
* Independent Bank                                                                                      125,200          4,071,504
* Infinity Property & Casualty                                                                          205,900          8,468,667
* MAF Bancorp                                                                                           215,200          8,885,608
NBT Bancorp                                                                                             206,000          4,791,560
* Ohio Casualty                                                                                         318,200          8,231,834
Platinum Underwriters Holdings                                                                          381,900         11,773,977
Provident Bankshares                                                                                    334,300         12,385,815
StanCorp Financial Group                                                                                169,300          7,555,859
Sterling Financial                                                                                      320,720         10,400,950
*+ Triad Guaranty                                                                                       224,500         11,487,665
                                                                                                                        __________

                                                                                                                       202,932,852
                                                                                                                       ___________
Health Care - 6.64%
Arrow International                                                                                     270,700          8,610,967
+ Community Health Systems                                                                              220,900          8,250,615
* Owens & Minor                                                                                         320,800         10,551,112
+ Pediatrix Medical Group                                                                               273,900         12,489,840
Service Corp International                                                                            1,192,400         11,137,016
* STERIS                                                                                                383,200          9,219,792
Universal Health Services Class B                                                                       218,700         13,106,691
                                                                                                                        __________

                                                                                                                        73,366,033
                                                                                                                        __________
Real Estate - 4.88%
* Ashford Hospitality Trust                                                                             574,100          6,849,013
* Brandywine Realty Trust                                                                               445,033         14,485,824
Camden Property Trust                                                                                   151,500         11,515,515
* Education Realty Trust                                                                                258,000          3,808,080
* Highland Hospitality                                                                                  593,100          8,499,123
Reckson Associates Realty                                                                               204,600          8,756,880
                                                                                                                         _________

                                                                                                                        53,914,435
                                                                                                                        __________
Technology - 14.36%
Acxiom                                                                                                  448,500         11,060,010
+ BEA Systems                                                                                           913,900         13,891,280
+ Bell Microproducts                                                                                    536,200          2,782,878
*+ Brocade Communications Systems                                                                     1,603,400         11,320,004
*+ Checkpoint Systems                                                                                   381,000          6,290,310
*+ CommScope                                                                                            417,800         13,728,908
+ Compuware                                                                                           1,621,500         12,631,485
+ Emulex                                                                                                607,100         11,031,007
*+ Entegris                                                                                             652,500          7,118,775
*+ Insight Enterprises                                                                                  462,700          9,536,247
+ NETGEAR                                                                                               262,900          5,413,111
+ Parametric Technology                                                                                 692,800         12,096,288

*+ Premiere Global Services                                                                             850,000          7,378,000
* QAD                                                                                                   338,800          2,737,504
+ Sybase                                                                                                380,100          9,213,624
+ Synopsys                                                                                              444,900          8,773,428
* Technitrol                                                                                            460,100         13,733,985
                                                                                                                        __________

                                                                                                                       158,736,844
                                                                                                                       ___________
Transportation - 3.49%
Alexander & Baldwin                                                                                     275,700         12,232,809
+ Kirby                                                                                                 323,100         10,122,723
*+ Saia                                                                                                 126,200          4,114,120
* SkyWest                                                                                               283,200          6,944,064
*+ YRC Worldwide                                                                                        140,300          5,196,712
                                                                                                                         _________

                                                                                                                        38,610,428
                                                                                                                        __________
Utilities - 3.31%
Black Hills                                                                                             158,000          5,310,380
*+ El Paso Electric                                                                                     384,600          8,591,964
* FairPoint Communications                                                                              317,000          5,515,800
* Otter Tail                                                                                            260,700          7,622,868
* PNM Resources                                                                                         344,650          9,502,001
                                                                                                                         _________

                                                                                                                        36,543,013
                                                                                                                        __________

Total Common Stock (cost $820,645,399)                                                                               1,031,508,598
                                                                                                                     _____________


                                                                                                     Principal
                                                                                                     Amount

Repurchase Agreements - 6.43%

With BNP Paribas 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $39,276,558,
collateralized by $18,688,700 U.S. Treasury Notes
2.625% due 5/15/08, market value $18,253,330,
$8,929,300 U.S. Treasury Notes 2.75%
due 8/15/07, market value $8,792,474
and $13,082,100 U.S. Treasury Notes 3.875%
due 5/15/09, market value $13,027,597)                                                              $39,260,200         39,260,200

With Cantor Fitzgerald 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $15,892,019,
collateralized by $11,943,000 U.S. Treasury Notes
3.375% due 9/15/09, market value $11,560,720
and $4,672,200 U.S. Treasury Notes 4.00%
due 6/15/09, market value $4,651,905)                                                                15,885,400
                                                                                                     15,885,400

With UBS Warburg 4.98% 10/2/06
(dated 9/29/06, to be repurchased at $15,891,992,
collateralized by $16,542,300 U.S. Treasury Bills
due 3/1/07, market value $16,211,439)                                                                15,885,400         15,885,400
                                                                                                                        __________

Total Repurchase Agreements (cost $71,031,000)                                                                          71,031,000
                                                                                                                        __________

Total Market Value of Securities Before Securities Lending Collateral - 99.75%
     (cost $891,676,399)                                                                                             1,102,539,598
                                                                                                                     _____________
Securities Lending Collateral** - 21.56%

Short-Term Investments - 21.56%
Fixed Rate Notes - 4.68%
Citigroup Global Markets 5.39% 10/2/06                                                               48,561,962         48,561,962
Union Bank of Switzerland 5.29% 10/10/06                                                              3,214,099          3,214,099
                                                                                                                         _________

                                                                                                                        51,776,061
                                                                                                                        __________
~ Variable Rate Notes - 16.88%
American Honda Finance 5.32% 2/21/07                                                                  5,785,379          5,785,380
ANZ National 5.31% 10/29/07                                                                           1,285,640          1,285,640
Australia New Zealand 5.33% 10/29/07                                                                  6,428,199          6,428,199
Bank of America 5.32% 2/23/07                                                                         8,356,659          8,356,659
Bank of New York 5.32% 10/29/07                                                                       5,142,559          5,142,560
Barclays New York 5.31% 5/18/07                                                                       8,356,659          8,356,659
Bayerische Landesbank 5.38% 10/29/07                                                                  6,428,199          6,428,199
Bear Stearns 5.39% 3/29/07                                                                            7,713,839          7,713,839
BNP Paribas 5.36% 10/29/07                                                                            6,428,199          6,428,199
Canadian Imperial Bank
     5.31% 10/29/07                                                                                   3,214,100          3,214,100
     5.32% 11/22/06                                                                                   6,428,199          6,428,199

CDC Financial Products 5.43% 10/30/06                                                                 8,356,659         8,356,659
Citigroup Global Markets 5.45% 10/06/06                                                               8,356,659         8,356,659
Commonwealth Bank 5.33% 10/29/07                                                                      6,428,199         6,428,199
Deutsche Bank London 5.34% 2/23/07                                                                    7,713,839         7,713,839
Dexia Bank 5.33% 9/28/07                                                                              8,999,460         8,997,714
Goldman Sachs 5.52% 10/01/07                                                                          8,356,659         8,356,659
Marshall & Ilsley Bank 5.31% 10/29/07                                                                 7,071,019         7,071,019
Merrill Lynch Mortgage Capital 5.48% 10/5/06                                                          5,785,379         5,785,379
Morgan Stanley 5.56% 10/29/07                                                                         8,356,659         8,356,659
National Australia Bank 5.30% 3/7/07                                                                  7,970,967         7,970,967
National City Bank 5.32% 3/2/07                                                                       7,714,052         7,715,244
National Rural Utilities 5.32% 10/29/07                                                              10,156,555        10,156,555
Nordea Bank New York 5.31% 5/16/07                                                                    3,214,079         3,213,980
Nordea Bank Norge 5.34% 10/29/07                                                                      6,428,199         6,428,199
Royal Bank of Scotland 5.32% 10/29/07                                                                 6,428,199         6,428,199
Societe Generale 5.30% 10/29/07                                                                       3,214,100         3,214,100
Wells Fargo 5.34% 10/29/07                                                                            6,428,199         6,428,199
                                                                                                                        _________

                                                                                                                      186,545,862
                                                                                                                      ___________

Total Securities Lending Collateral (cost $238,321,923)                                                               238,321,923
                                                                                                                      ___________
Total Market Value of Securities - 121.31%
     (cost $1,129,998,322)                                                                                          1,340,861,521 !

Obligation to Return Securities Lending Collateral** - (21.56%)                                                      (238,321,923)

Receivables and Other Assets Net of Liabilities (See Notes) - 0.25%                                                     2,809,641
                                                                                                                        _________

Net Assets Applicable to 35,008,281 Shares Outstanding - 100.00%                                                   $1,105,349,239
                                                                                                                   ______________

 ~ Variable rate security. The interest rate shown is the rate as of September 30, 2006.

 * Fully or partially on loan.

** See Note 3 in "Notes."

 ! Includes $231,906,672 of securities loaned.

 + Non-income producing security for the period ended September 30, 2006.

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Small Cap Value Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to a fund are charged directly to that fund. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

2.  Investments

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:


Cost of investments                                $1,130,364,174
                                                   ______________

Aggregate unrealized appreciation                     236,362,835
Aggregate unrealized depreciation                     (25,865,488)
                                                   ______________
Net unrealized appreciation                        $  210,497,347
                                                   ______________

3. Securities Lending

The Series, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of the securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At September 30, 2006, the market value of securities on loan was $231,906,672, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in large companies for a number of reasons, which may include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At September 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

Delaware VIP Trust-Delaware VIP Trend Series
____________________________________________

September 30, 2006

                                                                                                     Number of         Market
                                                                                                     Shares            Value
Common Stock - 96.38%

Basic Industry/Capital Goods - 9.58%
* AMCOL International                                                                                   190,600        $ 4,747,846
* Bucyrus International Class A                                                                         215,650          9,147,873
*+ Energy Conversion Devices                                                                            102,000          3,778,080
*+ Hexcel                                                                                               381,800          5,402,470
JLG Industries                                                                                          435,200          8,621,312
+ Mettler-Toledo International                                                                          137,600          9,102,240
MSC Industrial Direct Class A                                                                           237,600          9,679,824
                                                                                                                         _________

                                                                                                                        50,479,645
                                                                                                                        __________
Business Services - 5.00%
+ Advisory Board                                                                                        149,100          7,532,532
*+ Bright Horizons Family Solutions                                                                     216,100          9,017,853
+ Fisher Scientific International                                                                        37,900          2,965,296
+ Monster Worldwide                                                                                     189,500          6,858,005
                                                                                                                         _________

                                                                                                                        26,373,686
                                                                                                                        __________
Consumer Non-Durables - 12.60%
+ Bare Escentuals                                                                                        19,400            526,710
+ Carter's                                                                                              245,200          6,470,828
+ Coach                                                                                                 394,000         13,553,600
*+ Crocs                                                                                                260,200          8,833,790
+ Dick's Sporting Goods                                                                                 228,000         10,378,560
*+ DSW Class A                                                                                          218,200          6,873,300
+ J Crew Group                                                                                           50,700          1,524,549
+ Tractor Supply                                                                                        140,900          6,799,834
+ Under Armour Class A                                                                                  285,900         11,441,718
                                                                                                                        __________

                                                                                                                        66,402,889
                                                                                                                        __________
Consumer Services - 3.43%
+ Sonic                                                                                                 337,864          7,639,105
*+ Texas Roadhouse                                                                                      407,200          5,000,416
*+ Wynn Resorts                                                                                          79,900          5,433,999
                                                                                                                         _________

                                                                                                                        18,073,520
                                                                                                                        __________
Energy - 5.65%
* Carbo Ceramics                                                                                        151,350          5,453,141
*+ Helix Energy Solutions Group                                                                         246,900          8,246,460
+ Hydril                                                                                                124,800          6,996,288
+ Veritas DGC                                                                                           137,700          9,063,414
                                                                                                                         _________

                                                                                                                        29,759,303
                                                                                                                        __________
Financials - 10.70%
Aspen Insurance Holdings                                                                                120,100          3,102,183
Bankunited Financial Class A                                                                            125,000          3,258,750
City National                                                                                            85,400          5,726,924
Delphi Financial Group Class A                                                                          163,250          6,510,410
Hanover Insurance Group                                                                                 152,300          6,797,149
+ Nasdaq Stock Market                                                                                    82,500          2,494,800
PartnerRe                                                                                                69,900          4,723,143
+ SVB Financial Group                                                                                    51,000          2,276,640
Waddell & Reed Financial Class A                                                                        335,700          8,308,575
Webster Financial                                                                                       119,100          5,610,801
* Whitney Holding                                                                                       211,400          7,561,778
                                                                                                                         _________

                                                                                                                        56,371,153
                                                                                                                        __________

Health Care - 22.56%
*+ Align Technology                                                                                     367,900          4,186,702
*+ Cepheid                                                                                              497,600          3,592,672
*+ Conceptus                                                                                            397,100          7,024,699
+ Cubist Pharmaceuticals                                                                                225,100          4,893,674
+ CV Therapeutics                                                                                       406,500          4,528,410
+ Digene                                                                                                169,100          7,296,665
+ Hologic                                                                                               219,800          9,565,696
+ LifeCell                                                                                               48,100          1,549,782
+ MGI Pharma                                                                                            337,000          5,799,770
*+ Nektar Therapeutics                                                                                  185,500          2,673,055
*+ NuVasive                                                                                             465,100          9,353,161
+ Nuvelo                                                                                                163,800          2,987,712
+ PDL BioPharma                                                                                         412,600          7,921,920
+ Per-Se Technologies                                                                                   304,800          6,943,344
*+ Progenics Pharmaceuticals                                                                            285,200          6,690,792
*+ Sciele Pharma                                                                                        429,200          8,086,128
+ Techne                                                                                                 85,000          4,323,100
*+ Telik                                                                                                481,900          8,573,001
*+ United Therapeutics                                                                                  245,300         12,888,062
                                                                                                                        __________

                                                                                                                       118,878,345
                                                                                                                       ___________
Technology - 24.42%
+ Akamai Technologies                                                                                   225,300         11,262,747
+ American Reprographics                                                                                222,900          7,146,174
+ Arris Group                                                                                           220,400          2,525,784
+ Cymer                                                                                                 120,800          5,304,328
+ F5 Networks                                                                                            55,300          2,970,716
+ Foundry Networks                                                                                      429,500          5,647,925
*+ Informatica                                                                                          562,400          7,643,016
*+ Itron                                                                                                117,900          6,578,820
+ Knot                                                                                                   54,500          1,206,085
+ Microsemi                                                                                             393,000          7,408,050
+ Opsware                                                                                               922,700          8,313,527
+ Polycom                                                                                               353,500          8,671,355
+ Powerwave Technologies                                                                                701,900          5,334,440
+ Rackable Systems                                                                                      243,700          6,670,069
+ salesforce.com                                                                                        152,000          5,453,760
+ Shutterfly                                                                                             35,400            550,470
+ Silicon Laboratories                                                                                  135,900          4,215,618
*+ SiRF Technology Holdings                                                                             170,900          4,099,891
+ TIBCO Software                                                                                        771,400          6,927,172
+ Trident Microsystems                                                                                  234,400          5,452,144
+ Varian Semiconductor Equipment                                                                        128,900          4,730,630
+ Vishay Intertechnology                                                                                390,700          5,485,428
*+ Wind River Systems                                                                                   477,400          5,112,954
                                                                                                                         _________

                                                                                                                       128,711,103
                                                                                                                       ___________
Transportation - 2.44%
Hunt (J.B.) Transport Services                                                                          240,700          4,999,339
UTi Worldwide                                                                                           282,000          7,887,540
                                                                                                                         _________

                                                                                                                        12,886,879
                                                                                                                        __________

Total Common Stock (cost $403,498,017)                                                                                 507,936,523
                                                                                                                       ___________


                                                                                                     Principal
                                                                                                     Amount

Repurchase Agreements - 3.59%

With BNP Paribas 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $10,477,364,
collateralized by $4,986,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $4,869,456,
$2,382,000 U.S. Treasury Notes 2.75% due 8/15/07,
market value $2,345,576 and $3,490,000
U.S. Treasury Notes 3.875% due 5/15/09,
market value $3,475,383)                                                                            $10,473,000         10,473,000

With Cantor Fitzgerald 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $4,239,766,
collateralized by $3,186,000 U.S. Treasury
Notes 3.375% due 9/15/09, market value $3,084,063
and $1,246,000 U.S. Treasury Notes 4.00%
due 6/15/09, market value $1,240,993)                                                                 4,238,000          4,238,000

With UBS Warburg 4.98% 10/2/06
(dated 9/29/06, to be repurchased at $4,239,759,
collateralized by $4,413,000 U.S. Treasury Bills
due 3/1/07, market value $4,324,739)                                                                  4,238,000          4,238,000
                                                                                                                         _________

Total Repurchase Agreements (cost $18,949,000)                                                                          18,949,000
                                                                                                                        __________

Total Market Value of Securities Before Securities Lending Collateral - 99.97%
     (cost $422,447,017)                                                                                               526,885,523
                                                                                                                       ___________

Securities Lending Collateral** - 9.10%

Short-Term Investments - 9.10%
Fixed Rate Notes - 1.98%
Citigroup Global Markets 5.39% 10/2/06                                                               9,775,062          9,775,062
Union Bank of Switzerland 5.29% 10/10/06                                                               646,968            646,968
                                                                                                                          _______

                                                                                                                       10,422,030
                                                                                                                       __________
~ Variable Rate Notes - 7.12%
American Honda Finance 5.32% 2/21/07                                                                 1,164,542          1,164,542
ANZ National 5.31% 10/29/07                                                                            258,787            258,787
Australia New Zealand 5.33% 10/29/07                                                                 1,293,936          1,293,936
Bank of America 5.32% 2/23/07                                                                        1,682,116          1,682,116
Bank of New York 5.32% 10/29/07                                                                      1,035,148          1,035,148
Barclays New York 5.31% 5/18/07                                                                      1,682,116          1,682,116
Bayerische Landesbank 5.38% 10/29/07                                                                 1,293,936          1,293,936
Bear Stearns 5.39% 3/29/07                                                                           1,552,723          1,552,722
BNP Paribas 5.36% 10/29/07                                                                           1,293,936          1,293,936
Canadian Imperial Bank
     5.31% 10/29/07                                                                                    646,968            646,968
     5.32% 11/22/06                                                                                  1,293,936          1,293,936
CDC Financial Products 5.43% 10/30/06                                                                1,682,116          1,682,116
Citigroup Global Markets 5.45% 10/06/06                                                              1,682,116          1,682,116
Commonwealth Bank 5.33% 10/29/07                                                                     1,293,936          1,293,936
Deutsche Bank London 5.34% 2/23/07                                                                   1,552,723          1,552,722
Dexia Bank 5.33% 9/28/07                                                                             1,811,506          1,811,154
Goldman Sachs 5.52% 10/01/07                                                                         1,682,116          1,682,116
Marshall & Ilsley Bank 5.31% 10/29/07                                                                1,423,329          1,423,329
Merrill Lynch Mortgage Capital 5.48% 10/5/06                                                         1,164,542          1,164,542
Morgan Stanley 5.56% 10/29/07                                                                        1,682,116          1,682,116
National Australia Bank 5.30% 3/7/07                                                                 1,604,480          1,604,480
National City Bank 5.32% 3/2/07                                                                      1,552,766          1,553,005
National Rural Utilities 5.32% 10/29/07                                                              2,044,418          2,044,418
Nordea Bank New York 5.31% 5/16/07                                                                     646,964            646,943
Nordea Bank Norge 5.34% 10/29/07                                                                     1,293,936          1,293,936
Royal Bank of Scotland 5.32% 10/29/07                                                                1,293,936          1,293,936
Societe Generale 5.30% 10/29/07                                                                        646,968            646,968
Wells Fargo 5.34% 10/29/07                                                                           1,293,936          1,293,936
                                                                                                                        _________

                                                                                                                       37,549,912
                                                                                                                       __________

Total Securities Lending Collateral (cost $47,971,942)                                                                 47,971,942
                                                                                                                       __________

Total Market Value of Securities - 109.07%
     (cost $470,418,959)                                                                                              574,857,465 !

Obligation to Return Securities Lending Collateral** - (9.10%)                                                        (47,971,942)

Receivables and Other Assets Net of Liabilities (See Notes) - 0.03%                                                       148,254
                                                                                                                          _______

Net Assets Applicable to 16,331,307 Shares Outstanding - 100.00%                                                     $527,033,777
                                                                                                                     ____________

 + Non-income producing securities for the period ended September 30, 2006.

 ~ Variable rate security. The interest rate shown is the rate as of September 30, 2006.

 * Fully or partially on loan.

** See Note 3 in "Notes."

 ! Includes $47,035,953 of securities loaned.

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Trend Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of Investments                                $472,695,058
                                                   ____________

Aggregate unrealized appreciation                   132,651,524
Aggregate unrealized depreciation                   (30,489,117)
                                                   ____________

Net unrealized appreciation                        $102,162,407
                                                   ____________

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $76,589,457 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $41,125,717 expires in 2009, $35,292,270 expires in 2010 and $171,470 expires in 2011.

3. Securities Lending

The Series, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At September 30, 2006, the market value of the securities on loan was $47,035,953, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At September 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

Schedule of Investments (Unaudited)


Delaware VIP Trust - Delaware VIP U.S. Growth Series
____________________________________________________

September 30, 2006

                                                                                                     Number of         Market
                                                                                                     Shares            Value
Common Stock - 98.23%

Basic Industry/Capital Goods - 3.69%
Praxair                                                                                                  93,000         $5,501,880
                                                                                                                        __________

                                                                                                                         5,501,880
                                                                                                                         _________
Business Services - 18.65%
Expeditors International Washington                                                                     113,000          5,037,540
First Data                                                                                              135,000          5,670,000
Moody's                                                                                                  79,000          5,165,020
Paychex                                                                                                 142,500          5,251,125
United Parcel Service Class B                                                                            92,500          6,654,450
                                                                                                                         _________

                                                                                                                        27,778,135
                                                                                                                        __________
Consumer Non-Durables - 15.38%
Procter & Gamble                                                                                         96,000          5,950,080
Staples                                                                                                 255,500          6,216,315
Wal-Mart Stores                                                                                         110,000          5,425,200
Walgreen                                                                                                120,000          5,326,800
                                                                                                                         _________

                                                                                                                        22,918,395
                                                                                                                        __________
Consumer Services - 18.27%
+ Apollo Group Class A                                                                                   84,000          4,136,160
+ eBay                                                                                                  240,000          6,806,400
International Game Technology                                                                           125,000          5,187,500
+ MGM MIRAGE                                                                                            127,000          5,015,230
Weight Watchers International                                                                            94,000          4,167,960
+ XM Satellite Radio Holdings Class A                                                                   147,700          1,903,853
                                                                                                                         _________

                                                                                                                        27,217,103
                                                                                                                        __________
Financials - 3.63%
Chicago Mercantile Exchange Holdings                                                                     11,300          5,404,225
                                                                                                                         _________

                                                                                                                         5,404,225
                                                                                                                         _________
Health Care - 17.00%
Allergan                                                                                                 52,500          5,912,025
+ Genentech                                                                                              85,000          7,029,500
UnitedHealth Group                                                                                      140,000          6,888,000
+ Zimmer Holdings                                                                                        81,500          5,501,250
                                                                                                                         _________

                                                                                                                        25,330,775
                                                                                                                        __________
Technology - 21.61%
+ Google Class A                                                                                         14,700          5,907,930
+ Intuit                                                                                                162,500          5,214,625
+ NAVTEQ                                                                                                 75,400          1,968,694
QUALCOMM                                                                                                215,000          7,815,250
+ SanDisk                                                                                               105,000          5,621,700
+ Seagate Technology                                                                                    245,000          5,657,050
                                                                                                                         _________

                                                                                                                        32,185,249
                                                                                                                        __________

Total Common Stock (cost $136,798,877)                                                                                 146,335,762
                                                                                                                       ___________

                                                                                                     Principal
                                                                                                     Amount

Repurchase Agreements- 5.52%

With BNP Paribas 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $4,547,894,
collateralized by $2,164,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $2,113,378,
$1,034,000 U.S. Treasury Notes 2.75% due 8/15/07,
market value $1,017,996 and $1,515,000
U.S. Treasury Notes 3.875% due 5/15/09,
market value $1,508,341)                                                                             $4,546,000          4,546,000

With Cantor Fitzgerald 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $1,839,766,
collateralized by $1,383,000 U.S. Treasury
Notes 3.375% due 9/15/09, market value $1,338,505
and $541,000 U.S. Treasury Notes
4.00% due 6/15/09, market value $538,600)                                                             1,839,000          1,839,000

With UBS Warburg 4.98% 10/2/06
(dated 9/29/06, to be repurchased at $1,839,763,
collateralized by $1,915,000 U.S. Treasury Bills
due 3/1/07, market value $1,876,967)                                                                  1,839,000          1,839,000
                                                                                                                         _________

Total Repurchase Agreements (cost $8,224,000)                                                                            8,224,000
                                                                                                                         _________

Total Market Value of Securities - 103.75%
     (cost $145,022,877)                                                                                               154,559,762

Liabilities Net of Receivables and Other Assets (See Notes) - (3.75%)                                                   (5,583,377)
                                                                                                                        __________

Net Assets Applicable to 19,870,309 Shares Outstanding - 100.00%                                                      $148,976,385
                                                                                                                      ____________

+ Non-income producing security for the period ended September 30, 2006.

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP U.S. Growth Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to a Series are charged directly to that Series. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                                $145,520,828
                                                   ____________

Aggregate unrealized appreciation                    14,202,670
Aggregate unrealized depreciation                    (5,163,736)
                                                   ____________

Net unrealized appreciation                        $  9,038,934
                                                   ____________

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $10,138,170 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $75,384 expires in 2008, $4,507,939 expires in 2009, $3,675,553 expires in 2010,
$1,428,622 expires in 2011 and $450,672 expires in 2012.

3. Credit and Market Risk

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At September 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

Delaware VIP Trust-Delaware VIP Value Series
____________________________________________

September 30, 2006

                                                                                                     Number of         Market
                                                                                                     Shares            Value
Common Stock- 98.88%

Consumer Discretionary - 9.23%
Gap                                                                                                     912,900       $ 17,299,455
* Limited Brands                                                                                        587,900         15,573,471
Mattel                                                                                                  912,500         17,976,250
                                                                                                                        __________

                                                                                                                        50,849,176
                                                                                                                        __________
Consumer Staples - 11.84%
* ConAgra Foods                                                                                         688,100         16,844,688
Heinz (H.J.)                                                                                            385,100         16,147,243
* Kimberly-Clark                                                                                        253,000         16,536,080
* Safeway                                                                                               518,000         15,721,300
                                                                                                                        __________

                                                                                                                        65,249,311
                                                                                                                        __________
Energy - 6.09%
Chevron                                                                                                 262,500         17,025,750
ConocoPhillips                                                                                          278,000         16,549,340
                                                                                                                        __________

                                                                                                                        33,575,090
                                                                                                                        __________
Financials - 23.92%
Allstate                                                                                                261,000         16,372,530
Aon                                                                                                     483,100         16,362,597
Chubb                                                                                                   308,800         16,045,248
Hartford Financial Services Group                                                                       183,500         15,918,625
* Huntington Bancshares                                                                                 682,600         16,334,618
* Morgan Stanley                                                                                        241,900         17,636,929
* Wachovia                                                                                              299,200         16,695,360
* Washington Mutual                                                                                     378,600         16,457,742
                                                                                                                        __________

                                                                                                                       131,823,649
                                                                                                                       ___________
Health Care - 17.69%
* Abbott Laboratories                                                                                   310,400         15,073,024
* Baxter International                                                                                  343,300         15,606,418
Bristol-Myers Squibb                                                                                    662,700         16,514,484
Merck & Co.                                                                                             405,800         17,003,020
Pfizer                                                                                                  600,900         17,041,524
* Wyeth                                                                                                 319,400         16,238,296
                                                                                                                        __________

                                                                                                                        97,476,766
                                                                                                                        __________
Industrials - 5.97%
Donnelley (R.R.) & Sons                                                                                 489,000         16,117,440
Waste Management                                                                                        457,300         16,773,764
                                                                                                                        __________

                                                                                                                        32,891,204
                                                                                                                        __________
Information Technology - 12.19%
Hewlett-Packard                                                                                         464,300         17,035,167
Intel                                                                                                   832,000         17,114,240
International Business Machines                                                                         200,200         16,404,388
*+ Xerox                                                                                              1,067,600         16,611,856
                                                                                                                        __________

                                                                                                                        67,165,651
                                                                                                                        __________
Materials - 3.00%
* duPont (E.I.) deNemours                                                                               386,300         16,549,092
                                                                                                                        __________

                                                                                                                        16,549,092
                                                                                                                        __________

Telecommunications - 5.92%
* AT&T                                                                                                  490,524         15,971,461
* Verizon Communications                                                                                448,300         16,645,379
                                                                                                                        __________

                                                                                                                        32,616,840
                                                                                                                        __________
Utilities - 3.03%
* Progress Energy                                                                                       368,800         16,736,144
                                                                                                                        __________

                                                                                                                        16,736,144
                                                                                                                        __________

Total Common Stock (cost $461,627,358)                                                                                 544,932,923
                                                                                                                       ___________

                                                                                                     Principal
                                                                                                     Amount

Repurchase Agreements - 2.68%

With BNP Paribas 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $8,148,394,
collateralized by $3,877,000 U.S. Treasury Notes
2.625% due 5/15/08, market value $3,786,812,
$1,852,000 U.S. Treasury Notes 2.75% due 8/15/07,
market value $1,824,075 and $2,714,000 U.S. Treasury
Notes 3.875% due 5/15/09, market value $2,702,689)                                                   $8,145,000          8,145,000

With Cantor Fitzgerald 5.00% 10/2/06
(dated 9/29/06, to be repurchased at $3,296,373,
collateralized by $2,478,000 U.S. Treasury
Notes 3.375% due 9/15/09, market value $2,398,372
and $969,000 U.S. Treasury Notes 4.00%
due 6/15/09, market value $965,078)                                                                   3,295,000          3,295,000

With UBS Warburg 4.98% 10/2/06
(dated 9/29/06, to be repurchased at $3,297,368,
collateralized by $3,432,000 U.S. Treasury Bills
due 3/1/07, market value $3,363,204)                                                                  3,296,000          3,296,000
                                                                                                                         _________

Total Repurchase Agreements (cost $14,736,000)                                                                          14,736,000
                                                                                                                        __________

Total Market Value of Securities Before Securities Lending Collateral - 101.56%
     (cost $476,363,358)                                                                                               559,668,923
                                                                                                                       ___________

Securities Lending Collateral** - 7.81%

Short-Term Investments - 7.81%
Fixed Rate Notes - 1.70%
Citigroup Global Markets 5.39% 10/2/06                                                                8,769,844          8,769,844
Union Bank of Switzerland 5.29% 10/10/06                                                                580,437            580,437
                                                                                                                         _________

                                                                                                                         9,350,281
                                                                                                                         _________
~ Variable Rate Notes - 6.11%
American Honda Finance 5.32% 2/21/07                                                                  1,044,786          1,044,786
ANZ National 5.31% 10/29/07                                                                             232,175            232,175
Australia New Zealand 5.33% 10/29/07                                                                  1,160,874          1,160,874
Bank of America 5.32% 2/23/07                                                                         1,509,136          1,509,136
Bank of New York 5.32% 10/29/07                                                                         928,699            928,699
Barclays New York 5.31% 5/18/07                                                                       1,509,136          1,509,136
Bayerische Landesbank 5.38% 10/29/07                                                                  1,160,874          1,160,874
Bear Stearns 5.39% 3/29/07                                                                            1,393,048          1,393,048
BNP Paribas 5.36% 10/29/07                                                                            1,160,874          1,160,874
Canadian Imperial Bank
     5.31% 10/29/07                                                                                     580,437            580,437
     5.32% 11/22/06                                                                                   1,160,874          1,160,874
CDC Financial Products 5.43% 10/30/06                                                                 1,509,136          1,509,136
Citigroup Global Markets 5.45% 10/06/06                                                               1,509,136          1,509,136
Commonwealth Bank 5.33% 10/29/07                                                                      1,160,874          1,160,874
Deutsche Bank London 5.34% 2/23/07                                                                    1,393,048          1,393,048
Dexia Bank 5.33% 9/28/07                                                                              1,625,220          1,624,904
Goldman Sachs 5.52% 10/01/07                                                                          1,509,136          1,509,136
Marshall & Ilsley Bank 5.31% 10/29/07                                                                 1,276,961          1,276,961
Merrill Lynch Mortgage Capital 5.48% 10/5/06                                                          1,044,786          1,044,786
Morgan Stanley 5.56% 10/29/07                                                                         1,509,136          1,509,136
National Australia Bank 5.30% 3/7/07                                                                  1,439,483          1,439,483
National City Bank 5.32% 3/2/07                                                                       1,393,087          1,393,302
National Rural Utilities 5.32% 10/29/07                                                               1,834,180          1,834,180
Nordea Bank New York 5.31% 5/16/07                                                                    1,160,910          1,160,874
Nordea Bank Norge 5.34% 10/29/07                                                                        580,415            580,415
Royal Bank of Scotland 5.32% 10/29/07                                                                 1,160,874          1,160,874

Societe Generale 5.30% 10/29/07                                                                        580,437            580,437
Wells Fargo 5.34% 10/29/07                                                                           1,160,874          1,160,874
                                                                                                                        _________

                                                                                                                       33,688,469
Total Securities Lending Collateral (cost $43,038,750)                                                                 43,038,750
                                                                                                                       __________

Total Market Value of Securities - 109.37%
     (cost $519,402,108)                                                                                              602,707,673 !

Obligation to Return Securities Lending Collateral**- (7.81%)                                                         (43,038,750)

Liabilities Net of Receivables and Other Assets (See Notes) - (1.56%)                                                  (8,577,653)
                                                                                                                       __________

Net Assets Applicable to 25,730,830 Shares Outstanding - 100.00%                                                      $551,091,270
                                                                                                                      ___________

 * Fully or partially on loan.

 ~ Variable rate security. The interest rate shown is the rate as of September 30, 2006.

** See Note 3 in "Notes."

 ! Includes $42,334,679 of securities loaned.

 + Non-income producing security for the period ended September 30, 2006.

________________________________________________________________________________

Notes

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP Trust-Delaware VIP Value Series (the "Series").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Although the Series' tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Series' financial statements.

Class Accounting - Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Series may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments(R) Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments

At September 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At September 30, 2006, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments                                $520,519,538
                                                   ____________

Aggregate unrealized appreciation                    83,122,915
Aggregate unrealized depreciation                      (934,780)
                                                   ____________

Net unrealized appreciation                       $  82,188,135
                                                   ____________

For federal income tax purposes, at December 31, 2005, capital loss carryforwards of $4,296,070 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $2,816,084 expires in 2009 and $1,479,986 expires in 2010.

3. Securities Lending

The Series, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with JPMorgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At September 30, 2006, the market value of securities on loan was $42,334,679, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

4. Credit and Market Risk

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series' Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At September 30, 2006, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: